UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 118.2%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 2.6%

3,281	Boeing Company	$344,833

6,057	United Technologies Corporation	639,437
	Total Aerospace & Defense	984,270
	Air Freight & Logistics – 0.5%

1,823	FedEx Corporation	193,238
	Airlines – 1.1%

20,230	Delta Air Lines, Inc.	429,483
	Auto Components – 1.0%

4,118	BorgWarner Inc., (2)	392,981
	Beverages – 1.0%

7,314	Constellation Brands, Inc., Class A, (2), (3)	380,986
	Biotechnology – 3.2%

3,969	Celgene Corporation, (3)	582,887

10,646	Gilead Sciences, Inc., (2), (3)	654,197
	Total Biotechnology	1,237,084
	Capital Markets – 1.3%

18,323	Morgan Stanley, (2)	498,569
	Chemicals – 2.6%

7,183	LyondellBasell Industries NV	493,544

5,156	Monsanto Company	509,310
	Total Chemicals	1,002,854
	Commercial Banks – 5.7%

10,933	BNP Paribas SA, (2)	353,683

22,362	Fifth Third Bancorp.	430,021

66,930	Lloyds TSB Group PLC, (3)	279,098

9,124	PNC Financial Services Group, Inc., (2)	693,880

40,669	Regions Financial Corporation	407,097
	Total Commercial Banks	2,163,779
	Commercial Services & Supplies – 0.5%

11,824	Pitney Bowes Inc.	195,214
	Communications Equipment – 2.7%

40,739	Cisco Systems, Inc.	1,040,881
	Computers & Peripherals – 6.0%

3,245	Apple, Inc.	1,468,363

11,547	NetApp, Inc.	474,813

5,334	Western Digital Corporation, (2)	343,403
	Total Computers & Peripherals	2,286,579
	Consumer Finance – 1.0%

15,931	SLM Corporation	393,655
	Containers & Packaging – 0.5%

6,411	Owens-Illinois, Inc., (3)	190,727
	Diversified Financial Services – 8.7%

55,416	Bank of America Corporation, (2)	809,074

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Diversified Financial Services (continued)

19,110	Citigroup Inc.	$996,395

20,069	JPMorgan Chase & Co.	1,118,445

5,822	Moody’s Corporation, (2)	394,557
	Total Diversified Financial Services	3,318,471
	Electrical Equipment – 3.5%

5,723	Eaton Corporation PLC	394,601

8,423	Emerson Electric Company	516,920

4,378	Rockwell Automation, Inc.	424,009
	Total Electrical Equipment	1,335,530
	Energy Equipment & Services – 3.3%

6,644	Cooper Cameron Corporation, (3)	393,989

9,526	Halliburton Company	430,480

5,531	Schlumberger Limited	449,836
	Total Energy Equipment & Services	1,274,305
	Food Products – 3.5%

10,949	ConAgra Foods, Inc.	396,463

16,835	Mondelez International Inc., Class A	526,430

14,516	Tyson Foods, Inc., Class A	400,932
	Total Food Products	1,323,825
	Health Care Equipment & Supplies – 2.0%

4,088	Baxter International, Inc.	298,588

4,418	Becton, Dickinson and Company, (2)	458,235
	Total Health Care Equipment & Supplies	756,823
	Health Care Providers & Services – 1.5%

7,178	CIGNA Corporation	558,664
	Household Durables – 3.1%

8,320	Jarden Corporation, (3)	378,310

3,371	Mohawk Industries Inc., (3)	401,115

3,135	Whirlpool Corporation	419,902
	Total Household Durables	1,199,327
	Industrial Conglomerates – 1.5%

8,486	Danaher Corporation	571,447
	Insurance – 3.4%

13,689	Lincoln National Corporation	570,421

9,161	Prudential Financial, Inc.	723,444
	Total Insurance	1,293,865
	Internet & Catalog Retail – 1.4%

626	Priceline.com Incorporated, (2), (3)	548,169
	Internet Software & Services – 3.2%

1,355	Google Inc., Class A, (3)	1,202,698
	IT Services – 1.6%

971	MasterCard, Inc., Class A	592,902
	Leisure Equipment & Products – 1.0%

3,464	Polaris Industries Inc., (2)	388,453

2	Nuveen Investments

Shares	Description (1)	Value
	Machinery – 2.4%

4,720	Dover Corporation, (2)	$404,221

7,086	Illinois Tool Works, Inc.	510,475
	Total Machinery	914,696
	Media – 2.9%

14,991	Comcast Corporation, Class A	675,794

2,938	Liberty Media Corporation, (3)	422,279
	Total Media	1,098,073
	Multiline Retail – 2.4%

7,808	Kohl’s Corporation	413,668

9,963	Macy’s, Inc., (2)	481,611
	Total Multiline Retail	895,279
	Oil, Gas & Consumable Fuels – 6.6%

6,767	Anadarko Petroleum Corporation	599,015

6,392	Chevron Corporation	804,689

8,023	Cobalt International Energy, Inc., (2), (3)	231,464

13,143	Marathon Oil Corporation	477,879

4,382	Occidental Petroleum Corporation	390,217
	Total Oil, Gas & Consumable Fuels	2,503,264
	Paper & Forest Products – 1.1%

8,956	International Paper Company	432,664
	Pharmaceuticals – 5.2%

15232	Merck & Company Inc.	733,725

27,877	Pfizer Inc.	814,845

14,818	Zoetis Incorporated	441,725
	Total Pharmaceuticals	1,990,295
	Semiconductors & Equipment – 0.9%

12,402	Maxim Integrated Products, Inc.	354,697
	Software – 6.3%

10,396	Autodesk, Inc., (3)	367,914

14,000	CA Inc., (2)	416,360

27,272	Microsoft Corporation	868,068

28,256	Symantec Corporation	753,870
	Total Software	2,406,212
	Specialty Retail – 4.5%

11,978	Best Buy Co., Inc., (2)	360,418

9,320	Foot Locker, Inc.	336,732

14,208	Lowe’s Companies, Inc.	633,393

22,899	Staples, Inc., (2)	389,743
	Total Specialty Retail	1,720,286
	Total Common Stocks (cost $31,718,724)	38,070,245

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 18.5%

	Money Market Funds – 18.5%

7,082,310	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$7,082,310
	Total Investments Purchased with Collateral from Securities Lending (cost $7,082,310)	7,082,310
	Total Long-Term Investments (cost $38,801,034)	45,152,555

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Large Cap Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

462,006	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$462,006
	Total Short-Term Investments (cost $462,006)	462,006
	Total Investments (cost $39,263,040) – 119.4%	45,614,561
	Other Assets Less Liabilities – (19.4)%	(7,423,431)
	Net Assets – 100%	$38,191,130

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$38,070,245	$—	$—	$38,070,245
Investments Purchased with Collateral from Securities Lending	7,082,310	—	—	7,082,310
Short-Term Investments:
Money Market Funds	462,006	—	—	462,006
Total	$45,614,561	$—	$—	$45,614,561

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $39,444,646.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$6,514,572
Depreciation	(344,657)
Net unrealized appreciation (depreciation) of investments	$6,169,915

4	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $6,905,416.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 123.2%

	COMMON STOCKS – 99.6%

	Airlines – 2.3%

4,425	Alaska Air Group, Inc.	$270,677

18,457	Delta Air Lines, Inc.	391,842
	Total Airlines	662,519
	Auto Components – 1.1%

3,257	BorgWarner Inc. (2)	310,816
	Beverages – 1.1%

6,486	Constellation Brands, Inc., Class A, (2), (3)	337,856
	Biotechnology – 5.3%

7,950	Alkermes Inc., (3)	266,961

4,026	Cubist Pharmaceuticals Inc., (2), (3)	250,941

9,680	Myriad Genentics Inc., (2), (3)	287,206

2,622	Onyx Pharmaceuticals Inc., (2), (3)	344,269

1,525	Regeneron Pharmaceuticals, Inc., (3)	411,842
	Total Biotechnology	1,561,219
	Capital Markets – 2.4%

1,784	Affiliated Managers Group Inc., (2), (3)	321,744

7,765	Waddell & Reed Financial, Inc., Class A, (2)	396,481
	Total Capital Markets	718,225
	Chemicals – 2.3%

4,047	LyondellBasell Industries NV	278,069

2,560	PPG Industries, Inc.	410,726
	Total Chemicals	688,795
	Commercial Banks – 4.6%

20,491	Fifth Third Bancorp.	394,042

38,427	Regions Financial Corporation	384,654

9,355	SunTrust Banks, Inc.	325,460

8,576	Zions Bancorporation	254,193
	Total Commercial Banks	1,358,349
	Communications Equipment – 1.3%

7,926	Plantronics Inc.	368,480
	Computers & Peripherals – 1.0%

4,355	Western Digital Corporation	280,375
	Construction & Engineering – 1.2%

8,648	Emcor Group Inc.	356,989
	Consumer Finance – 2.8%

6,707	Discover Financial Services	332,064

19,354	SLM Corporation	478,237
	Total Consumer Finance	810,301
	Diversified Consumer Services – 1.0%

5,521	Outerwall Inc., (2), (3)	305,035
	Diversified Financial Services – 1.3%

5,439	Moody’s Corporation, (2)	368,601
	Diversified Telecommunication Services – 0.7%

5,511	CenturyLink Inc., (2)	197,569

6	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities – 3.0%

7,782	El Paso Electric Company	$293,926

5,581	Pinnacle West Capital Corporation	328,721

7,435	Westar Energy Inc.	249,742
	Total Electric Utilities	872,389
	Electrical Equipment – 5.6%

5,839	Ametek Inc.	270,229

7,425	Babcock & Wilcox Company	226,760

5,510	Eaton Corporation PLC	379,915

5,058	Rockwell Automation, Inc.	489,867

2,133	Roper Industries Inc.	268,673
	Total Electrical Equipment	1,635,444
	Electronic Equipment & Instruments – 1.3%

4,745	Amphenol Corporation, Class A, (2)	372,767
	Energy Equipment & Services – 1.1%

5,219	Cooper Cameron Corporation, (3)	309,487
	Food Products – 2.6%

3,894	Treehouse Foods Inc., (3)	276,435

17,549	Tyson Foods, Inc., Class A	484,703
	Total Food Products	761,138
	Gas Utilities – 1.4%

3,655	Atmos Energy Corporation	161,697

4,815	Southwest Gas Corporation	239,017
	Total Gas Utilities	400,714
	Health Care Equipment & Supplies – 0.8%

4,834	ResMed Inc., (2)	230,340
	Health Care Providers & Services – 2.0%

8,918	HealthSouth Corporation, (3)	290,370

2,518	McKesson HBOC Inc.	308,858
	Total Health Care Providers & Services	599,228
	Health Care Technology – 0.6%

6,823	HMS Holdings Corporation, (3)	165,048
	Hotels, Restaurants & Leisure – 2.0%

4,048	Starwood Hotels & Resorts Worldwide, Inc.	267,775

2,407	Wynn Resorts Ltd, (2)	320,444
	Total Hotels, Restaurants & Leisure	588,219
	Household Durables – 2.5%

2,046	Mohawk Industries Inc., (3)	243,454

3,672	Whirlpool Corporation	491,828
	Total Household Durables	735,282
	Insurance – 3.7%

23,520	CNO Financial Group Inc.	335,866

9,602	Lincoln National Corporation	400,115

11,221	Unum Group, (2)	355,032
	Total Insurance	1,091,013

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Internet Software & Services – 1.3%

10,044	AOL Inc., (2)	$370,021
	IT Services – 2.6%

1,526	Alliance Data Systems Corporation, (2), (3)	301,812

12,587	Euronet Worldwide, Inc., (3)	463,327
	Total IT Services	765,139
	Leisure Equipment & Products – 1.8%

4,626	Polaris Industries Inc., (2)	518,760
	Life Sciences Tools & Services – 1.0%

6,559	Agilent Technologies, Inc.	293,384
	Machinery – 3.3%

8,593	Actuant Corporation, Class A	303,419

4,910	Dover Corporation, (2)	420,492

3,096	WABCO Holdings Inc., (3)	244,770
	Total Machinery	968,681
	Media – 1.1%

2,268	Liberty Media Corporation, (3)	325,980
	Multiline Retail – 1.2%

7,232	Macy’s, Inc., (2)	349,595
	Multi-Utilities – 0.8%

8,180	CMS Energy Corporation	228,958
	Oil, Gas & Consumable Fuels – 5.2%

4,968	Devon Energy Corporation	273,290

11,107	Energy XXI Ltd., (2)	298,223

6,608	HollyFrontier Company	300,994

10,906	Marathon Oil Corporation	396,542

16,036	Peabody Energy Corporation	265,556
	Total Oil, Gas & Consumable Fuels	1,534,605
	Paper & Forest Products – 1.4%

8,620	International Paper Company	416,432
	Personal Products – 1.7%

5,883	Nu Skin Enterprises, Inc., Class A	492,054
	Pharmaceuticals – 1.2%

4,665	Salix Pharmaceuticals Limited, (3)	344,744
	Real Estate Investment Trust – 4.4%

12,016	Invesco Mortgage Capital Inc.	197,423

8,433	Liberty Property Trust, (2)	322,225

16,004	Medical Properties Trust Inc.	233,658

3,532	Mid-America Apartment Communities, (2)	238,587

3,856	PS Business Parks Inc.	282,529
	Total Real Estate Investment Trust	1,274,422
	Road & Rail – 0.9%

14,100	Swift Transportation Company, Class A, (2), (3)	251,544
	Semiconductors & Equipment – 3.1%

29,688	Integrated Device Technology, Inc., (3)	267,489

11,681	Maxim Integrated Products, Inc.	334,077

8	Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

12,352	Skyworks Solutions Inc., (3)	$296,695
	Total Semiconductors & Equipment	898,261
	Software – 4.1%

13,182	CA Inc.	392,033

20,744	Symantec Corporation	553,450

6,944	Synopsys Inc., (3)	257,206
	Total Software	1,202,689
	Specialty Retail – 6.8%

659	AutoZone, Inc., (3)	295,614

9,503	Foot Locker, Inc.	343,343

6,342	Gap, Inc.	291,098

4,425	GNC Holdings Inc.	233,552

5,879	PetSmart Inc., (2)	430,460

23,417	Staples, Inc., (2)	398,557
	Total Specialty Retail	1,992,624
	Textiles, Apparel & Luxury Goods – 1.8%

3,686	Michael Kors Holdings Limited, (3)	248,215

1,500	Ralph Lauren Corporation	273,090
	Total Textiles, Apparel & Luxury Goods	521,305
	Thrifts & Mortgage Finance – 0.9%

16,219	Everbank Financial Corporation, (2)	251,718
	Total Common Stocks (cost $23,933,788)	29,087,114

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.6%

	Money Market Funds – 23.6%

6,911,535	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$6,911,535
	Total Investments Purchased with Collateral from Securities Lending (cost $6,911,535)	6,911,535
	Total Long-Term Investments (cost $30,845,323)	35,998,649

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%

462,006	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$56,722
	Total Short-Term Investments (cost $56,722)	56,722
	Total Investments (cost $30,902,045) – 123.4%	36,055,371
	Other Assets Less Liabilities – (23.4)%	(6,848,849)
	Net Assets – 100%	$29,206,522

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Select Fund (continued)

July 31, 2013

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$29,087,114	$—	$—	$29,087,114
Investments Purchased with Collateral from Securities Lending	6,911,535	—	—	6,911,535
Short-Term Investments:
Money Market Funds	56,722	—	—	56,722
Total	$36,055,371	$—	$—	$36,055,371

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $30,975,833.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$5,458,190
Depreciation	(378,652)
Net unrealized appreciation (depreciation) of investments	$5,079,538

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $6,748,898.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 120.4%

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 1.5%

376,093	Orbital Sciences Corporation, (2)	$6,972,764
	Airlines – 0.6%

27,700	Allegiant Travel Company	2,697,426
	Auto Components – 1.3%

308,566	Gentherm Inc., (2)	6,294,746
	Biotechnology – 2.1%

20,163	Acorda Therapeutics, Inc., (2)	765,589

9,849	Aegerion Pharmaceuticals Inc., (2), (3)	902,070

18,497	Alnylam Pharmaceuticals, Inc., (2)	854,006

89,883	Arena Pharmaceuticals, Inc., (2), (3)	624,687

65,151	Cepheid, Inc., (2), (3)	2,271,815

37,974	Cubist Pharmaceuticals Inc., (2), (3)	2,366,919

39,727	ISIS Pharmaceuticals, Inc., (2), (3)	1,146,124

28,719	Theravance Inc., (2), (3)	1,107,405
	Total Biotechnology	10,038,615
	Capital Markets – 6.2%

127,160	Evercore Partners Inc., Class A	6,029,927

407,241	Medley Capital Corporation, (3)	5,945,719

511,977	Pennantpark Investment Corporation, (3)	5,964,532

32,106	Stifel Financial Corporation, (2), (3)	1,208,791

206,830	Waddell & Reed Financial, Inc., Class A	10,560,740
	Total Capital Markets	29,709,709
	Chemicals – 2.3%

94,447	Axiall Corporation	4,163,224

305,927	Chemtura Corporation, (2)	6,840,528
	Total Chemicals	11,003,752
	Commercial Banks – 6.1%

481,155	Cardinal Financial Corporation	7,871,696

283,564	East West Bancorp Inc.	8,742,278

186,225	Glacier Bancorp, Inc.	4,532,717

175,065	Texas Capital BancShares, Inc., (2), (3)	7,963,707
	Total Commercial Banks	29,110,398
	Commercial Services & Supplies – 0.8%

315,448	Innerworkings, Inc., (2), (3)	3,684,433
	Communications Equipment – 1.0%

325,327	JDS Uniphase Corporation, (2)	4,772,547
	Construction & Engineering – 3.1%

216,845	MasTec Inc., (2), (3)	7,155,885

230,815	MYR Group Inc., (2)	4,985,604

124,294	Primoris Services Corporation	2,585,315
	Total Construction & Engineering	14,726,804
	Diversified Telecommunication Services – 1.4%

768,174	Cbeyond Inc., (2)	6,506,434

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Electric Utilities – 0.1%

24,484	NRG Yield Inc., Class A Shares, (2)	$697,794
	Electrical Equipment – 1.3%

95,993	Regal-Beloit Corporation	6,208,827
	Electronic Equipment & Instruments – 1.8%

420,237	Newport Corporation, (2)	6,156,472

48,814	Rogers Corporation, (2)	2,715,035
	Total Electronic Equipment & Instruments	8,871,507
	Energy Equipment & Services – 2.2%

78,800	Atwood Oceanics Inc., (2), (3)	4,439,592

1,016,470	Parker Drilling Company, (2)	6,169,973
	Total Energy Equipment & Services	10,609,565
	Food & Staples Retailing – 1.9%

139,651	Harris Teeter Supermarkets Incorporated, (3)	6,868,036

64,355	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	2,306,483
	Total Food & Staples Retailing	9,174,519
	Food Products – 2.7%

259,048	Boulder Brands Inc., (2), (3)	3,344,310

424,549	SunOpta, Inc., (2)	3,430,356

85,055	Treehouse Foods Inc., (2)	6,038,054
	Total Food Products	12,812,720
	Gas Utilities – 0.8%

90,272	Atmos Energy Corporation	3,993,633
	Health Care Equipment & Supplies – 5.6%

172,825	Align Technology, Inc., (2), (3)	7,438,388

135,010	Integra Lifesciences Holdings Corporation, (2), (3)	5,318,044

532,992	Merit Medical Systems, Inc., (2)	7,003,515

213,306	Thoratec Corporation, (2)	6,994,304
	Total Health Care Equipment & Supplies	26,754,251
	Health Care Providers & Services – 2.2%

211,480	HealthSouth Corporation, (2)	6,885,789

39,681	Medax Inc., (2)	3,865,723
	Total Health Care Providers & Services	10,751,512
	Hotels, Restaurants & Leisure – 1.8%

106,408	Life Time Fitness Inc., (2), (3)	5,670,482

129,435	Texas Roadhouse, Inc.	3,163,391
	Total Hotels, Restaurants & Leisure	8,833,873
	Household Durables – 3.6%

329,328	La Z Boy Inc.	6,826,969

110,584	Meritage Corporation, (2)	5,005,032

354,183	Tri Pointe Homes, Incorporated, (2), (3)	5,344,621
	Total Household Durables	17,176,622
	Insurance – 3.5%

703,795	Maiden Holdings, Ltd	8,558,147

376,333	Tower Group Companies, (3)	8,230,403
	Total Insurance	16,788,550

12	Nuveen Investments

Shares	Description (1)	Value
	Internet Software & Services – 1.3%

592,104	Vocus, Inc., (2)	$6,051,303
	IT Services – 4.2%

281,419	Euronet Worldwide, Inc., (2)	10,359,033

359,716	ServiceSource International Inc., (2), (3)	3,838,170

338,583	Sykes Enterprises Inc., (2)	5,945,517
	Total IT Services	20,142,720
	Leisure Equipment & Products – 1.1%

141,098	Brunswick Corporation, (3)	5,326,450
	Machinery – 4.2%

138,617	Actuant Corporation, Class A	4,894,566

187,192	Altra Industrial Motion, Inc.	4,668,568

150,429	ESCO Technologies Inc., (3)	5,209,356

306,166	Titan International Inc.	5,278,302
	Total Machinery	20,050,792
	Media – 0.7%

276,733	ReachLocal Inc., (2), (3)	3,572,623
	Metals & Mining – 1.4%

277,270	US Silica Holdings Inc., (3)	6,709,934
	Oil, Gas & Consumable Fuels – 3.1%

284,499	Energy XXI Ltd., (3)	7,638,798

368,256	Goodrich Petroleum Corporation, (2), (3)	7,004,229
	Total Oil, Gas & Consumable Fuels	14,643,027
	Pharmaceuticals – 1.1%

68,297	Salix Pharmaceuticals Limited, (2)	5,047,148
	Professional Services – 1.7%

372,144	CBIZ Inc., (2), (3)	2,701,765

198,743	TrueBlue Inc., (2), (3)	5,306,438
	Total Professional Services	8,008,203
	Real Estate Investment Trust – 5.5%

31,811	EastGroup Properties Inc., (3)	1,967,828

262,774	Invesco Mortgage Capital Inc.	4,317,377

139,913	LaSalle Hotel Properties	3,769,256

211,378	Medical Properties Trust Inc.	3,086,119

412,112	MFA Mortgage Investments, Inc.	3,288,654

102,790	National Retail Properties, Inc., (3)	3,596,622

50,391	PS Business Parks Inc.	3,692,149

140,930	Terreno Realty Corporation	2,584,656
	Total Real Estate Investment Trust	26,302,661
	Road & Rail – 1.3%

155,283	Con-Way, Inc.	6,436,480
	Semiconductors & Equipment – 5.7%

967,137	Integrated Device Technology, Inc., (2)	8,713,904

349,462	International Rectifier Corporation, (2), (3)	8,425,529

98,989	Semtech Corporation, (2)	2,994,417

292,004	Skyworks Solutions Inc., (2)	7,013,936
	Total Semiconductors & Equipment	27,147,786

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Small Cap Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Software – 2.0%

56,383	Guidewire Software Incorporated, (2), (3)	$2,467,320

170,764	Synchronoss Technologies, Inc., (2), (3)	5,889,650

25,029	Tableau Software Inc., Class A, (2)	1,386,607
	Total Software	9,743,577
	Specialty Retail – 5.7%

204,437	Ann Inc., (2)	6,928,370

264,128	Ascena Retail Group Inc., (2), (3)	5,042,204

277,357	Kirkland’s, Inc., (2)	4,875,936

189,863	Tile Shop Holdings Inc., (2)	5,397,805

176,301	Zumiez, Inc., (2), (3)	4,860,619
	Total Specialty Retail	27,104,934
	Textiles, Apparel & Luxury Goods – 1.8%

163,501	G III Apparel Group, Limited, (2), (3)	8,413,761
	Thrifts & Mortgage Finance – 1.5%

471,787	Everbank Financial Corporation, (3)	7,322,137
	Total Common Stocks (cost $361,096,572)	460,214,537

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.2%

	Money Market Funds – 24.2%

115,998,057	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$115,998,057
	Total Investments Purchased with Collateral from Securities Lending (cost $115,998,057)	115,998,057
	Total Long-Term Investments (cost $477,094,629)	576,212,594

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 3.4%

	Money Market Funds – 3.4%

16,106,219	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$16,106,219
	Total Short-Term Investments (cost $16,106,219)	16,106,219
	Total Investments (cost $493,200,848) – 123.8%	592,318,813
	Other Assets Less Liabilities – (23.8)%	(113,684,024)
	Net Assets – 100%	$478,634,789

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

14	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$460,214,537	$—	$—	$460,214,537
Investments Purchased with Collateral from Securities Lending	115,998,057	—	—	115,998,057
Short-Term Investments:
Money Market Funds	16,106,219	—	—	16,106,219
Total	$592,318,813	$—	$—	$592,318,813

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $496,218,742.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$109,825,145
Depreciation	(13,725,074)
Net unrealized appreciation (depreciation) of investments	$96,100,071

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $112,648,905.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 110.0%

	COMMON STOCKS – 97.0%

	Aerospace & Defense – 1.8%

138,013	General Dynamics Corporation	$11,778,029

167,311	United Technologies Corporation	17,663,022
	Total Aerospace & Defense	29,441,051
	Capital Markets – 3.6%

937,871	Morgan Stanley	25,519,470

508,529	State Street Corporation	35,429,215
	Total Capital Markets	60,948,685
	Chemicals – 3.5%

443,650	Dow Chemical Company, (2)	15,545,496

176,433	LyondellBasell Industries NV	12,122,711

111,352	PPG Industries, Inc.	17,865,315

111,166	Praxair, Inc.	13,358,818
	Total Chemicals	58,892,340
	Commercial Banks – 6.0%

284,090	BankUnited Inc.	8,590,882

214,480	Comerica Incorporated	9,123,979

216,769	Community Bank System Inc.	7,270,432

926,666	Fifth Third Bancorp.	17,819,787

150,409	M&T Bank Corporation, (2)	17,576,796

133,844	PNC Financial Services Group, Inc.	10,178,836

1,251,607	Regions Financial Corporation	12,528,586

531,093	SunTrust Banks, Inc.	18,476,725
	Total Commercial Banks	101,566,023
	Communications Equipment – 1.8%

1,155,759	Cisco Systems, Inc.	29,529,642
	Computers & Peripherals – 1.2%

44,569	Apple, Inc.	20,167,473
	Consumer Finance – 2.1%

305,141	Capital One Financial Corporation	21,060,832

596,516	SLM Corporation	14,739,910
	Total Consumer Finance	35,800,742
	Diversified Financial Services – 6.9%

3,114,305	Bank of America Corporation	45,468,853

844,399	Citigroup Inc.	44,026,964

471,638	JPMorgan Chase & Co.	26,284,386
	Total Diversified Financial Services	115,780,203
	Diversified Telecommunication Services – 2.5%

497,295	CenturyLink Inc., (2)	17,828,026

232,477	Verizon Communications Inc., (2)	11,502,962

1,602,635	Windstream Corporation, (2)	13,382,002
	Total Diversified Telecommunication Services	42,712,990

16	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities – 2.4%

188,831	Pinnacle West Capital Corporation	$11,122,146

459,192	PPL Corporation	14,588,530

448,600	Westar Energy Inc.	15,068,474
	Total Electric Utilities	40,779,150
	Electrical Equipment – 3.8%

350,981	Eaton PLC	24,200,140

225,258	Emerson Electric Company	13,824,083

276,119	Regal-Beloit Corporation	17,859,377

84,061	Rockwell Automation, Inc.	8,141,308
	Total Electrical Equipment	64,024,908
	Electronic Equipment & Instruments – 0.5%

316,121	Molex Inc.	7,928,315
	Food & Staples Retailing – 1.1%

368,921	Walgreen Co.	18,538,280
	Food Products – 2.7%

399,490	ConAgra Foods, Inc.	14,465,533

512,708	Mondelez International Inc.	16,032,379

370,767	Unilever PLC, ADR	14,834,388
	Total Food Products	45,332,300
	Health Care Equipment & Supplies – 1.0%

284,103	Covidien PLC	17,509,268
	Health Care Providers & Services – 1.4%

312,866	UnitedHealth Group Incorporated, (2)	22,792,288
	Hotels, Restaurants & Leisure – 2.5%

422,195	Carnival Corporation, ADR	15,633,881

136,890	McDonald’s Corporation	13,426,171

186,795	Starbucks Corporation	13,307,276
	Total Hotels, Restaurants & Leisure	42,367,328
	Household Durables – 0.9%

105,755	Whirlpool Corporation	14,164,825
	Household Products – 2.0%

285,193	Procter & Gamble Company	22,900,998

114,383	Kimberly-Clark Corporation	11,301,040
	Total Household Products	34,202,038
	Industrial Conglomerates – 3.7%

2,538,108	General Electric Company	61,853,692
	Insurance – 3.5%

272,372	Lincoln National Corporation	11,349,741

474,770	Old Republic International Corporation	6,860,427

296,752	Prudential Financial, Inc.	23,434,505

528,774	Unum Group	16,730,409
	Total Insurance	58,375,082
	Leisure Equipment & Products – 2.5%

387,588	Hasbro, Inc.	17,829,048

219,452	Polaris Industries Inc., (2)	24,609,347
	Total Leisure Equipment & Products	42,438,395

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Machinery – 1.7%

197,004	Dover Corporation	$16,871,423

452,366	Xylem Inc.	11,277,484
	Total Machinery	28,148,907
	Media – 0.7%

421,678	Cinemark Holdings Inc.	12,279,263
	Multiline Retail – 1.0%

314,869	Kohl’s Corporation	16,681,760
	Multi-Utilities – 0.9%

546,836	CMS Energy Corporation	15,305,940
	Oil, Gas & Consumable Fuels – 11.3%

284,424	Anadarko Petroleum Corporation	25,177,212

377,300	Chevron Corporation	47,498,297

160,939	ConocoPhillips	10,438,504

311,177	Devon Energy Corporation	17,117,847

197,994	Golar LNG, Limited, (2)	6,836,733

186,152	HollyFrontier Company	8,479,224

300,216	Linn Energy LLC, (2)	8,120,843

373,067	Marathon Oil Corporation	13,564,716

176,756	Occidental Petroleum Corporation	15,740,122

252,595	Royal Dutch Shell PLC, Class A	17,264,868

523,234	Spectra Energy Corporation	18,831,192
	Total Oil, Gas & Consumable Fuels	189,069,558
	Pharmaceuticals – 9.6%

254,432	AstraZeneca PLC, Sponsored ADR, (2)	12,904,791

408,016	GlaxoSmithKline PLC	20,792,495

283,838	Johnson & Johnson	26,538,853

716,532	Merck & Company Inc.	34,515,346

2,275,891	Pfizer Inc.	66,524,294
	Total Pharmaceuticals	161,275,779
	Real Estate Investment Trust – 3.3%

177,676	Liberty Property Trust	6,789,000

1,534,882	MFA Mortgage Investments, Inc.	12,248,358

111,635	Mid-America Apartment Communities, (2)	7,540,944

224,933	National Retail Properties, Inc.	7,870,406

559,967	Redwood Trust Inc., (2)	9,485,841

480,066	Starwood Property Trust Inc.	12,193,676
	Total Real Estate Investment Trust	56,128,225
	Semiconductors & Equipment – 2.3%

901,275	Intel Corporation	20,999,708

344,671	Maxim Integrated Products, Inc.	9,857,591

203,348	Texas Instruments Incorporated	7,971,242
	Total Semiconductors & Equipment	38,828,541
	Software – 3.4%

865,188	CA Inc., (2)	25,730,691

453,933	Microsoft Corporation	14,448,687

18	Nuveen Investments

Shares	Description (1)	Value
	Software (continued)

645,399	Symantec Corporation	$17,219,245
	Total Software	57,398,623
	Specialty Retail – 2.9%

578,161	Best Buy Co., Inc., (2)	17,396,864

294,427	Lowe’s Companies, Inc.	13,125,556

1,047,008	Staples, Inc., (2)	17,820,076
	Total Specialty Retail	48,342,496
	Tobacco – 1.7%

401,435	Altria Group, Inc.	14,074,311

155,265	Philip Morris International	13,846,533
	Total Tobacco	27,920,844
	Wireless Telecommunication Services – 0.8%

440,249	Vodafone Group PLC, Sponsored ADR	13,185,459
	Total Common Stocks (cost $1,178,040,216)	1,629,710,413

Shares/Units	Description (1)	Value
	MASTER LIMITED PARTNERSHIPS & MLP AFFILIATES – 1.5%

	Energy Equipment & Services – 0.3%

187,896	Exterran Partners LP, (2)	$5,764,649
	Oil, Gas & Consumable Fuels – 1.2%

400,848	Enbridge Energy Partners LP, (2)	12,674,814

143,758	Williams Partners LP	7,219,527
	Total Oil, Gas & Consumable Fuels	19,894,341
	Total Master Limited Partnerships & MLP Affiliates (cost $19,320,690)	25,658,990

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.5%

	Money Market Funds – 11.5%

193,383,111	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (3), (4)	$193,383,111
	Total Investments Purchased with Collateral from Securities Lending (cost $193,383,111)	193,383,111
	Total Long-Term Investments (cost $1,390,744,017)	1,848,752,514

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.6%

26,907,841	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$26,907,841
	Total Short-Term Investments (cost $26,907,841)	26,907,841
	Total Investments (cost $1,417,651,858) – 111.6%	1,875,660,355
	Other Assets Less Liabilities – (11.6)%	(194,335,818)
	Net Assets – 100%	$1,681,324,537

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Dividend Value Fund (continued)

July 31, 2013

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,629,710,413	$—	$—	$1,629,710,413
Master Limited Partnerships & MLP Affiliates	25,658,990	—	—	25,658,990
Investments Purchased with Collateral from Securities Lending	193,383,111	—	—	193,383,111
Short-Term Investments:
Money Market Funds	26,907,841	—	—	26,907,841
Total	$1,875,660,355	$—	$—	$1,875,660,355

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $1,418,652,137.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$465,047,688
Depreciation	(8,039,470)
Net unrealized appreciation (depreciation) of investments	$457,008,218

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $187,668,797.
(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
ADR	American Depositary Receipt.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 123.8%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 1.9%

16,375	Alliant Techsystems Inc.	$1,524,513

14,461	Triumph Group Inc.	1,134,610
	Total Aerospace & Defense	2,659,123
	Airlines – 1.5%

97,436	Delta Air Lines, Inc.	2,068,566
	Auto Components – 2.0%

11,841	BorgWarner Inc., (2)	1,129,987

75,783	Dana Holding Corporation, (2)	1,655,859
	Total Auto Components	2,785,846
	Beverages – 1.4%

37,043	Constellation Brands, Inc., Class A, (2), (3)	1,929,570
	Building Products – 2.0%

68,568	Masco Corporation	1,407,015

34,734	Smith AO Corporation	1,435,209
	Total Building Products	2,842,224
	Capital Markets – 2.1%

90,081	Invesco LTD	2,899,707
	Chemicals – 1.6%

90,805	Chemtura Corporation, (3)	2,030,400
	Commercial Banks – 7.3%

52,486	East West Bancorp Inc.	1,618,143

132,007	Fifth Third Bancorp.	2,538,495

185,360	Regions Financial Corporation	1,855,454

51,238	Wintrust Financial Corporation, (2)	2,096,147

66,513	Zions Bancorporation, (2)	1,971,445
	Total Commercial Banks	10,079,684
	Commercial Services & Supplies – 1.0%

83,085	Pitney Bowes Inc.	1,371,733
	Communications Equipment – 0.7%

21,934	Plantronics Inc.	1,019,712
	Computers & Peripherals – 2.3%

30,740	NetApp, Inc.	1,264,029

29,214	Western Digital Corporation, (2)	1,880,797
	Total Computers & Peripherals	3,144,826
	Construction & Engineering – 1.1%

47,998	KBR Inc.	1,501,377
	Consumer Finance – 3.2%

34,960	Discover Financial Services	1,730,870

109,628	SLM Corporation	2,708,908
	Total Consumer Finance	4,439,778
	Containers & Packaging – 1.2%

53,796	Owens-Illinois, Inc., (3)	1,600,431

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Diversified Consumer Services – 0.9%

22,347	Outerwall Inc., (2), (3)	$1,234,672
	Electrical Equipment – 2.5%

30,272	Regal-Beloit Corporation	1,957,993

15,695	Rockwell Automation, Inc.	1,520,061
	Total Electrical Equipment	3,478,054
	Energy Equipment & Services – 0.9%

21,790	Cooper Cameron Corporation, (3)	1,292,147
	Food Products – 2.5%

40,822	ConAgra Foods, Inc.	1,478,165

72,293	Tyson Foods, Inc., Class A, (2)	1,996,733
	Total Food Products	3,474,898
	Health Care Equipment & Supplies – 1.3%

46,798	CareFusion Corporation, (3)	1,804,999
	Health Care Providers & Services – 4.1%

32,373	CIGNA Corporation	2,519,591

31,950	Omnicare, Inc.	1,686,641

21,557	Universal Health Services, Inc., Class B	1,507,912
	Total Health Care Providers & Services	5,714,144
	Health Care Technology – 1.0%

92,206	Allscripts Healthcare Solutions Inc., (3)	1,457,777
	Hotels, Restaurants & Leisure – 3.2%

31,001	Jack in the Box Inc., Term Loan, (3)	1,242,830

47,106	Royal Caribbean Cruises Limited, (2)	1,794,268

10,523	Wynn Resorts Ltd, (2)	1,400,927
	Total Hotels, Restaurants & Leisure	4,438,025
	Household Durables – 3.6%

36,257	Jarden Corporation, (3)	1,648,606

12,242	Mohawk Industries Inc., (3)	1,456,676

14,168	Whirlpool Corporation	1,897,662
	Total Household Durables	5,002,944
	Independent Power Producers & Energy Traders – 1.7%

90,448	NRG Energy Inc.	2,425,815
	Insurance – 6.5%

139,866	CNO Financial Group Inc.	1,997,286

26,699	Endurance Specialty Holdings Limited	1,405,168

61,333	Lincoln National Corporation	2,555,746

96,145	Unum Group, (2)	3,042,028
	Total Insurance	9,000,228
	Internet Software & Services – 1.4%

54,286	AOL Inc., (2)	1,999,896
	Leisure Equipment & Products – 1.6%

19,404	Polaris Industries Inc., (2)	2,175,965
	Machinery – 2.8%

26,813	Dover Corporation, (2)	2,296,265

55,582	Terex Corporation, (2), (3)	1,638,557
	Total Machinery	3,934,822

22	Nuveen Investments

Shares	Description (1)	Value
	Media – 1.6%

15,491	Liberty Media Corporation, (3)	$2,226,521
	Multiline Retail – 2.6%

31,105	Kohl’s Corporation	1,647,943

41,067	Macy’s, Inc., (2)	1,985,179
	Total Multiline Retail	3,633,122
	Oil, Gas & Consumable Fuels – 6.9%

52,189	Cobalt International Energy, Inc., (3)	1,505,653

11,024	Concho Resources Inc., (2), (3)	988,743

26,467	HollyFrontier Company	1,205,572

27,081	Noble Energy, Inc.	1,692,292

92,672	Peabody Energy Corporation	1,534,648

36,846	Southwestern Energy Company, (3)	1,429,256

23,336	Whiting Petroleum Corporation, (3)	1,201,104
	Total Oil, Gas & Consumable Fuels	9,557,268
	Paper & Forest Products – 1.4%

39,948	International Paper Company	1,929,887
	Personal Products – 1.0%

16,629	Nu Skin Enterprises, Inc., Class A	1,390,850
	Pharmaceuticals – 0.6%

11,562	Jazz Pharmaceuticals, Inc., (3)	873,047
	Real Estate Investment Trust – 8.3%

129,026	Developers Diversified Realty Corporation, (2)	2,203,764

140,383	Host Hotels & Resorts Inc., (2)	2,507,240

91,135	Kimco Realty Corporation, (2)	2,055,094

183,775	MFA Mortgage Investments, Inc.	1,466,525

18,343	SL Green Realty Corporation, (2)	1,662,793

61,791	Starwood Property Trust Inc.	1,569,491
	Total Real Estate Investment Trust	11,464,907
	Road & Rail – 2.0%

34,134	Con-Way, Inc.	1,414,853

76,920	Swift Transportation Company, (3)	1,372,252
	Total Road & Rail	2,787,105
	Semiconductors & Equipment – 1.8%

50,056	Maxim Integrated Products, Inc.	1,431,602

36,733	Semtech Corporation, (2), (3)	1,111,173
	Total Semiconductors & Equipment	2,542,775
	Software – 6.2%

48,283	Autodesk, Inc., (3)	1,708,735

74,670	CA Inc., (2)	2,220,686

110,087	Symantec Corporation	2,937,121

49,017	Synopsys Inc., (3)	1,815,590
	Total Software	8,682,132
	Specialty Retail – 2.6%

65,887	Best Buy Co., Inc., (2)	1,982,540

45,706	Foot Locker, Inc.	1,651,356
	Total Specialty Retail	3,633,896

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Value Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 1.0%

88,981	Everbank Financial Corporation, (2)	$1,380,985
	Total Common Stocks (cost $115,951,485)	137,909,858

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.5%

	Money Market Funds – 24.5%

34,080,245	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$34,080,245
	Total Investments Purchased with Collateral from Securities Lending (cost $34,080,245)	34,080,245
	Total Long-Term Investments (cost $150,031,730)	171,990,103

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

1,350,670	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,350,670
	Total Short-Term Investments (cost $1,350,670)	1,350,670
	Total Investments (cost $151,382,400) – 124.8%	173,340,773
	Other Assets Less Liabilities – (24.8)%	(34,404,858)
	Net Assets – 100%	$138,935,915

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$137,909,858	$—	$—	$137,909,858
Investments Purchased with Collateral from Securities Lending	34,080,245	—	—	34,080,245
Short-Term Investments:
Money Market Funds	1,350,670	—	—	1,350,670
Total	$173,340,773	$—	$—	$173,340,773

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

24	Nuveen Investments

As of July 31, 2013, the cost of investments was $152,083,661.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$22,712,172
Depreciation	(1,455,060)
Net unrealized appreciation (depreciation) of investments	$21,257,112

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $33,072,754.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 123.6%

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 1.5%

18,000	Triumph Group Inc.	$1,412,280
	Auto Components – 1.7%

75,684	Dana Holding Corporation, (2)	1,653,695
	Capital Markets – 4.2%

83,121	JMP Group Inc.	590,159

64,101	Manning & Napier Inc.	1,150,613

91,483	New Mountain Finance Corporation	1,326,504

82,552	Pennantpark Investment Corporation, (2)	961,731
	Total Capital Markets	4,029,007
	Chemicals – 2.6%

59,100	Chemtura Corporation, (3)	1,321,476

26,000	Minerals Technologies Inc.	1,196,000
	Total Chemicals	2,517,476
	Commercial Banks – 13.5%

28,452	Community Bank System Inc., (2)	954,280

83,500	Customers Bancorp Inc., (2), (3)	1,398,625

54,014	East West Bancorp Inc.	1,665,252

39,000	Flushing Financial Corporation, (2)	739,440

61,000	Heartland Financial USA, Inc.	1,708,000

49,651	Renasant Corporation, (2)	1,360,437

12,500	SVB Financial Group, (3)	1,090,250

20,000	Texas Capital BancShares, Inc., (3)	909,800

66,000	Webster Financial Corporation	1,797,840

36,000	Wintrust Financial Corporation, (2)	1,472,760
	Total Commercial Banks	13,096,684
	Commercial Services & Supplies – 2.7%

141,000	Acco Brands Corporation, (2), (3)	932,010

31,892	G&K Services, Inc.	1,684,217
	Total Commercial Services & Supplies	2,616,227
	Communications Equipment – 1.9%

62,000	Infinera Corporation, (2), (3)	676,420

24,950	Plantronics Inc.	1,159,926
	Total Communications Equipment	1,836,346
	Computers & Peripherals – 0.6%

23,000	Cray, Inc., (3)	532,910
	Construction & Engineering – 3.0%

45,143	Emcor Group Inc.	1,863,503

46,500	MYR Group Inc., (3)	1,004,400
	Total Construction & Engineering	2,867,903
	Diversified Financial Services – 1.2%

50,000	PHH Corporation, (3)	1,133,000
	Diversified Telecommunication Services – 0.9%

80,000	Premiere Global Services, Inc., (3)	880,000

26	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities – 2.5%

24,923	El Paso Electric Company	$941,342

7,227	NRG Yield Inc., Class A Shares, (3)	205,970

31,650	UIL Holdings Corporation, (2)	1,292,586
	Total Electric Utilities	2,439,898
	Electrical Equipment – 3.0%

40,000	Babcock & Wilcox Company	1,221,600

25,000	General Cable Corporation, (2)	788,000

14,500	Regal-Beloit Corporation	937,860
	Total Electrical Equipment	2,947,460
	Electronic Equipment & Instruments – 2.7%

27,000	SYNNEX Corporation, (3)	1,337,040

91,500	Vishay Intertechnology Inc., (2), (3)	1,316,685
	Total Electronic Equipment & Instruments	2,653,725
	Energy Equipment & Services – 2.9%

48,000	Basic Energy Services, Inc., (2), (3)	549,120

91,255	Matrix Service Company, (3)	1,446,392

39,682	Patterson-UTI Energy, Inc.	784,513
	Total Energy Equipment & Services	2,780,025
	Food & Staples Retailing – 0.9%

46,000	Spartan Stores, Inc., (2)	904,820
	Gas Utilities – 1.3%

26,116	Southwest Gas Corporation	1,296,397
	Health Care Equipment & Supplies – 0.9%

27,367	Conmed Corporation	897,638
	Health Care Providers & Services – 4.3%

29,558	Bioscrip, Inc., (2), (3)	480,318

33,784	Hanger Orthopedic Group Inc., (3)	1,247,305

14,500	Medax Inc., (3)	1,412,590

36,584	US Physical Therapy, Inc.	1,047,034
	Total Health Care Providers & Services	4,187,247
	Hotels, Restaurants & Leisure – 2.9%

27,000	Bob Evans Farms	1,372,140

11,600	Dominos Pizza Inc.	725,928

45,000	Einstein Noah Restaurant Group	730,350
	Total Hotels, Restaurants & Leisure	2,828,418
	Household Durables – 2.8%

81,270	La Z Boy Inc.	1,684,727

67,100	Tri Pointe Homes, Incorporated, (2), (3)	1,012,539
	Total Household Durables	2,697,266
	Insurance – 6.1%

85,000	American Equity Investment Life Holding Company, (2)	1,547,000

110,804	CNO Financial Group Inc.	1,582,281

18,000	Endurance Specialty Holdings Limited, (2)	947,340

63,086	Horace Mann Educators Corporation	1,787,857
	Total Insurance	5,864,478

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Internet Software & Services – 1.9%

77,000	Dice Holdings Inc., (3)	$667,590

87,790	Perficient, Inc., (3)	1,198,334
	Total Internet Software & Services	1,865,924
	Leisure Equipment & Products – 1.1%

91,000	LeapFrog Enterprises Inc., (2), (3)	1,048,320
	Machinery – 3.6%

20,374	Actuant Corporation	719,406

47,500	Altra Industrial Motion, Inc., (2)	1,184,650

42,500	NN, Incorporated	522,750

29,500	TriMas Corporation, (3)	1,092,385
	Total Machinery	3,519,191
	Metals & Mining – 0.9%

13,850	Kaiser Aluminum Corporation	903,713
	Oil, Gas & Consumable Fuels – 3.2%

38,300	Bill Barrett Corporation, (2), (3)	858,686

49,500	Energy XXI Limited Bermuda, (2)	1,329,075

21,000	Rosetta Resources, Inc., (3)	957,810
	Total Oil, Gas & Consumable Fuels	3,145,571
	Paper & Forest Products – 1.2%

31,067	Buckeye Technologies Inc.	1,156,313
	Personal Products – 0.7%

20,000	Inter Parfums, Inc.	659,600
	Professional Services – 1.2%

42,000	TrueBlue Inc., (2), (3)	1,121,400
	Real Estate Investment Trust – 7.5%

50,000	Associated Estates Realty Corp., (2)	764,000

88,000	Brandywine Realty Trust, (2)	1,226,720

73,104	CubeSmart, (2)	1,184,285

17,700	Entertainment Properties Trust, (2)	891,726

50,000	LaSalle Hotel Properties	1,347,000

63,600	Medical Properties Trust Inc.	928,560

122,000	MFA Mortgage Investments, Inc.	973,560
	Total Real Estate Investment Trust	7,315,851
	Road & Rail – 1.1%

51,500	Celadon Group, Inc.	1,035,665
	Semiconductors & Equipment – 5.4%

119,000	Cypress Semiconductor Corporation, (2)	1,519,630

186,710	Integrated Device Technology, Inc., (3)	1,682,257

20,000	International Rectifier Corporation, (2), (3)	482,200

34,226	MKS Instruments Inc.	928,209

84,000	TriQuint Semiconductor, Inc., (2), (3)	671,160
	Total Semiconductors & Equipment	5,283,456
	Specialty Retail – 3.3%

15,000	Genesco Inc., (3)	1,055,700

13,500	Group 1 Automotive Inc., (2)	982,665

28	Nuveen Investments

Shares	Description (1)	Value
	Specialty Retail (continued)

12,501	Mens Wearhouse Inc., (2)	$499,165

62,121	West Marine, Inc., (3)	674,634
	Total Specialty Retail	3,212,164
	Textiles, Apparel & Luxury Goods – 1.1%

51,000	Perry Ellis International, Inc.	1,025,100
	Thrifts & Mortgage Finance – 2.4%

87,500	Everbank Financial Corporation, (2)	1,358,000

16,500	WSFS Financial Corporation	982,244
	Total Thrifts & Mortgage Finance	2,340,244
	Total Common Stocks (cost $73,886,094)	95,705,412

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 24.9%

	Money Market Funds – 24.9%

24,139,734	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$24,139,734
	Total Investments Purchased with Collateral from Securities Lending (cost $24,139,734)	24,139,734
	Total Long-Term Investments (cost $98,025,828)	119,845,146

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

1,476,920	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,476,920
	Total Short-Term Investments (cost $1,476,920)	1,476,920
	Total Investments (cost $99,502,748) – 125.1%	121,322,066
	Other Assets Less Liabilities – (25.1)%	(24,370,224)
	Net Assets – 100%	$96,951,842

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Small Cap Value Fund (continued)

July 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$95,705,412	$—	$—	$95,705,412
Investments Purchased with Collateral from Securities Lending	24,139,734	—	—	24,139,734
Short-Term Investments:
Money Market Funds	1,476,920	—	—	1,476,920
Total	$121,322,066	$—	$—	$121,322,066

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $99,502,751.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$23,153,830
Depreciation	(1,334,515)
Net unrealized appreciation (depreciation) of investments	$21,819,315

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $22,943,815.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen International Fund

July 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 90.5%

	Australia – 2.2%

1,285	Agl Energy	$16,806

18,611	Aurizon Holdings	75,948

5,626	CSL	334,112

25,418	DUET Group, (2)	49,350

175,171	Incitec Pivot	414,101

2,124	Macquarie Atlas Roads Group	4,296

58,596	Spark Infrastructure Group	94,014

46,863	Sydney Airport, (2)	151,221

36,480	Transurban Group	222,317

57,716	Treasury Wine Estates	247,459

55,534	Virtus Health, (2)	354,908
	Total Australia	1,964,532
	Austria – 0.0%

670	Oesterreichische Post	28,612
	Belgium – 0.0%

743	bpost, (2)	14,175

290	Elia System Operator	12,253
	Total Belgium	26,428
	Bermuda – 1.0%

391,420	Biosensors Intl Gp	320,319

13,500	Seadrill	576,180
	Total Bermuda	896,499
	Brazil – 0.3%

846	Alupar Invest SA, (2)	6,527

9,132	Companhia de Concessoes Rodoviarias	72,212

2,735	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	28,171

2,118	Companhia de Saneamento de Minas Gerais	34,035

1,765	CPFL Energias Renovaveis, (2)	9,183

1,693	Energias do Brasil	8,690

7,543	Wilson Sons, BDR	85,602
	Total Brazil	244,420
	Canada – 6.5%

3,655	Agrium	310,675

9,958	AltaGas, (2)	348,932

533	Brookfield Renewable Energy, (2)	14,582

8,555	Cameco	173,838

10,900	Canadian Energy Services & Technology	197,585

15,780	Canadian Natural Resources, (2)	489,025

1,211	Canadian Utilities, Class A, (2)	45,099

4,851	Cenovus Energy, (2)	143,674

16,000	Element Financial, (2)	198,150

935	Emera, (2)	29,750

8,880	Enbridge, Inc.	394,716

15,630	EnCana	274,221

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Canada (continued)

2,529	Fortis	$79,507

8,054	Gibson Energy, (2)	185,608

14,100	Imax, (2)	355,038

509	Keyera, (2)	28,475

43,190	Kinross Gold, (2)	224,549

50,102	Lundin Mining, (2)	197,559

6,200	Open Text	437,286

56,690	Talisman Energy, (2)	642,461

4,297	TransCanada	196,459

21,900	Trinidad Drilling, (2)	200,002

4,179	Valeant Pharmaceuticals International, (2)	391,154

16,487	Yamana Gold	173,114
	Total Canada	5,731,459
	Cayman Islands – 0.7%

3,503	Baidu, ADR, (2)	463,482

624,000	China Modern Dairy Holdings, (2)	188,272
	Total Cayman Islands	651,754
	Chile – 0.2%

41,127	Aguas Andinas, Class A	28,813

16,353	Empresa Electrica Del Norte Grande, (3)	25,300

987	Empresa Nacional de Electrcidad, ADR	39,204

4,594	Enersis, ADR	69,829
	Total Chile	163,146
	China – 1.5%

580,000	China Galaxy Securities, Class H, (2)	340,270

416,000	China National Building Material, Class H	375,471

8,506	ENN Energy Holdings	47,106

103,000	Shanghai Fosun Pharmaceutical Group, Class H	180,087

9,100	Tencent Holdings	412,782
	Total China	1,355,716
	Denmark – 1.6%

2,257	Novo Nordisk, Class B	381,788

10,640	Novozymes A/S, Class B	364,713

33,994	Vestas Wind Systems A/S, (2)	689,070
	Total Denmark	1,435,571
	France – 3.8%

625	Aeroports de Paris	64,564

17,531	AXA	386,569

18,120	Carrefour	556,125

10,180	DANONE	804,453

1,577	Eurofins Scientific, (2)	346,165

13,385	Groupe Eurotunnel	105,060

2,247	L’Oreal	376,503

311	Rubis	19,860

6,900	Sanofi, ADR	355,212

32	Nuveen Investments

Shares	Description (1)	Value
	France (continued)

6,417	Total SA	$342,329

826	Vinci	44,603
	Total France	3,401,443
	Germany – 10.6%

9,359	Adidas	1,043,374

3,676	Allianz	573,152

7,382	Aurelius	220,916

3,305	Bayer	384,062

2,981	CANCOM SE, (2)	99,541

10,380	Daimler	721,110

15,718	Deutsche Boerse	1,112,019

5,510	Duerr	368,198

21,821	E.ON	370,273

1,617	Fraport Frankfurt Airport	104,816

7,376	HeidelbergCement	566,585

5,230	Henkel KGAA	512,369

59,793	Infineon Technologies	527,707

10,473	Osram Licht, (2)	408,239

7,042	Siemens	771,109

6,151	Stada Arzneimittel	288,574

10,651	Symrise	459,803

14,855	United Internet	485,365

13,035	Wirecard	402,315
	Total Germany	9,419,527
	Hong Kong – 1.5%

85,000	AIA Group Ltd., 144A	402,773

7,059	Beijing Enterprises Holdings	47,193

52,613	Beijing Enterprises Water Group	21,301

21,651	Cheung Kong Holdings	304,292

7,220	Cheung Kong Infrastructure Holdings	49,852

91,500	China Everbright International	83,411

25,048	China Merchants Holdings International	78,319

13	China Resources Gas Group	32

68,794	COSCO Pacific	96,686

38,513	Guangdong Investment	31,185

36,616	Hong Kong & China Gas	93,858

15,735	MTR Corp.	58,533

1,779	Power Assets Holdings	15,977

34,078	Sinopec Kantons Holdings	31,065

19,179	Towngas China	18,621
	Total Hong Kong	1,333,098
	India – 0.1%

785	GAIL India, GDR	23,785

10,733	Power Grid	17,846
	Total India	41,631

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Ireland – 0.8%

11,832	Covidien	$729,206
	Israel – 0.7%

17,941	CaesarStone Sdot Yam, (2)	582,006
	Italy – 0.8%

2,315	Atlantia	43,917

10,531	Gemina, (2)	21,926

7,699	Hera	15,568

87,288	Mediaset	381,583

37	SIAS	325

42,709	Snam Rete Gas	201,590

13,512	Terna-Rete Elettrica Nationale	60,219
	Total Italy	725,128
	Japan – 16.1%

51,590	AMADA	371,473

13,500	Avex Group Holdings	463,283

11,500	Fuji Heavy Industries	284,476

84	INPEX	368,052

42,000	Isuzu Motors	298,989

877	Japan Airport Terminal	16,445

4,437	Japan Exchange Gp	416,918

15,000	Japan Tobacco	524,716

6,600	Jin Co.	262,894

32,500	JP-Holdings	198,167

11,500	Kakaku.com.	398,759

3,092	Kamigumi	25,675

22,740	Kyowa Hakko Kirin	227,145

42,363	Mitsubishi Corp.	774,052

25,217	Mitsui Sumitomo Insurance Group	654,698

3,448	Nintendo	437,383

24,398	NKSJ Holdings	613,750

9,300	Olympus	284,861

27,600	ORIX	410,151

3,926	Osaka Gas	16,641

28,600	Rakuten	386,455

4,100	Shin-Etsu Chemical	256,276

3,247	SMC Corp.	688,798

6,300	Softbank	401,512

8,025	Sugi Holdings	311,869

40,694	Sumitomo Mitsui Financial Group	374,385

179,683	Sumitomo Mitsui Trust Holdings	829,504

36,190	Suzuki Motor	868,989

170,590	The Bank of Yokohama	937,365

23,688	THK Co. Ltd.	495,002

13,988	Tokyo Gas	77,005

33,500	Tsukui	334,966

34	Nuveen Investments

Shares	Description (1)	Value
	Japan (continued)

6,200	Unicharm	$330,548

6,500	West Holdings	199,030

16,000	Yaskawa Electric	191,359

53,700	Yumeshin Holdings	328,529

2,400	Zuiko	148,790
	Total Japan	14,208,910
	Jersey – 0.8%

68,057	Glencore Xstrata	287,304

161,330	Regus	454,527
	Total Jersey	741,831
	Luxembourg – 0.1%

2,804	SES	82,440
	Malaysia – 0.1%

6,664	Petronas Gas Berhad	42,811
	Mexico – 0.9%

1,151	Grupo Aeroportuario del Centro Norte, ADR	31,687

891	Grupo Aeroportuario del Sureste, ADR	105,548

20,908	Grupo Televisa, ADR	566,607

12,556	Infraestructura En, (2)	49,643
	Total Mexico	753,485
	Netherlands – 2.5%

12,922	European Aeronautic Defence and Space	771,610

9,320	Heineken	654,661

5,315	Koninklijke DSM	373,340

3,774	Koninklijke Vopak	217,348

5,879	Yandex, Class A, (2)	191,068
	Total Netherlands	2,208,027
	New Zealand – 0.3%

61,564	Auckland International Airport	154,889

19,076	Infratil	37,862

6,970	Port of Tauranga	79,607

1,335	Vector	2,826
	Total New Zealand	275,184
	Norway – 0.7%

1,545	Hafslund, Class B	12,296

74,800	Norsk Hydro, (2)	317,971

35,899	Opera Software	292,417
	Total Norway	622,684
	Panama – 0.4%

2,600	Copa Holdings, Class A	361,842
	Philippines – 0.4%

148,703	International Container Terminal Services	313,978

29,433	Manila Water	22,060
	Total Philippines	336,038

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Singapore – 0.9%

	CitySpring Infrastructure Trust	$34,514

57,507	ComfortDelGro	90,502

732,515	Golden Agri-Resources	302,608

76,639	Hutchison Port Holdings Trust	56,713

21,693	Hyflux	22,276

18,429	K-Green Trust	14,864

26,211	Parkway Life, REIT	51,562

8,782	SembCorp Industries	35,105

24,918	Singapore Airport Terminal Services	65,096

68,358	Singapore Post	70,733
	Total Singapore	743,973
	South Africa – 0.4%

17,848	MTN Group	335,142
	Spain – 1.0%

974	Abertis Infraestructuras	18,082

11,003	Amadeus IT Holding	377,950

5,880	Ferrovial	100,128

43,122	Melia Hotels International	387,231
	Total Spain	883,391
	Sweden – 3.4%

6,941	Arcam, (2)	502,620

5,126	BioGaia, Class B	175,372

69,547	Ericsson	822,103

5,191	Hexpol	381,073

12,795	Investment Kinnevik, Class B	386,315

14,428	Svenska Cellulosa, Class B	381,831

68,688	Vostok Nafta Investment, SDR, (2)	386,743
	Total Sweden	3,036,057
	Switzerland – 5.8%

196	Flughafen Zuerich	106,106

16,329	Foster Wheeler, (2)	350,094

13,029	Nestle	882,725

18,515	Noble	707,273

13,702	Novartis	986,064

6,194	Roche Holding	1,525,996

30,469	UBS	600,194
	Total Switzerland	5,158,452
	Taiwan – 0.5%

320,000	Hota Industrial Manufacturing, (2)	392,710
	Thailand – 0.4%

3,842,800	Quality Houses	333,943
	United Kingdom – 17.8%

15,196	Anglo American	325,488

5,537	Aon	373,748

34,803	Ashtead Group	373,787

36	Nuveen Investments

Shares	Description (1)	Value
	United Kingdom (continued)

7,721	ASOS, (2)	$556,274

9,732	Aveva Group	355,910

10,769	BG Group	370,079

240,420	Blinkx, (2)	479,121

11,009	BP, ADR	456,213

7,521	Centrica	44,736

20,363	Countrywide, (2)	189,272

136,738	Crest Nicholson Holdings, (2)	699,343

42,341	CSR	366,502

39,152	Daily Mail & General Trust	480,354

37,121	Diageo	1,159,908

37,429	GlaxoSmithKline	958,857

52,280	Great Portland Estates, REIT	442,195

25,830	Hargreaves Lansdown	385,279

234,952	Hays	368,503

112,409	Howden Joinery Group	493,857

33,050	International Personal Finance	319,766

31,236	Keller Group	526,975

555,668	Lloyds Banking Group, (2)	578,787

6,354	National Grid, ADR	378,635

38,588	Ocado Group, (2)	180,510

334	Pennon Group	3,534

54,544	Perform Group, (2)	416,537

21,530	Prudential	382,224

10,878	Rightmove	402,288

1,166	Serco Group	11,122

1,558	Stagecoach Group	7,933

31,350	Standard Chartered	727,057

23,723	Telecity Group	320,830

113,932	Topps Tiles	151,222

1,238	United Utilities Group	13,588

27,158	Vodafone Group, ADR	813,382

7,725	Whitbread	379,581

22,414	Willis Group Holdings	959,319

19,179	WPP PLC	345,447
	Total United Kingdom	15,798,163
	United States – 5.7%

4,867	American Tower, Class A	344,535

4,192	American Water Works	178,915

1,014	Boardwalk Pipeline Partners	31,748

2,830	Brookfield Infrastructure Partners	105,502

2,190	California Water Service Group	47,742

3,966	CenterPoint Energy	98,436

23	Chesapeake Utilities	1,363

4,970	CMS Energy	139,110

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	United States (continued)

2,946	Connecticut Water Service	$88,085

1,543	Corrections Corporation of America	50,996

3,659	Covanta Holding	76,144

774	Crown Castle International, (2)	54,374

676	CyrusOne, REIT	13,757

3,202	Dominion Resources	189,911

146	DTE Energy	10,322

3,620	Duke Energy	257,020

640	DuPont Fabros Technology, REIT	14,662

1,260	Edison International	62,811

133	Holly Energy Partners LP	5,059

502	ITC Holdings	46,069

4,270	Kinder Morgan	161,235

1,057	Laclede Group	48,474

294	Magellan Midstream Partners Lp Com Unit Rp Lp	16,076

246	Middlesex Water Company	5,200

329	NextEra Energy	28,495

1,433	NiSource	44,022

4,631	Northeast Utilities	205,663

167	Northwest Natural Gas	7,338

125	NRG Yield, Class A, (2)	3,563

829	OGE Energy	31,005

285	Oiltanking Partners	13,823

2,520	ONEOK	133,434

4,396	Pepco Holdings	90,338

6,216	Philip Morris International	554,343

3,954	Piedmont Natural Gas	136,611

1,911	Questar	45,596

495	Rose Rock Midstream	18,315

1,457	SBA Communications, Class A, (2)	107,949

7,376	Schlumberger	599,890

1,624	Sempra Energy	142,311

312	SJW Corp.	8,702

867	Southern	38,876

745	Southwest Gas	36,982

4,402	Spectra Energy	158,428

530	Spectra Energy Partners	23,421

1,709	Standard Parking, (2)	39,341

590	Tallgrass Energy Partners, (2)	13,564

13	TransMontaigne Partners	547

2,058	Unitil	63,263

359	Waste Connections	15,530

2,143	Westar Energy	71,983

1,046	Western Gas Partners	64,434

384	WGL Holdings	17,652

38	Nuveen Investments

Shares	Description (1)					Value
	United States (continued)

5,916	Williams					$202,150

1,638	Wisconsin Energy					71,220

1,315	Xcel Energy					39,384
	Total United States					5,075,719
	Total Common Stocks (cost $70,792,764)					80,120,978

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 8.7%

	Money Market Funds – 5.7%

5,048,281	State Street Institutional Liquid Reserves Fund	0.080%	, (5)	N/A	N/A	$5,048,281
	U.S. Government and Agency Obligations – 3.0%

$700	U.S. Treasury Bills, (6)	0.000%		1/23/14	Aaa	699,779

2,000	U.S. Treasury Bills, (6)	0.000%		8/22/13	Aaa	1,999,988
$2,700	Total U.S. Government and Agency Obligations					2,699,767
	Total Short-Term Investments (cost $7,747,925)					7,748,048
	Total Investments (cost $78,540,689) – 99.2%					87,869,026
	Other Assets Less Liabilities – 0.8%					715,308
	Net Assets – 100%					$88,584,334

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australian Dollar Currency	Long	39	9/13	$3,501,420	$(173,127)
British Pound Currency	Short	(9)	9/13	(857,363)	23,869
Dollar Index	Short	(92)	9/13	(7,501,588)	149,297
E-Mini MSCI Emerging Markets Index	Short	(20)	9/13	(938,800)	7,942
Euro FX Currency	Short	(6)	9/13	(1,000,425)	(213)
Euro STOXX 50	Long	15	9/13	549,968	17,117
FTSE 100 Index	Long	37	9/13	3,694,371	152,167
Hang Seng Index	Short	(7)	8/13	(986,693)	(1,124)
H-Shares Index	Short	(43)	8/13	(2,679,876)	12,691
MSCI Singapore Index	Long	5	8/13	287,603	(893)
NASDAQ 100 E-Mini	Short	(21)	9/13	(1,294,860)	(39,753)
Nikkei 225 Index	Long	51	9/13	3,488,400	33,483
OMXS 30 Index	Long	95	8/13	1,798,881	26,599
S&P 500 Index	Short	(3)	9/13	(1,260,375)	(63,012)
S&P TSX 60 Index	Short	(19)	9/13	(2,638,283)	(48,535)
SGX S&P CNX Nifty	Short	(72)	8/13	(831,888)	44,208
STOXX 600 Utilities	Long	66	9/13	1,131,346	(1,951)
				$(5,538,162)	$138,765
*	The aggregate Notional Amount at Value of Long and Short positions were $14,451,989 and $(19,990,151), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen International Fund (continued)

July 31, 2013

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$80,095,678	$25,300	$—	$80,120,978
Short-Term Investments:
Money Market Funds	5,048,281	—	—	5,048,281
U.S. Government and Agency Obligations	—	2,699,767	—	2,699,767
Derivatives:
Futures Contracts**	138,765	—	—	138,765
Total	$85,282,724	$2,725,067	$—	$88,007,791
*	Refer to the Fund’s Portfolio of Investments for breakdown of Common Stocks classified as Level 2.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $80,730,296.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$12,538,974
Depreciation	(5,400,244)
Net unrealized appreciation (depreciation) of investments	$7,138,730

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
N/A	Not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen International Select Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 83.3%

	COMMON STOCKS – 80.9%

	Argentina – 0.2%

43,554	YPF Sociedad Anonima	$715,592
	Australia – 1.5%

5,087	Agl Energy	66,529

73,628	Aurizon Holdings	300,460

16,349	CSL	970,921

100,582	DUET Group, (2)	195,282

564,444	Incitec Pivot	1,334,335

8,404	Macquarie Atlas Roads Group	16,996

231,870	Spark Infrastructure Group	372,024

185,438	Sydney Airport, (2)	598,386

144,397	Transurban Group	879,987

167,755	Treasury Wine Estates	719,255

161,300	Virtus Health, (2)	1,030,842
	Total Australia	6,485,017
	Austria – 0.0%

2,652	Oesterreichische Post	113,252
	Belgium – 0.0%

2,939	bpost, (2)	56,068

1,144	Elia System Operator	48,336
	Total Belgium	104,404
	Bermuda – 0.6%

1,259,995	Biosensors Intl Gp	1,031,117

39,100	Seadrill	1,668,788
	Total Bermuda	2,699,905
	Brazil – 3.3%

3,348	Alupar Invest SA, (2)	25,829

286,443	Banco do Brasil	2,880,313

157,400	Bb Seguridade Part, (2)	1,272,254

129,703	Cielo	3,197,447

30,800	Companhia de Bebidas das Americas, ADR	1,163,624

182,334	Companhia de Concessoes Rodoviarias	1,441,824

10,821	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	111,456

8,384	Companhia de Saneamento de Minas Gerais	134,726

6,987	CPFL Energias Renovaveis, (2)	36,354

6,700	Energias do Brasil	34,391

52,500	Natura Cosmeticos	1,050,069

75,795	Souza Cruz	908,670

117,000	Vale, ADR	1,605,240

29,853	Wilson Sons, BDR	338,788
	Total Brazil	14,200,985
	Canada – 4.7%

11,789	Agrium	1,002,065

29,124	AltaGas, (2)	1,020,517

2,111	Brookfield Renewable Energy, (2)	57,754

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Canada (continued)

24,761	Cameco	$503,144

31,900	Canadian Energy Services & Technology, (2)	577,995

50,870	Canadian Natural Resources, (2)	1,576,470

4,796	Canadian Utilities, Class A, (2)	178,607

15,637	Cenovus Energy, (2)	463,127

46,423	Element Financial, (2)	574,920

3,700	Emera, (2)	117,726

35,150	Enbridge	1,562,418

50,367	EnCana	883,666

10,008	Fortis	314,632

31,874	Gibson Energy, (2)	734,551

40,900	Imax, (2)	1,029,862

2,022	Keyera, (2)	113,119

139,190	Kinross Gold, (2)	723,663

161,640	Lundin Mining, (2)	637,369

18,200	Open Text	1,283,646

73,000	Pacific Rubiales Energy, (2)	1,419,345

182,660	Talisman Energy, (2)	2,070,064

17,006	TransCanada	777,514

63,900	Trinidad Drilling, (2)	583,567

12,173	Valeant Pharmaceuticals International, (2)	1,139,393

53,179	Yamana Gold	558,380
	Total Canada	19,903,514
	Cayman Islands – 1.3%

28,347	Baidu, ADR, (2)	3,750,592

1,816,000	China Modern Dairy Holdings, (2)	547,918

415,600	Wynn Macau	1,178,916
	Total Cayman Islands	5,477,426
	Chile – 0.2%

162,690	Aguas Andinas, Class A	113,980

64,703	Empresa Electrica Del Norte Grande, (3)	100,105

3,908	Empresa Nacional de Electrcidad, ADR	155,225

18,179	Enersis, ADR	276,321
	Total Chile	645,631
	China – 2.1%

4,380,350	China Construction Bank, Class H	3,270,182

1,685,500	China Galaxy Securities, Class H, (2)	988,837

1,212,000	China National Building Material, Class H	1,093,919

33,651	ENN Energy Holdings	186,357

18,700	NetEase.com, ADR	1,191,377

299,500	Shanghai Fosun Pharmaceutical Group, Class H	523,650

26,600	Tencent Holdings	1,206,597

172,600	Weichai Power, Class H	571,951
	Total China	9,032,870

42	Nuveen Investments

Shares	Description (1)	Value
	Denmark – 1.0%

6,564	Novo Nordisk, Class B	$1,110,349

34,555	Novozymes A/S, Class B	1,184,461

98,747	Vestas Wind Systems A/S, (2)	2,001,634
	Total Denmark	4,296,444
	Egypt – 0.5%

164,725	Commercial International Bank	805,176

2,101	Eastern Tobacco	29,051

31,163	Orascom Construction Industries, (2)	1,068,283
	Total Egypt	1,902,510
	France – 2.5%

2,475	Aeroports de Paris	255,672

50,982	AXA	1,124,184

58,374	Carrefour	1,791,571

32,830	DANONE	2,594,325

4,588	Eurofins Scientific, (2)	1,007,104

52,952	Groupe Eurotunnel	415,625

7,239	L’Oreal	1,212,952

1,234	Rubis	78,799

20,000	Sanofi, ADR	1,029,600

20,683	Total SA	1,103,380

3,269	Vinci	176,523
	Total France	10,789,735
	Germany – 6.8%

28,568	Adidas	3,184,864

11,834	Allianz	1,845,127

21,471	Aurelius	642,548

9,611	Bayer	1,116,859

8,664	CANCOM SE, (2)	289,307

33,430	Daimler	2,322,417

50,674	Deutsche Boerse	3,585,094

16,008	Duerr	1,069,713

70,450	E.ON	1,195,442

6,403	Fraport Frankfurt Airport	415,052

21,440	HeidelbergCement	1,646,905

16,866	Henkel KGAA	1,652,315

173,709	Infineon Technologies	1,533,080

30,662	Osram Licht, (2)	1,195,185

22,685	Siemens	2,484,039

17,890	Stada Arzneimittel	839,307

34,360	Symrise	1,483,320

43,143	United Internet	1,409,632

37,909	Wirecard	1,170,031
	Total Germany	29,080,237

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Hong Kong – 2.0%

247,000	AIA Group Ltd., 144A	$1,170,412

27,938	Beijing Enterprises Holdings	186,779

208,191	Beijing Enterprises Water Group	84,290

69,088	Cheung Kong Holdings	970,988

28,578	Cheung Kong Infrastructure Holdings	197,322

362,046	China Everbright International	330,041

99,098	China Merchants Holdings International	309,857

43,511	China Mobile Limited	2,302,602

52	China Resources Gas Group	130

697,000	CNOOC Limited	1,258,188

272,113	COSCO Pacific	382,437

152,396	Guangdong Investment	123,401

144,874	Hong Kong & China Gas	371,357

1,270,000	Huabao International Holdings	546,934

62,261	MTR Corp.	231,604

7,038	Power Assets Holdings	63,206

134,836	Sinopec Kantons Holdings	122,916

75,905	Towngas China	73,697
	Total Hong Kong	8,726,161
	Hungary – 0.3%

70,430	OTP Bank	1,417,961
	India – 1.0%

21,711	Axis Bank	369,396

99,950	Bank of India	303,606

201,640	Bharat Heavy Electricals	524,950

3,110	GAIL India, GDR	94,233

116,297	Jindal Steel & Power	382,142

42,463	Power Grid	70,603

90,597	Punjab National Bank	849,426

60,902	Tata Consultancy Services	1,818,396
	Total India	4,412,752
	Indonesia – 1.4%

1,106,000	Astra International	699,489

1,862,065	Bank of Mandiri	1,612,491

454,300	Semen Gresik Persero	671,891

63,200	Tambang Batubara Bukit Asam	61,187

46,900	Telekomunikasi Indonesia, ADR	2,139,109

539,019	United Tractors	881,101
	Total Indonesia	6,065,268
	Ireland – 0.6%

38,200	Covidien	2,354,266
	Israel – 0.4%

52,145	CaesarStone Sdot Yam, (2)	1,691,584

44	Nuveen Investments

Shares	Description (1)	Value
	Italy – 0.6%

9,161	Atlantia	$173,792

41,686	Gemina, (2)	86,790

30,425	Hera	61,524

253,515	Mediaset	1,108,251

169,055	Snam Rete Gas	797,955

146	Societa Iniziative Autostradali e Servizi	1,281

53,485	Terna-Rete Elettrica Nationale	238,366
	Total Italy	2,467,959
	Japan – 10.3%

164,732	AMADA	1,186,151

39,200	Avex Group Holdings	1,345,235

33,500	Fuji Heavy Industries	828,690

287	INPEX	1,257,512

122,000	Isuzu Motors	868,491

3,474	Japan Airport Terminal	65,144

14,132	Japan Exchange Gp	1,327,897

43,600	Japan Tobacco	1,525,176

19,200	Jin Co.	764,784

94,500	JP-Holdings	576,208

33,300	Kakaku.com.	1,154,668

12,239	Kamigumi	101,627

73,290	Kyowa Hakko Kirin	732,077

136,142	Mitsubishi Corp.	2,487,571

81,163	Mitsui Sumitomo Insurance Group	2,107,204

10,816	Nintendo	1,372,022

78,502	NKSJ Holdings	1,974,777

27,000	Olympus	827,015

80,300	ORIX	1,193,305

15,537	Osaka Gas	65,855

83,300	Rakuten	1,125,584

12,100	Shin-Etsu Chemical	756,327

9,994	SMC Corp.	2,120,063

18,300	Softbank	1,166,296

25,583	Sugi Holdings	994,212

118,274	Sumitomo Mitsui Financial Group	1,088,121

575,393	Sumitomo Mitsui Trust Holdings	2,656,293

116,380	Suzuki Motor	2,794,499

546,931	The Bank of Yokohama	3,005,300

76,062	THK Co. LTD	1,589,448

55,365	Tokyo Gas	304,787

97,200	Tsukui	971,901

18,100	Unicharm	964,988

18,900	West Holdings	578,717

46,000	Yaskawa Electric	550,158

156,100	Yumeshin Holdings	954,998

7,000	Zuiko	433,970
	Total Japan	43,817,071

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Jersey – 0.5%

219,267	Glencore Xstrata	$925,635

468,641	Regus	1,320,336
	Total Jersey	2,245,971
	Luxembourg – 0.2%

15,868	Oriflame Cosmetics, SDR	519,995

11,107	SES	326,555
	Total Luxembourg	846,550
	Malaysia – 0.2%

38,500	British American Tobacco	727,512

26,367	Petronas Gas	169,386
	Total Malaysia	896,898
	Mexico – 1.2%

4,559	Grupo Aeroportuario del Centro Norte, ADR	125,509

3,527	Grupo Aeroportuario del Sureste, ADR	417,808

264,216	Grupo Mexico, Series B	811,095

94,857	Grupo Televisa, ADR	2,570,625

49,666	Infraestructura En, (2)	196,366

318,800	Kimberly-Clark de Mexico, Series A	1,050,790
	Total Mexico	5,172,193
	Netherlands – 1.6%

37,579	European Aeronautic Defence and Space	2,243,951

30,081	Heineken	2,112,969

15,455	Koninklijke DSM	1,085,601

14,938	Koninklijke Vopak	860,294

17,088	Yandex, (2)	555,360
	Total Netherlands	6,858,175
	New Zealand – 0.3%

243,528	Auckland International Airport	612,696

75,508	Infratil	149,867

27,574	Port of Tauranga	314,935

5,250	Vector	11,111
	Total New Zealand	1,088,609
	Norway – 0.5%

6,115	Hafslund, Class B	48,668

241,044	Norsk Hydro, (2)	1,024,666

104,385	Opera Software	850,272
	Total Norway	1,923,606
	Panama – 0.3%

7,600	Copa Holdings, Class A	1,057,692
	Philippines – 0.7%

588,593	International Container Terminal Services	1,242,781

116,033	Manila Water	86,965

26,100	Philippine Long Distance Telephone, ADR	1,839,528
	Total Philippines	3,169,274

46	Nuveen Investments

Shares	Description (1)	Value
	Russia – 2.0%

216,463	Gazprom OAO, ADR, (2)	$1,677,588

12,036	LUKOIL, ADR	710,124

16,971	Magnit, GDR, (2), (3)	824,483

113,150	Mobile TeleSystems, ADR	2,205,294

989,296	Sberbank, (2)	2,859,066

237,958	TNK-BP Holding, (2)	345,153
	Total Russia	8,621,708
	Singapore – 0.6%

353,722	CitySpring Infrastructure Trust	136,384

227,632	ComfortDelGro	358,236

2,360,504	Golden Agri-Resources	975,146

303,247	Hutchison Port Holdings Trust	224,403

85,812	Hyflux	88,118

72,927	K-Green Trust	58,819

103,680	Parkway Life, REIT	203,958

34,750	SembCorp Industries	138,907

98,596	Singapore Airport Terminal Services	257,574

270,663	Singapore Post	280,066
	Total Singapore	2,721,611
	South Africa – 2.6%

59,371	Bidvest Group	1,468,342

32,355	Imperial Holdings	675,305

57,560	MTN Group	1,080,836

44,319	Nedbank Group	798,504

190,734	Pretoria Portland Cement	560,669

186,377	Sanlam	897,927

102,643	Shoprite Holdings	1,736,051

58,967	Standard Bank Group	660,528

27,842	Tiger Brands	869,225

65,721	Truworths International	557,118

81,989	Vodacom Group	969,939

109,657	Woolworths Holdings	747,608
	Total South Africa	11,022,052
	South Korea – 3.1%

7,412	Hyundai Mobis	1,807,765

48,430	KB Financial Group	1,534,688

188,192	Korea Life Insurance	1,129,060

22,117	KT&G	1,490,315

2,920	NHN Corp., (2), (8)	759,915

2,233	Samsung Electronics, GDR, 144A	2,544,220

66,896	Shinhan Financial Group, ADR	2,441,405

26,270	Woongjin Coway	1,403,031
	Total South Korea	13,110,399
	Spain – 0.6%

3,855	Abertis Infraestructuras	71,568

31,998	Amadeus IT Holding	1,099,122

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Spain (continued)

23,280	Ferrovial	$396,425

125,312	Melia Hotels International	1,125,287
	Total Spain	2,692,402
	Sweden – 2.1%

20,183	Arcam, (2)	1,461,515

14,904	BioGaia, Class B	509,898

224,103	Ericsson	2,649,085

15,093	Hexpol	1,107,983

37,166	Investment Kinnevik, Class B	1,122,139

41,951	Svenska Cellulosa, Class B	1,110,215

199,715	Vostok Nafta Investment, SDR, (2)	1,124,482
	Total Sweden	9,085,317
	Switzerland – 3.9%

779	Flughafen Zuerich	421,718

52,703	Foster Wheeler, (2)	1,129,952

42,009	Nestle	2,846,144

59,680	Noble	2,279,776

44,157	Novartis	3,177,759

19,510	Roche Holding	4,806,613

98,176	UBS	1,933,922
	Total Switzerland	16,595,884
	Taiwan – 1.3%

395,525	Hon Hai Precision Industry Co., Ltd.	1,026,190

930,000	Hota Industrial Manufacturing, (2)	1,141,314

70,149	MediaTek	842,167

791,959	Taiwan Semiconductor Manufacturing	2,707,078
	Total Taiwan	5,716,749
	Thailand – 0.8%

498,400	CP ALL	557,316

168,877	PTT Exploration and Production Public Company	843,036

11,163,900	Quality Houses	970,154

69,700	Siam Cement	1,024,345
	Total Thailand	3,394,851
	Turkey – 1.1%

249,579	Akbank T.A.S.	959,151

248,746	Koc Holding	1,097,286

77,600	Turkcell Iletisim Hizmetleri, ADR, (2)	1,132,184

504,895	Turkiye Is Bankasi, Class C	1,340,510
	Total Turkey	4,529,131
	United Kingdom – 11.5%

48,961	Anglo American	1,048,712

17,862	Aon	1,205,685

101,088	Ashtead Group	1,085,695

22,441	ASOS, (2)	1,616,803

28,279	Aveva Group	1,034,194

48	Nuveen Investments

Shares	Description (1)	Value
	United Kingdom (continued)

31,297	Berkeley Group Holdings	$1,075,529

698,247	Blinkx, (2)	1,391,502

35,471	BP, ADR	1,469,918

29,769	Centrica	177,070

59,149	Countrywide, (2)	549,784

397,205	Crest Nicholson Holdings, (2)	2,031,495

123,062	CSR	1,065,221

113,764	Daily Mail & General Trust	1,395,766

115,715	Diageo	3,615,709

120,595	GlaxoSmithKline	3,089,404

151,848	Great Portland Estates, REIT	1,284,361

75,024	Hargreaves Lansdown	1,119,054

682,574	Hays	1,070,562

326,627	Howden Joinery Group	1,435,002

96,031	International Personal Finance	929,120

90,759	Keller Group	1,531,174

1,614,534	Lloyds Banking Group, (2)	1,681,709

35,303	MegaFon OAO, GDR, (2)	1,118,163

25,142	National Grid, ADR	1,498,212

112,121	Ocado Group, (2)	524,488

1,324	Pennon Group	14,008

158,532	Perform Group, (2)	1,210,665

62,474	Prudential	1,109,107

31,611	Rightmove	1,169,032

4,613	Serco Group	44,000

6,169	Stagecoach Group	31,410

101,028	Standard Chartered	2,343,001

68,926	Telecity Group	932,155

330,941	Topps Tiles	439,258

4,896	United Utilities Group	53,738

87,523	Vodafone Group, ADR	2,621,314

22,445	Whitbread	1,102,873

72,230	Willis Group Holdings	3,091,444

61,787	WPP PLC	1,112,890
	Total United Kingdom	49,319,227
	United States – 4.5%

19,265	American Tower, Class A	1,363,769

16,585	American Water Works	707,848

4,011	Boardwalk Pipeline Partners	125,584

11,201	Brookfield Infrastructure Partners	417,573

8,665	California Water Service Group	188,897

15,696	CenterPoint Energy	389,575

92	Chesapeake Utilities	5,453

19,670	CMS Energy	550,563

11,649	Connecticut Water Service	348,305

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	United States (continued)

6,112	Corrections Corporation of America	$202,002

14,488	Covanta Holding	301,495

3,066	Crown Castle International, (2)	215,387

2,677	CyrusOne, REIT	54,477

12,678	Dominion Resources	751,932

580	DTE Energy	41,006

14,327	Duke Energy	1,017,217

2,534	DuPont Fabros Technology, REIT	58,054

4,987	Edison International	248,602

526	Holly Energy Partners, LP	20,009

1,986	ITC Holdings	182,255

16,902	Kinder Morgan	638,220

4,182	Laclede Group	191,787

1,163	Magellan Midstream Partners Lp Com Unit Rp Lp	63,593

968	Middlesex Water Company	20,464

1,305	NextEra Energy	113,026

5,673	NiSource	174,275

18,326	Northeast Utilities	813,858

658	Northwest Natural Gas	28,913

493	NRG Yield, Class A, (2)	14,051

3,283	OGE Energy	122,784

1,128	Oiltanking Partners	54,708

9,978	ONEOK	528,335

17,398	Pepco Holdings	357,529

20,029	Philip Morris International	1,786,185

15,651	Piedmont Natural Gas	540,742

7,568	Questar	180,572

1,964	Rose Rock Midstream	72,668

5,768	SBA Communications, Class A, (2)	427,351

23,780	Schlumberger	1,934,026

6,427	Sempra Energy	563,198

1,240	SJW Corp.	34,584

3,432	Southern	153,891

2,951	Southwest Gas	146,488

17,422	Spectra Energy	627,018

2,100	Spectra Energy Partners	92,799

6,766	Standard Parking, (2)	155,753

2,332	Tallgrass Energy Partners, (2)	53,613

47	TransMontaigne Partners	1,976

8,145	Unitil	250,377

1,422	Waste Connections	61,516

8,481	Westar Energy	284,877

4,143	Western Gas Partners	255,209

1,520	WGL Holdings	69,874

23,408	Williams	799,851

50	Nuveen Investments

Shares	Description (1)					Value
	United States (continued)

6,489	Wisconsin Energy Corp.					$282,142

5,206	Xcel Energy					155,920
	Total United States					19,242,176
	Total Common Stocks (cost $307,917,327)					345,711,019

Shares	Description (1), (4)					Value
	EXCHANGE-TRADED FUNDS – 2.4%

	United States – 2.4%

187,000	iShares MSCI Malaysia Index Fund					$2,825,570

90,000	iShares S&P Global Energy Sector Index Fund					3,626,100

75,000	Market Vectors Agribusiness ETF					3,735,750
	Total Exchange-Traded Funds (cost $10,227,425)					10,187,420
	Total Long-Term Investments (cost $318,144,752)					355,898,439

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 16.4%

	Money Market Funds – 13.5%

57,640,533	State Street Institutional Liquid Reserves Fund	0.080%	, (6)	N/A	N/A	$57,640,533
	U.S. Government and Agency Obligations – 2.9%

$2,500	U.S. Treasury Bills, (7)	0.000%		1/23/14	Aaa	2,499,210

10,000	U.S. Treasury Bills, (7)	0.000%		8/22/13	Aaa	9,999,940

$12,500	Total U.S. Government and Agency Obligations					12,499,150
	Total Short-Term Investments (cost $70,139,048)					70,139,683
	Total Investments (cost $388,283,800) – 99.7%					426,038,122
	Other Assets Less Liabilities – 0.3%					1,207,727
	Net Assets – 100%					$427,245,849

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australian Dollar Currency	Long	189	9/13	$16,968,422	$(839,001)
BIST 30 Index	Short	(749)	8/13	(3,441,388)	(46,090)
British Pound Currency	Short	(9)	9/13	(857,362)	23,869
Dollar Index	Short	(442)	9/13	(36,040,238)	717,277
E-Mini MSCI Emerging Markets Index	Short	(90)	9/13	(4,224,600)	35,739
Euro FX Currency	Short	(12)	9/13	(2,000,850)	(425)
Euro STOXX 50	Long	537	9/13	19,688,857	612,798
FTSE 100 Index	Long	175	9/13	17,473,378	719,708
Hang Seng Index	Short	(31)	8/13	(4,369,643)	(4,978)
Kospi2 Index	Short	(38)	9/13	(4,201,082)	96,216
MSCI Taiwan Index	Long	78	8/13	2,218,320	(29,291)
NASDAQ 100 E-Mini	Short	(70)	9/13	(4,316,200)	(132,510)
Nikkei 225 Index	Long	300	9/13	20,520,000	153,785
OMXS 30 Index	Long	233	8/13	4,411,992	65,236
Russell 2000 Mini Index	Short	(54)	9/13	(5,631,660)	(308,165)
S&P 500 Index	Short	(16)	9/13	(6,722,000)	(336,064)
S&P TSX 60 Index	Long	44	9/13	6,109,707	112,079

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen International Select Fund (continued)

July 31, 2013

Investments in Derivatives as of July 31, 2013 (continued)

Futures Contracts outstanding (continued):

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
SGX S&P CNX Nifty	Short	(342)	8/13	$(3,951,468)	$209,988
STOXX 600 Utilities	Long	1,372	9/13	23,518,279	(40,557)
				$35,152,464	$1,009,614
*	The aggregate Notional Amount at Value of Long and Short positions were $110,908,955 and $(75,756,491), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$344,026,516	$924,588	$759,915	$345,711,019
Exchange-Traded Funds	10,187,420	—	—	10,187,420
Short-Term Investments:
Money Market Funds	57,640,533	—	—	57,640,533
U.S. Government and Agency Obligations	—	12,499,150	—	12,499,150
Derivatives:
Futures Contracts**	1,009,614	—	—	1,009,614
Total	$412,864,083	$13,423,738	$759,915	$427,047,736
*	Refer to the Fund’s Portfolio of Investments for breakdown of Common Stocks classified as Level 2.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $396,351,713.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$55,593,190
Depreciation	(25,906,781)
Net unrealized appreciation (depreciation) of investments	$29,686,409

52	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
N/A	Not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 103.4%

	COMMON STOCKS – 92.7%

	Aerospace & Defense – 1.6%

1,592	General Dynamics Corporation	$135,861

8,760	United Technologies Corporation	924,793
	Total Aerospace & Defense	1,060,654
	Air Freight & Logistics – 0.1%

542	United Parcel Service, Inc., Class B	47,046
	Airlines – 1.5%

21,979	Delta Air Lines, Inc.	466,614

6,077	Southwest Airlines Co.	84,045

13,829	United Continental Holdings Inc., (2)	481,941
	Total Airlines	1,032,600
	Auto Components – 0.8%

4,673	Allison Transmission Holdings Inc.	111,030

10,383	Goodyear Tire & Rubber Company, (2)	192,086

3,324	Visteon Corporation, (2)	218,952
	Total Auto Components	522,068
	Automobiles – 0.6%

23,533	Ford Motor Company	397,237
	Beverages – 2.6%

20,170	Coca-Cola Company	808,414

2,192	Constellation Brands, Inc., Class A, (2), (3)	114,181

9,819	PepsiCo, Inc.	820,279
	Total Beverages	1,742,874
	Biotechnology – 3.0%

1,015	Alkermes Inc., (2)	34,084

4,856	Amgen Inc.	525,856

1,135	Biogen Idec Inc., (2)	247,578

5,811	BioMarin Pharmaceutical Inc., (2)	375,681

1,659	Celgene Corporation, (2)	243,641

2,702	Gilead Sciences, Inc., (2), (3)	166,038

2,119	Pharmacyclics, Inc., (2)	230,187

661	Regeneron Pharmaceuticals, Inc., (2)	178,510
	Total Biotechnology	2,001,575
	Capital Markets – 0.2%

1,973	Bank of New York Company, Inc.	62,051

560	Goldman Sachs Group, Inc.	91,857
	Total Capital Markets	153,908
	Chemicals – 0.7%

5,896	LyondellBasell Industries NV	405,114

287	Praxair, Inc.	34,489
	Total Chemicals	439,603
	Commercial Banks – 3.6%

6,070	CIT Group Inc., (2)	304,168

106,731	KeyCorp.	1,311,724

1,470	PNC Financial Services Group, Inc.	111,794

54	Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks (continued)

15,611	Wells Fargo & Company	$679,079
	Total Commercial Banks	2,406,765
	Commercial Services & Supplies – 0.7%

19,203	KAR Auction Services Inc.	488,524
	Communications Equipment – 1.9%

21,481	Cisco Systems, Inc.	548,840

7,114	Echostar Holding Corproation, Class A, (2)	284,275

7,162	QUALCOMM, Inc.	462,307
	Total Communications Equipment	1,295,422
	Computers & Peripherals – 3.1%

4,549	Apple, Inc.	2,058,423

1,159	SanDisk Corporation	63,884
	Total Computers & Peripherals	2,122,307
	Consumer Finance – 1.0%

4,597	American Express Company	339,121

3,548	Capital One Financial Corporation	244,883

318	Discover Financial Services	15,744

3,828	SLM Corporation	94,590
	Total Consumer Finance	694,338
	Containers & Packaging – 1.7%

25,335	Avery Dennison Corporation	1,133,235
	Diversified Financial Services – 5.2%

60,117	Bank of America Corporation	877,708

23,300	Citigroup Inc.	1,214,862

25,519	JPMorgan Chase & Co.	1,422,174
	Total Diversified Financial Services	3,514,744
	Diversified Telecommunication Services – 1.9%

23,570	AT&T Inc., (3)	831,314

2,577	Intelsat SA, (2)	55,251

7,714	Verizon Communications Inc., (3)	381,689
	Total Diversified Telecommunication Services	1,268,254
	Electric Utilities – 1.9%

3,646	American Electric Power Company, Inc.	168,992

5,179	Duke Energy Corporation	367,709

10,181	Edison International, (3)	507,523

3,094	NextEra Energy Inc., (3)	267,971
	Total Electric Utilities	1,312,195
	Electronic Equipment & Instruments – 2.1%

3,885	Avnet Inc., (2)	146,348

11,265	Jabil Circuit Inc.	258,982

19,324	TE Connectivity Limited	986,297
	Total Electronic Equipment & Instruments	1,391,627
	Food & Staples Retailing – 3.4%

11,009	CVS Caremark Corporation	676,943

4,391	Kroger Co.	172,435

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Food & Staples Retailing (continued)

2,918	Walgreen Co.	$146,630

16,361	Wal-Mart Stores, Inc.	1,275,176
	Total Food & Staples Retailing	2,271,184
	Food Products – 2.7%

2,876	Archer-Daniels-Midland Company	104,888

27,118	Dean Foods Company, (2)	295,586

521	General Mills, Inc.	27,092

1,874	Hershey Foods Corporation, (3)	177,786

15,649	Hillshire Brands Company	551,001

3,142	Kraft Foods Inc.	177,774

15,104	Mondelez International Inc.	472,302
	Total Food Products	1,806,429
	Health Care Equipment & Supplies – 1.4%

8,334	Abbott Laboratories	305,274

2,318	Alere Inc., (2)	77,421

872	Covidien PLC	53,741

5,928	Hill Rom Holdings Inc.	219,751

4,850	Medtronic, Inc.	267,914
	Total Health Care Equipment & Supplies	924,101
	Health Care Providers & Services – 1.1%

852	CIGNA Corporation	66,311

2,877	Express Scripts, Holding Company, (2)	188,587

1,080	HCA Holdings Inc.	42,120

6,533	UnitedHealth Group Incorporated, (3)	475,929
	Total Health Care Providers & Services	772,947
	Hotels, Restaurants & Leisure – 0.6%

4,046	McDonald’s Corporation	396,832
	Household Products – 1.7%

14,717	Procter & Gamble Company	1,181,775
	Independent Power Producers & Energy Traders – 0.1%

2,222	Calpine Corporation, (2)	44,462
	Industrial Conglomerates – 1.9%

102	3M Co.	11,978

6,063	Danaher Corporation	408,282

35,417	General Electric Company	863,112
	Total Industrial Conglomerates	1,283,372
	Insurance – 2.4%

8,748	Berkshire Hathaway Inc., Class B, (2), (3)	1,013,631

6,999	Genworth Financial Inc., Class A, (2)	90,917

23,660	Old Republic International Corporation	341,887

319	White Mountain Insurance Group	190,762
	Total Insurance	1,637,197
	Internet & Catalog Retail – 1.0%

1,095	Amazon.com, Inc., (2)	329,836

12,546	Liberty Interactive Corporation, Class A Shares, (2)	306,875

56	Nuveen Investments

Shares		Description (1)	Value
		Internet & Catalog Retail (continued)

634		Liberty Ventures, (2)	$56,882
		Total Internet & Catalog Retail	693,593
		Internet Software & Services – 3.1%

12,740		AOL Inc.	469,342

6,849		eBay Inc., (2)	354,025

1,047		Google Inc., Class A, (2)	929,317

4,188		IAC/InterActiveCorp.	211,955

5,295		Yahoo! Inc., (2)	148,737
		Total Internet Software & Services	2,113,376
		IT Services – 2.0%

1,657		Booz Allen Hamilton Holding	35,427

3,052		Computer Sciences Corporation	145,458

1,208		Fiserv, Inc., (2)	116,258

5,444		International Business Machines Corporation (IBM)	1,061,798
		Total IT Services	1,358,941
		Life Sciences Tools & Services – 0.6%

8,406		Charles River Laboratories International, Inc., (2)	382,809
		Machinery – 2.2%

10,364		CNH Global N.V.	487,004

16,122		Ingersoll Rand Company Limited, Class A	984,248
		Total Machinery	1,471,252
		Media – 3.5%

8,638		Comcast Corporation, Class A	389,401

4,255		Liberty Media Corporation, (2)	611,571

—	(4)	News Corporation, Class A	12

668		Time Warner Cable, Class A, (3)	76,199

14,058		Time Warner Inc.	875,251

1,467		Twenty First Century Fox Inc., Class A Shares, (3)	43,834

1,186		Viacom Inc., Class B	86,305

4,632		Walt Disney Company, (3)	299,459
		Total Media	2,382,032
		Metals & Mining – 1.0%

22,600		Freeport-McMoRan Copper & Gold, Inc.	639,128

2,120		Newmont Mining Corporation	63,600
		Total Metals & Mining	702,728
		Multiline Retail – 0.2%

1,291		Macy’s, Inc., (3)	62,407

838		Target Corporation, (3)	59,708
		Total Multiline Retail	122,115
		Multi-Utilities – 0.3%

2,446		DTE Energy Company	172,932
		Oil, Gas & Consumable Fuels – 9.1%

4,137		Anadarko Petroleum Corporation	366,207

1,711		Apache Corporation, (3)	137,308

16,964		Chevron Corporation	2,135,598

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

4,747	ConocoPhillips	$307,890

23,665	Devon Energy Corporation	1,301,812

16,251	Exxon Mobil Corporation	1,523,531

3,043	Occidental Petroleum Corporation	270,979

2,088	Phillips 66	128,412
	Total Oil, Gas & Consumable Fuels	6,171,737
	Pharmaceuticals – 3.2%

3,149	AbbVie Inc.	143,217

44	Actavis Inc., (2), (3)	5,908

7,583	Johnson & Johnson	709,011

109	Mallinckrodt PLC, (2), (3)	5,002

9,170	Merck & Company Inc.	441,719

21,457	Pfizer Inc.	627,188

3,334	Salix Pharmaceuticals Limited, (2)	246,383

365	Zoetis Incorporated	10,881
	Total Pharmaceuticals	2,189,309
	Professional Services – 0.4%

1,370	Nielsen Holdings BV, (3)	45,785

3,997	Verisk Analytics Inc, Class A Shares, (2)	257,247
	Total Professional Services	303,032
	Real Estate Investment Trust – 3.6%

16,113	Equity Residential	902,328

12,189	Post Properties, Inc.	567,032

9,748	Retail Properties of America Inc.	137,349

13,289	Weyerhaeuser Company	377,408

5,922	WP Carey Inc.	418,212
	Total Real Estate Investment Trust	2,402,329
	Real Estate Management & Development – 1.1%

31,486	CBRE Group Inc., (2)	729,531
	Road & Rail – 0.8%

3,389	Union Pacific Corporation	537,462
	Semiconductors & Equipment – 0.8%

4,457	Intel Corporation	103,848

48,839	ON Semiconductor Corporation, (2)	402,433
	Total Semiconductors & Equipment	506,281
	Software – 2.3%

25,551	Microsoft Corporation	813,288

16,550	Oracle Corporation	535,393

8,406	Symantec Corporation	224,272
	Total Software	1,572,953
	Specialty Retail – 2.9%

23,563	AutoNation Inc., (2)	1,128,668

10,627	Home Depot, Inc., (3)	839,852

202	Lowe’s Companies, Inc.	9,005
	Total Specialty Retail	1,977,525

58	Nuveen Investments

Shares	Description (1)					Value
	Thrifts & Mortgage Finance – 0.1%

8,300	TFS Financial Corporation, (2)					$96,861
	Tobacco – 2.6%

17,647	Altria Group, Inc.					618,704

13,076	Philip Morris International					1,166,118
	Total Tobacco					1,784,822
	Trading Companies & Distributors – 0.9%

21,884	MRC Global Inc., (2)					586,929
	Water Utilities – 0.4%

6,985	American Water Works Company					298,120
	Wireless Telecommunication Services – 1.1%

58,640	Sprint Nextel Corporation, (2)					349,490

14,382	Telephone and Data Systems Inc.					381,267
	Total Wireless Telecommunication Services					730,757
	Total Common Stocks (cost $52,136,723)					62,630,701

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.7%

	Money Market Funds – 10.7%

7,262,750	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (5), (6)					$7,262,750
	Total Investments Purchased with Collateral from Securities Lending (cost $7,262,750)					7,262,750
	Total Long-Term Investments (cost $59,399,473)					69,893,451

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (7)	Value
	SHORT-TERM INVESTMENTS – 3.1%

	Money Market Funds – 2.8%

1,873,731	First American Treasury Obligations Fund, Class Z	0.000%	, (5)	N/A	N/A	$1,873,731
	U.S. Government and Agency Obligations – 0.3%

$200	U.S. Treasury Bills, (8)	0.000%		8/22/13	Aaa	199,999
	Total Short-Term Investments (cost $2,073,720)					2,073,730
	Total Investments (cost $61,473,193) – 106.5%					71,967,181
	Other Assets Less Liabilities – (6.5)%					(4,417,020)
	Net Assets – 100%					$67,550,161

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Long	4	9/13	$1,680,500	$49,584

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Quantitative Enhanced Core Equity Fund (continued)

July 31, 2013

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$62,630,701	$—	$—	$62,630,701
Investments Purchased with Collateral from Securities Lending	7,262,750	—	—	7,262,750
Short-Term Investments:
Money Market Funds	1,873,731	—	—	1,873,731
U.S. Government and Agency Obligations	—	199,999	—	199,999
Derivatives:
Futures Contracts*	49,584	—	—	49,584
Total	$71,816,766	$199,999	$—	$72,016,765
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $61,744,773.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$10,584,949
Depreciation	(362,541)
Net unrealized appreciation (depreciation) of investments	$10,222,408

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $7,058,418.
(4)	Share amount is less than 1.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
N/A	Not Applicable.

60	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund

July 31, 2013

Shares		Description (1)					Value
		LONG-TERM INVESTMENTS – 37.1%

		COMMON STOCKS – 0.0%

		Electric Utilities – 0.0%

233		Iberdrola S.A.					$5,164
		Total Common Stocks (cost $5,130)					5,164

Shares		Description (1), (2)					Value
		EXCHANGE-TRADED FUNDS – 29.6%

21,300		Energy Select Sector SPDR Fund					$1,756,185

76,800		Financial Select Sector SPDR Fund					1,573,632

22,300		Health Care Select Sector SPDR Fund					1,137,300

37,800		Industrial Select Sector SPDR Fund					1,707,048

63,000		iShares iBoxx High Yield Corporate Bond ETF					5,857,740

37,000		iShares Intermediate Credit Bond ETF					4,005,990

315,000		iShares Mortgage Real Estate Capped ETF					3,909,150

298,162		Market Vectors Emerging Markets Local Currency Bond ETF					7,290,061

330,000		Market Vectors High-Yield Municipal Index ETF					9,876,900

13,500		Materials Select Sector SPDR Fund					546,480

147,000		PowerShares Emerging Markets Sovereign Debt Portfolio					4,021,920

465,000		PowerShares Financial Preferred Portfolio Fund					8,170,050

136,600		Technology Select Sector SPDR Fund					4,332,952

13,950		Utilities Select Sector SPDR Fund					547,816
		Total Exchange-Traded Funds (cost $56,423,842)					54,733,224

Principal Amount (000) (3)		Description (1)	Coupon		Maturity	Ratings (4)	Value
		SOVEREIGN DEBT – 7.5%

		Mexico – 7.5%

30,000	MXN	Mexican Bonos	8.000%		6/11/20	A–	$2,665,662

54,000	MXN	Mexican Bonos	6.500%		6/09/22	A–	4,388,435

740	MXN	Mexican Bonos	7.750%		11/13/42	A–	6,194,205

750		United Mexican States	5.875%		1/15/14	Baa1	766,875
		Total Sovereign Debt (cost $14,757,782)					14,015,177
		Total Long-Term Investments (cost $71,186,754)					68,753,565

Shares/ Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (4)	Value
		SHORT-TERM INVESTMENTS – 63.4%

		Money Market Funds – 11.2%

20,701,940		First American Treasury Obligations Fund, Class Z	0.000%	, (5)	N/A	N/A	$20,701,940
		U.S. Government and Agency Obligations – 52.2%

$16,000		U.S. Treasury Bills, (6)	0.000%		8/01/13	Aaa	16,000,000

6,600		U.S. Treasury Bills, (6)	0.000%		8/22/13	Aaa	6,599,960

16,000		U.S. Treasury Bills, (6)	0.000%		10/10/13	Aaa	15,999,152

17,000		U.S. Treasury Bills, (6)	0.000%		10/24/13	Aaa	16,998,810

20,000		U.S. Treasury Bills, (6)	0.000%		11/07/13	Aaa	19,997,820

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Tactical Market Opportunities Fund (continued)

July 31, 2013

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	U.S. Government and Agency Obligations (continued)

$20,000	U.S. Treasury Bills, (6)	0.000%	11/29/13	Aaa	$19,997,340

1,000	U.S. Treasury Bills, (6)	0.000%	1/23/14	Aaa	999,684
$96,600	Total U.S. Government and Agency Obligations				96,592,766
	Total Short-Term Investments (cost $117,288,214)				117,294,706
	Total Investments (cost $188,474,968) – 100.5%				186,048,271
	Other Assets Less Liabilities – (0.5)%				(974,983)
	Net Assets – 100%				$185,073,288

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	232	9/13	$20,075,540	$(633,750)
Hang Seng Index	Long	20	8/13	2,819,124	7,046
H-Shares Index	Short	(46)	8/13	(2,866,845)	(6,457)
Russell 2000 Mini Index	Short	(88)	9/13	(9,177,520)	(277,220)
S&P 500 E-Mini	Short	(138)	9/13	(11,595,450)	(34,800)
S&P MidCap 400 E-Mini	Long	32	9/13	3,934,400	3,041
STOXX 600 Utilities	Long	200	9/13	3,428,321	(5,912)
				$6,617,570	$(948,052)
*	The aggregate Notional Amount at Value of Long and Short positions were $30,257,385 and $(23,639,815), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,164	$—	$—	$5,164
Exchange-Traded Funds	54,733,224	—	—	54,733,224
Sovereign Debt	—	14,015,177	—	14,015,177
Short-Term Investments:
Money Market Funds	20,701,940	—	—	20,701,940
U.S. Government and Agency Obligations	—	96,592,766	—	96,592,766
Derivatives:
Futures Contracts*	(948,052)	—	—	(948,052)
Total	$74,492,276	$110,607,943	$—	$185,100,219
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

62	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $188,613,045.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$105,741
Depreciation	(2,670,515)
Net unrealized appreciation (depreciation) of investments	$(2,564,774)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
N/A	Not applicable.
ETF	Exchange-Traded Fund
MXN	Mexican Peso
SPDR	Standard & Poor’s Depositary Receipts

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 130.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 2.3%

34,066	Precision Castparts Corporation	$7,553,114

58,118	United Technologies Corporation	6,135,517
	Total Aerospace & Defense	13,688,631
	Airlines – 2.0%

244,495	Delta Air Lines, Inc.	5,190,629

129,950	Ryanair Holdings PLC	6,695,024
	Total Airlines	11,885,653
	Auto Components – 1.2%

71,303	BorgWarner Inc., (3)	6,804,445
	Biotechnology – 5.8%

35,652	Biogen Idec Inc., (2)	7,776,771

66,146	Celgene Corporation, (2)	9,714,202

269,038	Gilead Sciences, Inc., (2), (3)	16,532,385
	Total Biotechnology	34,023,358
	Capital Markets – 2.0%

245,413	Charles Schwab Corporation, (3)	5,421,173

38,636	Goldman Sachs Group, Inc.	6,337,463
	Total Capital Markets	11,758,636
	Chemicals – 3.3%

77,441	Monsanto Company	7,649,622

38,758	PPG Industries, Inc.	6,218,334

69,945	WR Grace & Company, (2)	5,373,175
	Total Chemicals	19,241,131
	Computers & Peripherals – 5.1%

57,282	Apple, Inc.	25,920,105

98,723	NetApp, Inc.	4,059,490
	Total Computers & Peripherals	29,979,595
	Consumer Finance – 1.5%

120,413	American Express Company	8,882,867
	Diversified Financial Services – 2.3%

113,623	JPMorgan Chase & Co.	6,332,210

104,531	Moody’s Corporation, (3)	7,084,066
	Total Diversified Financial Services	13,416,276
	Diversified Telecommunication Services – 1.3%

158,184	Verizon Communications Inc., (3)	7,826,944
	Energy Equipment & Services – 0.9%

67,674	Oceaneering International Inc.	5,487,685
	Food & Staples Retailing – 3.2%

99,800	Costco Wholesale Corporation, (3)	11,705,542

127,180	Whole Foods Market, Inc., (3)	7,068,664
	Total Food & Staples Retailing	18,774,206
	Food Products – 0.8%

140,521	Mondelez International Inc.	4,394,092

64	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 2.6%

130,752	Express Scripts, Holding Company, (2)	$8,570,794

54,770	McKesson HBOC Inc.	6,718,088
	Total Health Care Providers & Services	15,288,882
	Health Care Technology – 1.2%

144,923	Cerner Corporation, (2), (3)	7,101,227
	Hotels, Restaurants & Leisure – 2.9%

112,148	Las Vegas Sands, (3)	6,232,064

147,583	Starbucks Corporation	10,513,813
	Total Hotels, Restaurants & Leisure	16,745,877
	Household Durables – 0.7%

92,753	Jarden Corporation, (2)	4,217,479
	Household Products – 0.7%

54,267	Procter & Gamble Company	4,357,640
	Industrial Conglomerates – 1.5%

128,962	Danaher Corporation	8,684,301
	Internet & Catalog Retail – 2.5%

14,561	Amazon.com, Inc., (2)	4,386,064

11,690	priceline.com Incorporated, (2), (3)	10,236,582
	Total Internet & Catalog Retail	14,622,646
	Internet Software & Services – 8.3%

165,315	eBay Inc., (2)	8,545,132

166,787	Facebook Inc., Class A Shares, (2)	6,142,765

26,325	Google Inc., Class A, (2)	23,366,070

34,463	LinkedIn Corporation, Class A Shares, (2)	7,023,215

185,060	Pandora Media, Inc., (2), (3)	3,394,000
	Total Internet Software & Services	48,471,182
	IT Services – 5.8%

27,815	Alliance Data Systems Corporation, (2), (3)	5,501,251

22,679	MasterCard, Inc., Class A	13,848,024

81,607	Visa Inc., Class A, (3)	14,445,255
	Total IT Services	33,794,530
	Leisure Equipment & Products – 0.9%

48,362	Polaris Industries Inc., (3)	5,423,315
	Life Sciences Tools & Services – 0.8%

22,405	Mettler-Toledo International Inc., (2), (3)	4,942,543
	Machinery – 2.6%

73,951	Cummins Inc.	8,962,122

93,288	Graco Inc.	6,509,637
	Total Machinery	15,471,759
	Media – 5.1%

92,790	Discovery Communications Inc., Class A Shares, (2), (3)	7,397,219

95,964	Liberty Global PLC Class A, (2)	7,784,600

1,673,420	Sirius XM Radio Inc., (3)	6,241,857

130,843	Walt Disney Company, (3)	8,459,000
	Total Media	29,882,676

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Multiline Retail – 1.1%

123,034	Dollar Tree Stores Inc., (2)	$6,600,774
	Oil, Gas & Consumable Fuels – 2.9%

69,552	Cabot Oil & Gas Corporation	5,273,433

55,116	Continental Resources Inc., (2), (3)	5,087,207

43,571	Pioneer Natural Resources Company	6,743,048
	Total Oil, Gas & Consumable Fuels	17,103,688
	Personal Products – 0.7%

62,230	Estee Lauder Companies Inc., Class A	4,085,400
	Pharmaceuticals – 3.1%

281,856	Bristol-Myers Squibb Company	12,187,453

195,998	Pfizer Inc.	5,729,022
	Total Pharmaceuticals	17,916,475
	Real Estate Investment Trust – 1.9%

160,104	American Tower REIT Inc.	11,333,762
	Road & Rail – 3.7%

204,519	Hertz Global Holdings Inc., (2), (3)	5,237,732

119,086	J.B. Hunt Transports Services Inc.	8,923,114

70,374	Kansas City Southern Industries, (3)	7,582,799
	Total Road & Rail	21,743,645
	Semiconductors & Equipment – 1.0%

146,448	ARM Holdings PLC, (3)	5,879,887
	Software – 4.8%

79,266	Adobe Systems Incorporated, (2)	3,747,696

45,807	NetSuite Inc., (2), (3)	4,300,819

143,937	Salesforce.com, Inc., (2), (3)	6,297,244

103,723	ServiceNow Inc., (2)	4,520,248

96,964	Splunk Inc., (2)	4,849,169

69,892	Workday Inc., Class A, (2), (3)	4,772,924
	Total Software	28,488,100
	Specialty Retail – 7.0%

15,856	AutoZone, Inc., (2), (3)	7,112,684

135,093	CarMax, Inc., (2), (3)	6,624,961

148,338	Gap, Inc.	6,808,714

109,861	Home Depot, Inc.	8,682,315

111,847	TJX Companies, Inc.	5,820,518

52,155	Tractor Supply Company, (3)	6,317,535
	Total Specialty Retail	41,366,727
	Textiles, Apparel & Luxury Goods – 2.0%

72,863	Lululemon Athletica Inc., (2), (3)	5,069,079

37,198	Ralph Lauren Corporation, Class A	6,772,268
	Total Textiles, Apparel & Luxury Goods	11,841,347
	Tobacco – 2.4%

157,424	Philip Morris International	14,039,072
	Trading Companies & Distributors – 1.7%

37,303	W.W. Grainger, Inc., (3)	9,778,608
	Total Common Stocks (cost $420,340,497)	585,345,061

66	Nuveen Investments

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 31.0%

	Money Market Funds – 31.0%

181,921,228	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$181,921,228
	Total Investments Purchased with Collateral from Securities Lending (cost $181,921,228)	181,921,228
	Total Long-Term Investments (cost $602,261,725)	767,266,289

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

2,378,908	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$2,378,908
	Total Short Term Investments (cost $2,378,908)	2,378,908
	Total Investments (cost $604,640,633) – 131.0%	769,645,197
	Other Assets Less Liabilities – (31.0)%	(182,047,932)
	Net Assets – 100%	$587,597,265

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$585,345,061	$—	$—	$585,345,061
Investments Purchased with Collateral from Securities Lending	181,921,228	—	—	181,921,228
Short-Term Investments:
Money Market Funds	2,378,908			2,378,908
Total	$769,645,197	$—	$—	$769,645,197

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $605,567,497.

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Large Cap Growth Opportunities Fund (continued)

July 31, 2013

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$168,383,898
Depreciation	(4,306,198)
Net unrealized appreciation (depreciation) of investments	$164,077,700

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $176,234,512.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

68	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 119.1%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 0.9%

76,323	TransDigm Group Inc.	$11,035,543
	Airlines – 2.4%

583,026	Delta Air Lines, Inc.	12,377,642

303,601	Ryanair Holdings PLC	15,641,524
	Total Airlines	28,019,166
	Auto Components – 1.7%

213,625	BorgWarner Inc., (3)	20,386,234
	Beverages – 0.7%

142,999	Monster Beverage Corporation, (2)	8,721,509
	Biotechnology – 2.2%

95,208	Onyx Pharmaceuticals Inc., (2), (3)	12,500,810

49,035	Regeneron Pharmaceuticals, Inc., (2)	13,242,392
	Total Biotechnology	25,743,202
	Capital Markets – 4.6%

113,858	Affiliated Managers Group Inc., (2), (3)	20,534,290

206,752	Evercore Partners Inc.	9,804,180

276,248	LPL Investments Holdings Inc.	10,513,999

530,123	TD Ameritrade Holding Corporation, (3)	14,329,225
	Total Capital Markets	55,181,694
	Chemicals – 4.2%

179,522	FMC Corporation	11,877,176

145,332	PPG Industries, Inc.	23,317,066

195,442	WR Grace & Company, (2)	15,013,854
	Total Chemicals	50,208,096
	Computers & Peripherals – 1.5%

430,143	NetApp, Inc.	17,687,480
	Construction & Engineering – 1.0%

201,894	Chicago Bridge & Iron Company N.V.	12,028,845
	Consumer Finance – 0.8%

188,860	Discover Financial Services	9,350,459
	Diversified Financial Services – 2.7%

254,171	CBOE Holdings Inc.	12,733,967

283,892	Moody’s Corporation	19,239,361
	Total Diversified Financial Services	31,973,328
	Electrical Equipment – 4.6%

433,095	Ametek Inc.	20,043,637

169,258	Rockwell Automation, Inc.	16,392,637

142,337	Roper Industries Inc.	17,928,769
	Total Electrical Equipment	54,365,043
	Electronic Equipment & Instruments – 2.6%

308,393	Amphenol Corporation, Class A	24,227,354

92,369	Littelfuse Inc.	7,388,596
	Total Electronic Equipment & Instruments	31,615,950

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Energy Equipment & Services – 3.3%

248,779	Cooper Cameron Corporation	$14,752,594

58,283	Core Laboratories NV, (3)	8,719,137

193,985	Oceaneering International Inc.	15,730,244
	Total Energy Equipment & Services	39,201,975
	Food & Staples Retailing – 1.2%

256,080	Whole Foods Market, Inc.	14,232,926
	Health Care Equipment & Supplies – 2.5%

216,744	Cyberonics, (2)	11,268,521

382,711	ResMed Inc., (3)	18,236,179
	Total Health Care Equipment & Supplies	29,504,700
	Health Care Providers & Services – 3.8%

339,065	Catamaran Corporation, (2)	17,902,632

131,496	Henry Schein Inc., (2)	13,653,230

199,799	Universal Health Services, Inc., Class B	13,975,940
	Total Health Care Providers & Services	45,531,802
	Health Care Technology – 1.5%

363,586	Cerner Corporation, (2), (3)	17,815,714
	Hotels, Restaurants & Leisure – 2.9%

192,508	Starwood Hotels & Resorts Worldwide, Inc.	12,734,404

165,268	Wynn Resorts Ltd	22,002,129
	Total Hotels, Restaurants & Leisure	34,736,533
	Household Durables – 2.1%

285,809	Jarden Corporation, (2)	12,995,735

98,273	Mohawk Industries Inc., (2)	11,693,504
	Total Household Durables	24,689,239
	Internet & Catalog Retail – 1.0%

13,385	priceline.com Incorporated, (2), (3)	11,720,843
	Internet Software & Services – 2.8%

127,483	Cornerstone OnDemand Inc., (2), (3)	5,614,351

101,732	LinkedIn Corporation, Class A Shares, (2)	20,731,964

388,931	Pandora Media, Inc., (2), (3)	7,132,995
	Total Internet Software & Services	33,479,310
	IT Services – 3.1%

63,893	Alliance Data Systems Corporation, (2), (3)	12,636,758

103,646	FleetCor Technologies Inc., (2)	9,304,301

251,596	Gartner Inc., (2)	15,098,276
	Total IT Services	37,039,335
	Leisure Equipment & Products – 1.6%

173,511	Polaris Industries Inc., (3)	19,457,524
	Machinery – 5.1%

225,999	Flowserve Corporation	12,809,623

160,453	Graco Inc.	11,196,410

218,848	WABCO Holdings Inc., (2)	17,302,123

330,529	Wabtec Corporation	19,190,514
	Total Machinery	60,498,670

70	Nuveen Investments

Shares	Description (1)	Value
	Media – 3.0%

218,181	Liberty Global Inc, Class A Shares, (2)	$17,698,843

4,767,367	Sirius XM Radio Inc., (3)	17,782,279
	Total Media	35,481,122
	Multiline Retail – 1.2%

277,043	Dollar Tree Stores Inc., (2)	14,863,357
	Oil, Gas & Consumable Fuels – 2.9%

207,429	Cabot Oil & Gas Corporation	15,727,267

353,863	Cobalt International Energy, Inc., (2)	10,208,948

97,692	Continental Resources Inc., (2), (3)	9,016,972
	Total Oil, Gas & Consumable Fuels	34,953,187
	Personal Products – 1.3%

191,350	Nu Skin Enterprises, Inc., Class A	16,004,514
	Pharmaceuticals – 1.7%

124,942	Jazz Pharmaceuticals, Inc., (2)	9,434,370

151,734	Salix Pharmaceuticals Limited, (2)	11,213,143
	Total Pharmaceuticals	20,647,513
	Professional Services – 1.0%

181,325	Verisk Analytics Inc, Class A Shares, (2)	11,670,077
	Road & Rail – 3.4%

449,016	Hertz Global Holdings Inc., (2), (3)	11,499,300

189,838	J.B. Hunt Transports Services Inc.	14,224,561

132,291	Kansas City Southern Industries, (3)	14,254,355
	Total Road & Rail	39,978,216
	Semiconductors & Equipment – 1.2%

365,506	ARM Holdings PLC, (2), (3)	14,675,066
	Software – 7.3%

127,924	Ansys Inc., (2)	10,213,452

322,113	Aspen Technology Inc., (2)	10,481,557

127,844	CommVault Systems, Inc., (2)	10,793,869

89,899	NetSuite Inc., (2), (3)	8,440,617

190,765	QLIK Technologies Inc., (2)	5,974,760

242,956	ServiceNow Inc., (2), (3)	10,588,022

266,448	Splunk Inc., (2)	13,325,063

68,326	Ultimate Software Group, Inc., (2)	9,244,508

110,722	Workday Inc., Class A, (2)	7,561,205
	Total Software	86,623,053
	Specialty Retail – 10.2%

56,804	AutoZone, Inc., (2), (3)	25,481,138

162,830	Dick’s Sporting Goods Inc. (3)	8,371,090

400,474	Gap, Inc.	18,381,756

305,925	GNC Holdings Inc., Class A, (3)	16,146,722

210,997	PetSmart Inc., (3)	15,449,200

283,312	Ross Stores, Inc.	19,115,060

89,128	Tractor Supply Company, (3)	10,796,075

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Growth Opportunities Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Specialty Retail (continued)

190,197	Urban Outfitters, Inc., (2), (3)	$8,094,784
	Total Specialty Retail	121,835,825
	Textiles, Apparel & Luxury Goods – 3.4%

108,715	Fossil Group Inc., (2)	11,947,779

150,688	Michael Kors Holdings Limited, (2)	10,147,330

100,436	Ralph Lauren Corporation, Class A	18,285,378
	Total Textiles, Apparel & Luxury Goods	40,380,487
	Trading Companies & Distributors – 1.0%

44,597	W.W. Grainger, Inc., (3)	11,690,658
	Wireless Telecommunication Services – 0.8%

133,574	SBA Communications Corporation, (2), (3)	9,896,498
	Total Common Stocks (cost $902,656,646)	1,182,924,693

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.9%

	Money Market Funds – 19.9%

236,491,944	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$236,491,944
	Total Investments Purchased with Collateral from Securities Lending (cost $236,491,944)	236,491,944
	Total Long-Term Investments (cost $1,139,148,590)	1,419,416,637

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

4,626,742	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$4,626,742
	Total Short Term Investments (cost $4,626,742)	4,626,742
	Total Investments (cost $1,143,775,332) – 119.5%	1,424,043,379
	Other Assets Less Liabilities – (19.5)%	(232,851,142)
	Net Assets – 100%	$1,191,192,237

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

72	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,182,924,693	$—	$—	$1,182,924,693
Investments Purchased with Collateral from Securities Lending	236,491,944	—	—	236,491,944
Short-Term Investments:
Money Market Funds	4,626,742			4,626,742
Total	$1,424,043,379	$—	$—	$1,424,043,379

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $1,145,264,648.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$284,499,875
Depreciation	(5,721,144)
Net unrealized appreciation (depreciation) of investments	$278,778,731

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $230,800,500.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 124.8%

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 2.9%

34,220	Hexcel Corporation, (2), (3)	$1,204,886

76,305	Orbital Sciences Corporation, (2), (3)	1,414,695
	Total Aerospace & Defense	2,619,581
	Auto Components – 1.6%

30,038	Tenneco Inc., (2)	1,451,737
	Biotechnology – 7.7%

30,002	Alkermes Inc., (2)	1,007,467

7,452	Alnylam Pharmaceuticals, Inc., (2)	344,059

39,497	Cepheid, Inc., (2), (3)	1,377,260

15,281	Cubist Pharmaceuticals Inc., (2), (3)	952,465

14,113	Immunogen, Inc., (2), (3)	268,853

19,224	Incyte Pharmaceuticals Inc., (2)	450,034

26,233	ISIS Pharmaceuticals, Inc., (2), (3)	756,822

41,200	Myriad Genetics Inc., (2), (3)	1,222,404

11,664	Theravance Inc., (2), (3)	449,764
	Total Biotechnology	6,829,128
	Capital Markets – 1.4%

33,579	Stifel Financial Corporation, (2), (3)	1,264,249
	Chemicals – 2.2%

19,680	Chemtura Corporation, (2)	440,045

37,469	H.B. Fuller Company	1,504,380
	Total Chemicals	1,944,425
	Commercial Banks – 4.3%

59,362	Cathay General Bancorp.	1,410,441

48,028	East West Bancorp Inc.	1,480,703

32,689	Home Bancshares, Inc.	893,063
	Total Commercial Banks	3,784,207
	Commercial Services & Supplies – 1.1%

49,070	Interface, Inc.	931,839
	Communications Equipment – 5.0%

71,902	Aruba Networks, Inc., (2), (3)	1,278,418

120,397	IXIA, (2), (3)	1,673,518

32,344	Plantronics Inc.	1,503,673
	Total Communications Equipment	4,455,609
	Construction & Engineering – 2.6%

40,252	MasTec Inc., (2), (3)	1,328,316

45,866	MYR Group Inc., (2)	990,706
	Total Construction & Engineering	2,319,022
	Diversified Consumer Services – 1.6%

42,554	Grand Canyon Education Inc., (2)	1,439,176
	Electrical Equipment – 2.9%

16,942	Acuity Brands Inc.	1,465,483

56,292	Thermon Group Holdings Inc., (2)	1,126,403
	Total Electrical Equipment	2,591,886

74	Nuveen Investments

Shares	Description (1)	Value
	Electronic Equipment & Instruments – 1.0%

32,011	National Instruments Corporation	$902,390
	Energy Equipment & Services – 0.9%

8,925	Dril Quip Inc., (2)	811,372
	Food Products – 3.0%

28,777	Annie’s Incorporated, (2), (3)	1,188,778

20,368	Treehouse Foods Inc., (2)	1,445,924
	Total Food Products	2,634,702
	Health Care Equipment & Supplies – 7.2%

29,972	Align Technology, Inc., (2), (3)	1,289,995

35,946	Haemonetics Corporation, (2)	1,517,640

50,330	NuVasive, Inc., (2)	1,148,531

109,284	Nxstage Medical, Inc., (2)	1,416,321

36,846	Quidel Corporation, (2), (3)	986,367
	Total Health Care Equipment & Supplies	6,358,854
	Health Care Providers & Services – 4.0%

34,129	HealthSouth Corporation, (2)	1,111,240

79,236	Healthways Inc., (2)	1,359,690

27,444	Team Health Holdings Inc., (2)	1,103,798
	Total Health Care Providers & Services	3,574,728
	Health Care Technology – 1.5%

56,231	HMS Holdings Corporation, (2), (3)	1,360,228
	Hotels, Restaurants & Leisure – 2.3%

10,725	Buffalo Wild Wings, Inc., (2), (3)	1,110,896

15,648	Red Robin Gourmet Burgers, Inc., (2)	890,058
	Total Hotels, Restaurants & Leisure	2,000,954
	Household Durables – 2.2%

62,699	La-Z-Boy Inc.	1,299,750

42,917	Tri Pointe Homes, Incorporated, (2), (3)	647,618
	Total Household Durables	1,947,368
	Internet Software & Services – 4.5%

75,478	Constant Contact Inc., (2)	1,448,422

38,319	DealerTrack Technologies Inc., (2)	1,433,131

84,857	Perficient, Inc., (2)	1,158,298
	Total Internet Software & Services	4,039,851
	IT Services – 1.3%

30,105	Heartland Payment Systems Inc., (3)	1,123,218
	Leisure Equipment & Products – 3.0%

21,681	Arctic Cat, Inc.	1,193,322

37,840	Brunswick Corporation, (3)	1,428,460
	Total Leisure Equipment & Products	2,621,782
	Machinery – 2.5%

34,704	Actuant Corporation, Class A	1,225,398

38,479	Altra Industrial Motion, Inc.	959,666
	Total Machinery	2,185,064

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 4.0%

31,577	Diamondback Energy, (2)	$1,205,610

55,116	Energy XXI Limited Bermuda, (3)	1,479,865

20,099	Oasis Petroleum Inc., (2), (3)	844,962
	Total Oil, Gas & Consumable Fuels	3,530,437
	Professional Services – 1.1%

37,209	TrueBlue Inc., (2), (3)	993,480
	Real Estate Investment Trust – 0.8%

47,345	Medical Properties Trust Inc.	691,237
	Road & Rail – 2.7%

29,522	Con-Way, Inc.	1,223,687

64,756	Swift Transportation Company, Class A, (2), (3)	1,155,247
	Total Road & Rail	2,378,934
	Semiconductors & Equipment – 5.1%

21,299	Hittite Microwave Corporation, (2)	1,330,762

42,613	MKS Instruments Inc.	1,155,664

34,898	Semtech Corporation, (2), (3)	1,055,664

24,796	Silicon Laboratories Inc., (2)	968,532
	Total Semiconductors & Equipment	4,510,622
	Software – 7.8%

40,003	Aspen Technology Inc., (2)	1,301,698

11,790	CommVault Systems, Inc., (2)	995,430

32,474	Micros Systems, Inc., (2), (3)	1,582,458

57,601	Qualys Incorporated, (2)	921,616

27,410	Solarwinds, Inc., (2)	972,781

8,219	Ultimate Software Group, Inc., (2)	1,112,030

591,081	VideoPropulsion Inc., (2), (4)	—
	Total Software	6,886,013
	Specialty Retail – 7.0%

36,737	Ann Inc., (2), (3)	1,245,017

71,384	Ascena Retail Group Inc., (2), (3)	1,362,720

59,460	Express Inc., (2)	1,340,822

18,154	Genesco Inc., (2)	1,277,679

36,316	Tile Shop Holdings Inc., (2), (3)	1,032,464
	Total Specialty Retail	6,258,702
	Textiles, Apparel & Luxury Goods – 1.0%

15,607	Wolverine World Wide Inc., (3)	897,559
	Total Common Stock (cost $68,112,506)	85,338,354

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 28.6%

	Money Market Funds – 28.6%

25,347,964	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (5), (6)	$25,347,964
	Total Investments Purchased with Collateral from Securities Lending (cost $25,347,964)	25,347,964
	Total Long-Term Investments (cost $93,460,470)	110,686,318

76	Nuveen Investments

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 4.1%

	Money Market Funds – 4.1%

3,646,157	First American Treasury Obligations Fund, Class Z, 0.000%, (5)	$3,646,157
	Total Short Term Investments (cost $3,646,157)	3,646,157
	Total Investments (cost $97,106,627) – 128.9%	114,332,475
	Other Assets Less Liabilities – (28.9%)	(25,616,058)
	Net Assets – 100%	$88,716,417

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$85,338,354	$—	$—	*	$85,338,354
Investments Purchased with Collateral from Securities Lending	25,347,964	—	—		25,347,964
Short-Term Investments:
Money Market Funds	3,646,157				3,646,157
Total	$114,332,475	$—	$—		$114,332,475
*	Level 3 security has a market value of zero.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $98,255,559.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$17,838,095
Depreciation	(1,761,179)
Net unrealized appreciation (depreciation) of investments	$16,076,916

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Small Cap Growth Opportunities Fund (continued)

July 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $24,526,443.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

78	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 109.3%

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 2.5%

33,778	Boeing Company	$3,550,068

16,490	General Dynamics Corporation	1,407,257

38,902	Honeywell International Inc.	3,228,088

4,462	L-3 Communications Holdings, Inc.	415,635

13,289	Lockheed Martin Corporation, (2)	1,596,275

11,769	Northrop Grumman Corporation	1,083,454

7,268	Precision Castparts Corporation	1,611,461

16,148	Raytheon Company	1,160,072

6,779	Rockwell Collins, Inc.	482,461

13,477	Textron Inc.	369,000

41,855	United Technologies Corporation	4,418,632
	Total Aerospace & Defense	19,322,403
	Air Freight & Logistics – 0.7%

7,993	C.H. Robinson Worldwide, Inc.	476,543

10,249	Expeditors International of Washington, Inc.	413,240

14,515	FedEx Corporation	1,538,590

35,492	United Parcel Service, Inc., Class B	3,080,706
	Total Air Freight & Logistics	5,509,079
	Airlines – 0.1%

36,138	Southwest Airlines Co.	499,789
	Auto Components – 0.4%

5,739	BorgWarner Inc.	547,673

14,554	Delphi Automotive PLC, (2)	781,841

12,487	Goodyear Tire & Rubber Company, (3)	231,010

33,964	Johnson Controls, Inc.	1,365,692
	Total Auto Components	2,926,216
	Automobiles – 0.7%

194,670	Ford Motor Company	3,286,030

37,898	General Motors Company, (2), (3)	1,359,401

11,221	Harley-Davidson, Inc.	637,016
	Total Automobiles	5,282,447
	Beverages – 2.2%

7,958	Beam Inc.	517,190

7,523	Brown-Forman Corporation, (2)	545,493

13,025	Coca-Cola Enterprises Inc.	488,959

190,230	Coca-Cola Company	7,624,418

7,566	Constellation Brands, Inc., Class A, (3)	394,113

10,107	Dr. Pepper Snapple Group, (2)	472,401

7,746	Molson Coors Brewing Company, Class B, (2)	387,765

7,149	Monster Beverage Corporation, (3)	436,018

76,571	PepsiCo, Inc.	6,396,741
	Total Beverages	17,263,098

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Biotechnology – 2.1%

9,688	Alexion Pharmaceuticals Inc., (3)	$1,126,036

37,147	Amgen Inc.	4,022,649

11,728	Biogen Idec Inc., (3)	2,558,229

20,784	Celgene Corporation, (3)	3,052,338

75,559	Gilead Sciences, Inc., (2) (3)	4,643,101

3,791	Regeneron Pharmaceuticals, Inc., (3)	1,023,797
	Total Biotechnology	16,426,150
	Building Products – 0.0%

17,697	Masco Corporation	363,142
	Capital Markets – 2.1%

10,099	Ameriprise Financial, Inc.	898,811

57,747	Bank of New York Company, Inc.	1,816,143

6,243	BlackRock Inc.	1,760,276

54,549	Charles Schwab Corporation	1,204,987

14,163	E*Trade Group Inc., (3)	211,029

20,571	Franklin Resources, Inc.	1,005,510

21,718	Goldman Sachs Group, Inc.	3,562,404

22,819	Invesco LTD	734,544

5,939	Legg Mason, Inc., (2)	204,242

68,139	Morgan Stanley	1,854,062

10,801	Northern Trust Corporation, (2)	632,291

22,676	State Street Corporation	1,579,837

12,855	T. Rowe Price Group Inc.	967,210
	Total Capital Markets	16,431,346
	Chemicals – 2.3%

10,305	Air Products & Chemicals Inc.	1,119,535

3,537	Airgas, Inc.	365,054

2,943	CF Industries Holdings, Inc.	576,857

59,776	Dow Chemical Company, (2)	2,094,551

46,371	E.I. Du Pont de Nemours and Company, (2)	2,675,143

7,641	Eastman Chemical Company	614,566

13,176	Ecolab Inc.	1,214,037

6,833	FMC Corporation	452,071

4,221	International Flavors & Fragrances Inc.	340,550

18,845	LyondellBasell Industries NV	1,294,840

26,594	Monsanto Company	2,626,955

13,733	Mosaic Company	564,289

7,089	PPG Industries, Inc.	1,137,359

14,700	Praxair, Inc.	1,766,499

4,259	Sherwin-Williams Company	741,790

5,977	Sigma-Aldrich Corporation, (2)	499,438
	Total Chemicals	18,083,534
	Commercial Banks – 2.8%

34,733	BB&T Corporation	1,239,621

9,315	Comerica Incorporated, (2)	396,260

80	Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks (continued)

43,443	Fifth Third Bancorp.	$835,409

41,790	Huntington BancShares Inc., (2)	357,305

45,853	KeyCorp.	563,533

6,070	M&T Bank Corporation, (2)	709,340

26,227	PNC Financial Services Group, Inc.	1,994,563

70,150	Regions Financial Corporation	702,202

26,748	SunTrust Banks, Inc.	930,563

92,484	U.S. Bancorp	3,451,503

243,293	Wells Fargo & Company	10,583,246

9,141	Zions Bancorporation	270,939
	Total Commercial Banks	22,034,484
	Commercial Services & Supplies – 0.5%

10,944	ADT Corporation	438,636

5,202	Cintas Corporation	247,147

8,304	Iron Mountain Inc.	230,851

10,152	Pitney Bowes Inc.	167,610

14,758	Republic Services, Inc.	500,444

4,272	Stericycle Inc., (3)	495,296

23,130	Tyco International Ltd.	805,155

21,703	Waste Management, Inc.	912,177
	Total Commercial Services & Supplies	3,797,316
	Communications Equipment – 1.8%

264,638	Cisco Systems, Inc.	6,761,501

3,901	F5 Networks, Inc., (3)	342,352

5,600	Harris Corporation	319,592

11,670	JDS Uniphase Corporation, (3)	171,199

25,590	Juniper Networks Inc., (3)	554,535

13,697	Motorola Solutions Inc.	751,007

85,274	QUALCOMM, Inc.	5,504,437
	Total Communications Equipment	14,404,623
	Computers & Peripherals – 3.8%

46,608	Apple, Inc.	21,090,120

72,485	Dell Inc.	918,385

104,448	EMC Corporation, (2)	2,731,315

96,917	Hewlett-Packard Company	2,488,829

17,887	NetApp, Inc.	735,513

12,003	SanDisk Corporation	661,605

15,852	Seagate Technology	648,505

10,750	Western Digital Corporation, (2)	692,085
	Total Computers & Peripherals	29,966,357
	Construction & Engineering – 0.1%

8,066	Fluor Corporation	504,609

6,469	Jacobs Engineering Group, Inc., (3)	382,965

10,584	Quanta Services Incorporated, (3)	283,757
	Total Construction & Engineering	1,171,331

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Construction Materials – 0.0%

6,445	Vulcan Materials Company	$304,075
	Consumer Finance – 0.9%

47,699	American Express Company	3,518,755

28,898	Capital One Financial Corporation	1,994,540

24,588	Discover Financial Services	1,217,352

22,500	SLM Corporation	555,975
	Total Consumer Finance	7,286,622
	Containers & Packaging – 0.2%

5,181	Avery Dennison Corporation	231,746

7,417	Ball Corporation	332,207

3,602	Bemis Company, Inc., (2)	148,366

9,091	MeadWestvaco Corporation	335,912

8,143	Owens-Illinois, Inc., (3)	242,254

9,788	Sealed Air Corporation	266,625
	Total Containers & Packaging	1,557,110
	Distributors – 0.1%

7,686	Genuine Parts Company, (2)	630,175
	Diversified Consumer Services – 0.1%

13,465	H & R Block Inc.	423,205
	Diversified Financial Services – 3.9%

537,034	Bank of America Corporation	7,840,696

150,820	Citigroup Inc.	7,863,755

15,232	CME Group, Inc.	1,126,863

3,606	Intercontinental Exchange, Inc., (2), (3)	657,915

189,966	JPMorgan Chase & Co.	10,586,805

14,558	Leucadia National Corporation	390,591

13,936	McGraw-Hill Companies, Inc.	862,081

9,618	Moody’s Corporation, (2)	651,812

5,839	NASDAQ Stock Market, Inc.	189,184

12,061	New York Stock Exchange Euronext	508,492
	Total Diversified Financial Services	30,678,194
	Diversified Telecommunication Services – 2.3%

272,560	AT&T Inc., (2)	9,613,191

31,079	CenturyLink Inc., (2)	1,114,182

49,547	Frontier Communications Corporation, (2)	216,025

141,863	Verizon Communications Inc., (2)	7,019,381

30,961	Windstream Corporation, (2)	258,524
	Total Diversified Telecommunication Services	18,221,303
	Electric Utilities – 1.8%

24,105	American Electric Power Company, Inc.	1,117,267

34,974	Duke Energy Corporation	2,483,154

16,170	Edison International, (2)	806,075

8,840	Entergy Corporation	596,700

42,436	Exelon Corporation	1,298,117

20,756	FirstEnergy Corp.	790,181

82	Nuveen Investments

Shares	Description (1)	Value
	Electric Utilities (continued)

21,038	NextEra Energy Inc., (2)	$1,822,101

14,739	Northeast Utilities	654,559

12,806	Pepco Holdings, Inc.	263,163

5,894	Pinnacle West Capital Corporation	347,157

30,164	PPL Corporation	958,310

43,128	Southern Company	1,933,860

25,270	Xcel Energy, Inc.	756,837
	Total Electric Utilities	13,827,481
	Electrical Equipment – 0.6%

23,205	Eaton PLC	1,599,985

35,839	Emerson Electric Company	2,199,439

6,938	Rockwell Automation, Inc.	671,945

4,908	Roper Industries Inc.	618,212
	Total Electrical Equipment	5,089,581
	Electronic Equipment & Instruments – 0.4%

7,927	Amphenol Corporation, Class A	622,745

73,079	Corning Incorporated	1,110,070

7,195	FLIR Systems Inc.	233,622

9,129	Jabil Circuit Inc.	209,876

7,424	Molex Inc.	221,458

20,585	TE Connectivity Limited	1,050,658
	Total Electronic Equipment & Instruments	3,448,429
	Energy Equipment & Services – 1.7%

21,928	Baker Hughes Incorporated	1,040,045

12,301	Cooper Cameron Corporation, (3)	729,449

3,450	Diamond Offshore Drilling, Inc.	232,668

11,538	Ensco PLC	661,589

11,800	FMC Technologies Inc., (3)	628,940

46,247	Halliburton Company, (2)	2,089,902

5,274	Helmerich & Payne Inc., (2)	333,317

15,063	Nabors Industries Inc.	231,820

21,175	National-Oilwell Varco Inc.	1,485,850

12,543	Noble Corporation	479,143

6,166	Rowan Companies Inc., (2), (3)	211,802

65,924	Schlumberger Limited	5,361,599
	Total Energy Equipment & Services	13,486,124
	Food & Staples Retailing – 2.3%

21,621	Costco Wholesale Corporation	2,535,927

61,106	CVS Caremark Corporation	3,757,408

25,731	Kroger Co.	1,010,456

11,891	Safeway Inc.	306,669

29,084	Sysco Corporation	1,003,689

42,685	Walgreen Co.	2,144,921

83,015	Wal-Mart Stores, Inc.	6,470,189

17,109	Whole Foods Market, Inc., (2)	950,918
	Total Food & Staples Retailing	18,180,177

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Food Products – 1.6%

32,688	Archer-Daniels-Midland Company	$1,192,131

8,895	Campbell Soup Company, (2)	416,286

20,541	ConAgra Foods, Inc.	743,790

32,092	General Mills, Inc.	1,668,784

7,451	Hershey Foods Corporation, (2)	706,876

6,672	Hormel Foods Corporation, (2)	282,559

5,323	JM Smucker Company, (2)	598,944

12,393	Kellogg Company	820,912

29,409	Kraft Foods Inc.	1,663,961

6,585	McCormick & Company, Inc.	471,552

10,052	Mead Johnson Nutrition Company, Class A Shares	732,188

88,260	Mondelez International Inc.	2,759,890

14,077	Tyson Foods, Inc., Class A	388,807
	Total Food Products	12,446,680
	Gas Utilities – 0.1%

5,075	AGL Resources Inc.	232,384

7,868	ONEOK, Inc.	416,611
	Total Gas Utilities	648,995
	Health Care Equipment & Supplies – 2.0%

77,957	Abbott Laboratories	2,855,565

27,096	Baxter International, Inc.	1,979,092

9,627	Becton, Dickinson and Company	998,512

67,372	Boston Scientific Corporation, (3)	735,702

3,776	C. R. Bard, Inc.	432,730

11,048	CareFusion Corporation, (3)	426,121

23,429	Covidien PLC	1,443,929

7,090	DENTSPLY International Inc.	304,019

5,664	Edwards Lifesciences Corporation, (2), (3)	404,296

1,992	Intuitive Surgical, Inc., (3)	772,896

50,195	Medtronic, Inc.	2,772,772

14,039	Saint Jude Medical Inc.	735,503

14,353	Stryker Corporation	1,011,312

5,415	Varian Medical Systems, Inc., (2), (3)	392,588

8,406	Zimmer Holdings, Inc.	701,733
	Total Health Care Equipment & Supplies	15,966,770
	Health Care Providers & Services – 2.0%

18,875	Aetna Inc.	1,211,209

11,423	AmerisourceBergen Corporation, (2)	665,618

16,918	Cardinal Health, Inc.	847,423

14,193	CIGNA Corporation	1,104,641

4,188	Davita Inc., (3)	487,525

40,623	Express Scripts, Holding Company, (3)	2,662,838

7,859	Humana Inc.	717,212

4,620	Laboratory Corporation of America Holdings, (3)	446,939

11,558	McKesson HBOC Inc.	1,417,704

84	Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

4,151	Patterson Companies, Inc.	$169,734

7,852	Quest Diagnostics Incorporated	457,850

5,175	Tenet Healthcare Corporation, (3)	231,064

50,869	UnitedHealth Group Incorporated, (2)	3,705,807

15,090	Wellpoint Inc.	1,291,100
	Total Health Care Providers & Services	15,416,664
	Health Care Technology – 0.1%

14,532	Cerner Corporation, (2), (3)	712,068
	Hotels, Restaurants & Leisure – 1.7%

22,049	Carnival Corporation, ADR, (2)	816,474

1,541	Chipotle Mexican Grill, (2), (3)	635,308

6,694	Darden Restaurants, Inc., (2)	328,341

13,683	International Game Technology	252,725

12,091	Marriott International, Inc., Class A	502,623

49,770	McDonald’s Corporation	4,881,442

37,189	Starbucks Corporation	2,649,344

9,614	Starwood Hotels & Resorts Worldwide, Inc.	635,966

7,072	Wyndham Worldwide Corporation	440,586

3,960	Wynn Resorts Ltd	527,195

22,370	YUM! Brands, Inc.	1,631,220
	Total Hotels, Restaurants & Leisure	13,301,224
	Household Durables – 0.3%

13,899	D.R. Horton, Inc., (2)	279,370

5,867	Garmin Limited, (2)	235,149

3,371	Harman International Industries Inc.	204,047

7,591	Leggett and Platt Inc., (2)	238,433

8,820	Lennar Corporation, Class A, (2)	298,733

14,214	Newell Rubbermaid Inc.	384,062

18,268	Pulte Corporation	303,797

3,898	Whirlpool Corporation	522,098
	Total Household Durables	2,465,689
	Household Products – 2.0%

6,778	Clorox Company, (2)	582,501

43,641	Colgate-Palmolive Company	2,612,787

19,238	Kimberly-Clark Corporation	1,900,714

135,577	Procter & Gamble Company	10,886,833
	Total Household Products	15,982,835
	Independent Power Producers & Energy Traders – 0.1%

31,216	AES Corporation	388,327

16,047	NRG Energy Inc.	430,381
	Total Independent Power Producers & Energy Traders	818,708
	Industrial Conglomerates – 2.3%

31,506	3M Co.	3,699,750

28,778	Danaher Corporation	1,937,911

516,090	General Electric Company	12,577,113
	Total Industrial Conglomerates	18,214,774

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Insurance – 4.2%

16,841	Ace Limited	$1,538,931

23,215	AFLAC Incorporated	1,431,901

23,696	Allstate Corporation	1,208,022

73,274	American International Group, (3)	3,334,700

15,465	AON PLC	1,043,888

3,912	Assurant Inc.	211,874

90,526	Berkshire Hathaway Inc., Class B, (2), (3)	10,489,248

12,953	Chubb Corporation	1,120,435

7,292	Cincinnati Financial Corporation	357,308

24,455	Genworth Financial Inc., Class A, (3)	317,670

21,669	Hartford Financial Services Group, Inc.	668,705

13,473	Lincoln National Corporation	561,420

15,365	Loews Corporation	699,876

27,216	Marsh & McLennan Companies, Inc.	1,139,534

54,278	MetLife, Inc.	2,628,141

13,689	Principal Financial Group, Inc., (2)	593,555

27,575	Progressive Corporation	717,226

23,079	Prudential Financial, Inc.	1,822,549

4,648	Torchmark Corporation, (2)	330,380

18,758	Travelers Companies, Inc.	1,567,231

13,390	Unum Group	423,660

14,640	XL Capital Ltd, Class A	458,964
	Total Insurance	32,665,218
	Internet & Catalog Retail – 1.2%

18,048	Amazon.com, Inc., (3)	5,436,419

4,637	Expedia, Inc.	218,542

2,780	NetFlix.com Inc., (2), (3)	678,932

2,581	Priceline.com Incorporated, (2), (3)	2,260,104

5,461	TripAdvisor Inc., (3)	409,684
	Total Internet & Catalog Retail	9,003,681
	Internet Software & Services – 2.2%

8,829	Akamai Technologies, Inc., (2), (3)	416,729

57,914	eBay Inc., (3)	2,993,575

13,253	Google Inc., Class A, (3)	11,763,363

7,571	VeriSign, Inc., (2), (3)	362,197

48,100	Yahoo! Inc., (3)	1,351,129
	Total Internet Software & Services	16,886,993
	IT Services – 3.4%

31,980	Accenture Limited, (2)	2,360,444

24,073	Automatic Data Processing, Inc.	1,735,423

14,979	Cognizant Technology Solutions Corporation, Class A, (3)	1,084,330

7,618	Computer Sciences Corporation	363,074

12,678	Fidelity National Information Services	547,182

6,627	Fiserv, Inc., (3)	637,782

51,996	International Business Machines Corporation (IBM)	10,141,300

86	Nuveen Investments

Shares	Description (1)	Value
	IT Services (continued)

5,241	MasterCard, Inc.	$3,200,207

16,066	Paychex, Inc.	633,643

14,084	SAIC, Inc., (2)	215,344

8,230	Teradata Corporation, (3)	486,558

7,974	Total System Services Inc.	218,567

25,596	Visa Inc., (2)	4,530,748

28,352	Western Union Company	509,202
	Total IT Services	26,663,804
	Leisure Equipment & Products – 0.1%

5,929	Hasbro, Inc.	272,734

17,098	Mattel, Inc.	718,629
	Total Leisure Equipment & Products	991,363
	Life Sciences Tools & Services – 0.5%

17,221	Agilent Technologies, Inc.	770,295

8,540	Life Technologies Corporation, (3)	637,084

5,645	Perkinelmer Inc.	192,438

17,749	Thermo Fisher Scientific, Inc., (2)	1,617,111

4,262	Waters Corporation, (2), (3)	430,206
	Total Life Sciences Tools & Services	3,647,134
	Machinery – 1.7%

32,512	Caterpillar Inc., (2)	2,695,570

8,763	Cummins Inc., (2)	1,061,988

19,335	Deere & Company, (2)	1,606,158

8,670	Dover Corporation	742,499

7,473	Flowserve Corporation	423,570

20,613	Illinois Tool Works, Inc.	1,484,961

13,678	Ingersoll Rand Company Limited, Class A	835,042

5,271	Joy Global Inc.	260,915

17,543	PACCAR Inc.	987,145

5,513	Pall Corporation	385,689

7,403	Parker Hannifin Corporation	764,582

10,231	Pentair Limited	624,909

2,892	Snap-on Incorporated	274,306

7,953	Stanley Black & Decker Inc.	672,983

9,240	Xylem Inc.	230,353
	Total Machinery	13,050,670
	Media – 3.5%

10,913	Cablevision Systems Corporation, (2)	203,964

29,040	CBS Corporation, Class B	1,534,474

131,004	Comcast Corporation, Class A	5,905,660

28,446	DirecTV, (3)	1,799,778

12,173	Discovery Communications Inc., Class A Shares, (2), (3)	970,432

11,893	Gannett Company Inc.	306,364

21,422	Interpublic Group Companies, Inc.	352,392

24,812	News Corporation, Class A Shares, (3)	395,263

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Media (continued)

12,974	Omnicom Group, Inc., (2)	$833,839

4,272	Scripps Networks Interactive, Class A Shares	302,329

14,668	Time Warner Cable, Class A, (2)	1,673,179

46,394	Time Warner Inc.	2,888,536

99,250	Twenty First Century Fox Inc., Class A Shares, (2)	2,965,590

22,602	Viacom Inc., Class B	1,644,748

89,608	Walt Disney Company, (2)	5,793,157

110	Washington Post Company	59,110
	Total Media	27,628,815
	Metals & Mining – 0.5%

53,074	Alcoa Inc.	421,938

5,563	Allegheny Technologies, Inc.	153,372

7,841	Cliffs Natural Resources Inc., (2)	152,978

49,142	Freeport-McMoRan Copper & Gold, Inc.	1,389,736

24,654	Newmont Mining Corporation	739,620

15,767	Nucor Corporation	737,580

7,752	United States Steel Corporation, (2)	134,497
	Total Metals & Mining	3,729,721
	Multiline Retail – 0.8%

14,111	Dollar General Corporation, (3)	771,448

11,276	Dollar Tree Stores Inc., (3)	604,957

4,771	Family Dollar Stores, Inc.	328,054

7,129	J.C. Penney Company, Inc., (2), (3)	104,083

10,502	Kohl’s Corporation	556,396

19,618	Macy’s, Inc., (2)	948,334

7,430	Nordstrom, Inc.	455,013

32,301	Target Corporation, (2)	2,301,446
	Total Multiline Retail	6,069,731
	Multi-Utilities – 1.2%

12,557	Ameren Corporation	449,666

22,133	CenterPoint Energy, Inc.	549,341

13,707	CMS Energy Corporation	383,659

14,537	Consolidated Edison, Inc.	870,766

28,604	Dominion Resources, Inc.	1,696,503

8,564	DTE Energy Company	605,475

4,057	Integrys Energy Group, Inc.	254,780

16,104	NiSource Inc.	494,715

21,770	PG&E Corporation	999,025

25,111	Public Service Enterprise Group Incorporated, (2)	848,501

6,971	Scana Corporation	361,865

11,230	Sempra Energy	984,085

10,569	TECO Energy, Inc.	186,754

11,366	Wisconsin Energy Corporation, (2)	494,194
	Total Multi-Utilities	9,179,329

88	Nuveen Investments

Shares	Description (1)	Value
	Office Electronics – 0.1%

60,741	Xerox Corporation	$589,188
	Oil, Gas & Consumable Fuels – 8.3%

24,845	Anadarko Petroleum Corporation	2,199,279

19,444	Apache Corporation, (2)	1,560,381

10,445	Cabot Oil & Gas Corporation	791,940

25,843	Chesapeake Energy Corporation, (2)	602,142

96,421	Chevron Corporation	12,138,440

60,600	ConocoPhillips	3,930,516

11,323	CONSOL Energy Inc.	351,353

19,327	Denbury Resources Inc., (3)	338,223

18,741	Devon Energy Corporation	1,030,942

13,488	EOG Resources, Inc.	1,962,369

7,473	EQT Corporation	646,415

222,375	Exxon Mobil Corporation	20,847,656

14,748	Hess Corporation	1,098,136

31,356	Kinder Morgan, Inc.	1,184,003

35,125	Marathon Oil Corporation	1,277,145

16,449	Marathon Petroleum Corporation	1,206,205

8,990	Murphy Oil Corporation, (2)	608,803

6,711	Newfield Exploration Company, (3)	165,091

17,825	Noble Energy, Inc.	1,113,884

39,979	Occidental Petroleum Corporation	3,560,130

13,383	Peabody Energy Corporation	221,622

30,846	Phillips 66	1,897,029

6,621	Pioneer Natural Resources Company	1,024,666

8,862	QEP Resources Inc.	270,202

8,082	Range Resources Corporation	639,286

17,422	Southwestern Energy Company, (3)	675,799

33,161	Spectra Energy Corporation	1,193,464

6,820	Tesoro Corporation, (2)	387,717

27,443	Valero Energy Corporation	981,636

33,825	Williams Companies, Inc.	1,155,800

10,357	WPX Energy Inc., (2), (3)	198,958
	Total Oil, Gas & Consumable Fuels	65,259,232
	Paper & Forest Products – 0.1%

21,898	International Paper Company	1,057,892
	Personal Products – 0.2%

21,456	Avon Products, Inc.	490,484

11,897	Estee Lauder Companies Inc., Class A	781,038
	Total Personal Products	1,271,522
	Pharmaceuticals – 5.8%

78,453	AbbVie Inc.	3,568,042

6,344	Actavis Inc., (2), (3)	851,809

15,265	Allergan, Inc.	1,390,947

81,266	Bristol-Myers Squibb Company	3,513,942

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Pharmaceuticals (continued)

49,546	Eli Lilly and Company	$2,631,388

11,631	Forest Laboratories, Inc., (3)	506,646

8,210	Hospira Inc., (2), (3)	334,147

138,737	Johnson & Johnson	12,971,910

150,006	Merck & Company Inc.	7,225,789

19,632	Mylan Laboratories Inc., (2), (3)	658,850

4,384	Perrigo Company, (2)	545,326

350,777	Pfizer Inc.	10,253,212

21,570	Zoetis Incorporated	643,002
	Total Pharmaceuticals	45,095,010
	Professional Services – 0.1%

2,029	Dun and Bradstreet Inc., (2)	210,265

5,979	Equifax Inc.	378,052

6,926	Robert Half International Inc., (2)	257,924
	Total Professional Services	846,241
	Real Estate Investment Trust – 1.9%

19,609	American Tower REIT Inc.	1,388,121

7,519	Apartment Investment & Management Company, Class A	220,908

5,886	AvalonBay Communities, Inc., (2)	796,611

7,526	Boston Properties, Inc.	804,906

15,899	Equity Residential	890,344

22,502	Health Care Property Investors Inc.	987,163

13,499	Health Care REIT, Inc.	870,551

36,067	Host Hotels & Resorts Inc., (2)	644,157

21,297	Kimco Realty Corporation, (2)	480,247

2,377	Macerich Company	147,493

8,400	Plum Creek Timber Company	409,752

24,508	Prologis Inc.	940,127

7,465	Public Storage, Inc.	1,188,577

15,568	Simon Property Group, Inc.	2,491,814

14,485	Ventas Inc.	952,244

8,407	Vornado Realty Trust	712,998

27,064	Weyerhaeuser Company	768,618
	Total Real Estate Investment Trust	14,694,631
	Real Estate Management & Development – 0.0%

15,099	CBRE Group Inc., (3)	349,844
	Road & Rail – 0.9%

50,665	CSX Corporation	1,256,999

5,467	Kansas City Southern Industries, (2)	589,069

15,610	Norfolk Southern Corporation	1,142,028

2,554	Ryder System, Inc.	157,939

23,292	Union Pacific Corporation	3,693,878
	Total Road & Rail	6,839,913
	Semiconductors & Equipment – 1.9%

31,413	Advanced Micro Devices, Inc., (2), (3)	118,427

90	Nuveen Investments

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

15,870	Altera Corporation	$564,337

15,187	Analog Devices, Inc.	749,630

59,561	Applied Materials, Inc.	971,440

25,982	Broadcom Corporation, Class A	716,324

2,985	First Solar Inc., (3)	146,981

245,480	Intel Corporation	5,719,684

8,247	KLA-Tencor Corporation	483,522

8,059	Lam Research Corporation, (3)	396,664

12,035	Linear Technology Corporation, (2)	488,140

27,284	LSI Logic Corporation, (3)	212,270

10,110	Microchip Technology Incorporated, (2)	401,771

50,713	Micron Technology, Inc., (2), (3)	671,947

28,684	NVIDIA Corporation	413,910

9,445	Teradyne Inc., (2), (3)	155,748

54,833	Texas Instruments Incorporated	2,149,454

12,981	Xilinx, Inc.	606,083
	Total Semiconductors & Equipment	14,966,332
	Software – 3.2%

24,757	Adobe Systems Incorporated, (3)	1,170,511

11,153	Autodesk, Inc., (3)	394,705

6,525	BMC Software, Inc., (3)	299,954

16,519	CA Inc., (2)	491,275

9,251	Citrix Systems, (3)	666,257

14,894	Electronic Arts Inc., (3)	389,031

13,827	Intuit, Inc.	883,822

374,158	Microsoft Corporation	11,909,447

183,279	Oracle Corporation	5,929,076

9,589	Red Hat, Inc., (3)	496,423

26,749	Salesforce.com, Inc., (2), (3)	1,170,269

34,205	Symantec Corporation	912,589
	Total Software	24,713,359
	Specialty Retail – 2.3%

3,638	Abercrombie & Fitch Co., Class A	181,427

1,921	AutoNation Inc., (3)	92,016

1,804	AutoZone, Inc., (2), (3)	809,238

11,223	Bed Bath and Beyond Inc., (3)	858,223

13,201	Best Buy Co., Inc., (2)	397,218

11,325	CarMax, Inc., (2), (3)	555,378

6,015	GameStop Corporation	295,096

14,753	Gap, Inc.	677,163

74,209	Home Depot, Inc., (2)	5,864,737

11,879	L Brands Inc.	662,492

55,091	Lowe’s Companies, Inc.	2,455,957

5,524	O’Reilly Automotive Inc., (3)	691,936

5,334	PetSmart Inc.	390,555

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Specialty Retail (continued)

11,037	Ross Stores, Inc.	$744,666

33,446	Staples, Inc., (2)	569,251

5,914	Tiffany & Co.	470,222

36,194	TJX Companies, Inc.	1,883,536

5,431	Urban Outfitters, Inc., (2), (3)	231,143
	Total Specialty Retail	17,830,254
	Textiles, Apparel & Luxury Goods – 0.7%

13,936	Coach, Inc.	740,420

2,605	Fossil Group Inc., (3)	286,290

36,009	Nike, Inc., Class B	2,265,684

3,109	PVH Corporation	409,735

3,016	Ralph Lauren Corporation	549,093

4,376	VF Corporation	862,072
	Total Textiles, Apparel & Luxury Goods	5,113,294
	Thrifts & Mortgage Finance – 0.1%

24,603	Hudson City Bancorp, Inc.	235,205

17,363	People’s United Financial, Inc.	260,445
	Total Thrifts & Mortgage Finance	495,650
	Tobacco – 1.6%

99,753	Altria Group, Inc.	3,497,340

18,828	Lorillard Inc., (2)	800,755

81,784	Philip Morris International	7,293,497

15,970	Reynolds American Inc.	789,397
	Total Tobacco	12,380,989
	Trading Companies & Distributors – 0.2%

13,398	Fastenal Company	656,636

2,968	W.W. Grainger, Inc., (2)	778,032
	Total Trading Companies & Distributors	1,434,668
	Wireless Telecommunication Services – 0.1%

15,172	Crown Castle International Corporation, (3)	1,065,832
	Total Common Stocks (cost $322,514,816)	746,108,508

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 13.9%

	Money Market Funds – 13.9%

109,005,377	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)	$109,005,377
	Total Investments Purchased with Collateral from Securities Lending (cost $109,005,377)	109,005,377
	Total Long-Term Investments (cost $432,520,193)	855,113,885

92	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 4.6%

	Money Market Funds – 4.2%

33,134,618	First American Treasury Obligations Fund, Class Z, (4)	0.000%	N/A	N/A	$33,134,618
	U.S. Government and Agency Obligations – 0.4%

$3,000	U.S. Treasury Bills, (7)	0.008%	8/22/13	Aaa	2,999,982
	Total Short-Term Investments (cost $36,134,395)				36,134,600
	Total Investments (cost $468,654,588) – 113.9%				891,248,485
	Other Assets Less Liabilities – (13.9)%				(109,105,732)
	Net Assets – 100%				$782,142,753

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	85	9/13	$35,710,625	$1,014,433

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$746,108,508	$—	$—	$746,108,508
Investments Purchased with Collateral from Securities Lending	109,005,377	—	—	109,005,377
Short-Term Investments:
Money Market Funds	33,134,618	—	—	33,134,618
U.S. Government and Agency Obligations	—	2,999,982	—	2,999,982
Derivatives:
Futures Contracts*	1,014,433	—	—	1,014,433
Total	$889,262,936	$2,999,982	$—	$892,262,918
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Equity Index Fund (continued)

July 31, 2013

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $482,963,703.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$438,499,451
Depreciation	(30,214,669)
Net unrealized appreciation (depreciation) of investments	$408,284,782

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $105,429,764.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
N/A	Not applicable.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

94	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 115.6%

	COMMON STOCKS – 91.8%

	Aerospace & Defense – 1.5%

11,833	Alliant Techsystems Inc.	$1,101,652

38,505	BE Aerospace Inc., (2)	2,684,184

11,501	Esterline Technologies Corporation, (2)	936,641

69,168	Exelis Inc.	1,022,303

18,437	Huntington Ingalls Industries Inc.	1,146,413

18,966	Triumph Group Inc.	1,488,072
	Total Aerospace & Defense	8,379,265
	Air Freight & Logistics – 0.1%

38,427	UTI Worldwide, Inc., (3)	634,046
	Airlines – 0.4%

25,826	Alaska Air Group, Inc.	1,579,776

82,980	JetBlue Airways Corporation, (2), (3)	542,689
	Total Airlines	2,122,465
	Auto Components – 0.2%

52,789	Gentex Corporation	1,191,976
	Automobiles – 0.2%

16,186	Thor Industries, Inc., (3)	874,853
	Biotechnology – 1.4%

16,983	United Therapeutics Corporation, (2), (3)	1,271,008

81,397	Vertex Pharmaceuticals Inc., (2)	6,495,481
	Total Biotechnology	7,766,489
	Building Products – 0.7%

60,668	Fortune Brands Home & Security	2,506,195

16,860	Lennox International Inc.	1,210,885
	Total Building Products	3,717,080
	Capital Markets – 2.3%

19,389	Affiliated Managers Group Inc., (2), (3)	3,496,806

82,626	Apollo Investment Corporation	671,749

44,636	Eaton Vance Corporation, (3)	1,806,419

34,674	Federated Investors Inc., (3)	1,006,586

9,638	Greenhill & Co Inc.	485,177

69,803	Janus Capital Group Inc., (3)	654,054

41,585	Raymond James Financial Inc.	1,832,651

49,439	SEI Investments Company	1,562,767

31,593	Waddell & Reed Financial, Inc., Class A	1,613,139
	Total Capital Markets	13,129,348
	Chemicals – 2.5%

31,560	Albemarle Corporation, (3)	1,957,036

27,019	Ashland Inc.	2,346,330

22,055	Cabot Corporation	904,696

15,712	Cytec Industries, Inc.	1,223,965

19,776	Interpid Potash Inc., (3)	252,737

12,816	Minerals Technologies Inc.	589,536

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Chemicals (continued)

3,920	NewMarket Corporation, (3)	$1,068,435

29,521	Olin Corporation	720,312

48,715	RPM International, Inc.	1,716,717

14,291	Scotts Miracle Gro Company, (3)	718,123

18,398	Sensient Technologies Corporation	809,696

30,047	Valspar Corporation	2,046,802
	Total Chemicals	14,354,385
	Commercial Banks – 4.2%

61,660	Associated Banc-Corp., (3)	1,044,520

30,795	BancorpSouth Inc., (3)	605,122

16,487	Bank of Hawaii Corporation, (3)	917,337

26,965	Cathay General Bancorp.	640,688

17,519	City National Corporation, (3)	1,218,096

28,338	Commerce Bancshares Inc.	1,293,063

21,564	Cullen/Frost Bankers, Inc., (3)	1,553,471

50,065	East West Bancorp Inc.	1,543,504

88,686	First Horizon National Corporation, (3)	1,093,498

130,128	First Niagara Financial Group Inc.	1,391,068

60,934	FirstMerit Corporation, (3)	1,366,142

71,746	Fulton Financial Corporation	903,282

31,207	Hancock Holding Company	1,022,341

22,348	International Bancshares Corporation	541,045

17,285	Prosperity Bancshares, Inc.	1,020,161

17,375	Signature Bank, (2)	1,590,681

16,573	SVB Financial Group, (2)	1,445,497

291,674	Synovus Financial Corp.	971,274

60,224	TCF Financial Corporation, (3)	917,814

24,692	Trustmark Corporation, (3)	665,943

73,252	Valley National Bancorp., (3)	758,158

33,182	Webster Financial Corporation	903,878

9,919	Westamerica Bancorp., (3)	476,013
	Total Commercial Banks	23,882,596
	Commercial Services & Supplies – 1.7%

17,630	Brinks Company	471,250

19,807	Clean Harbors, Inc., (2), (3)	1,117,907

39,201	Copart Inc., (2)	1,274,425

18,700	Deluxe Corporation, (3)	766,887

16,713	HNI Corporation	636,932

21,462	Miller (Herman) Inc.	603,297

11,471	Mine Safety Appliances Company	609,454

66,690	R.R. Donnelley & Sons Company, (3)	1,266,443

24,200	Rollins Inc.	617,100

45,374	Waste Connections Inc.	1,962,879
	Total Commercial Services & Supplies	9,326,574

96	Nuveen Investments

Shares	Description (1)	Value
	Communications Equipment – 0.8%

21,791	ADTRAN, Inc., (3)	$575,936

37,326	Ciena Corporation, (2)	823,412

15,130	Interdigital Inc., (3)	601,115

15,914	Plantronics Inc.	739,842

63,427	Polycom Inc., (2)	606,362

60,083	Riverbed Technology, Inc., (2), (3)	939,698
	Total Communications Equipment	4,286,365
	Computers & Peripherals – 1.0%

34,077	3D Systems Corporation, (2), (3)	1,609,457

23,404	Diebold Inc.	764,375

23,166	Lexmark International, Inc., Class A, (3)	868,493

60,441	NCR Corporation, (2)	2,175,876
	Total Computers & Peripherals	5,418,201
	Construction & Engineering – 0.8%

37,899	AECOM Technology Corporation, (2)	1,284,776

13,101	Granite Construction Inc.	396,305

54,343	KBR Inc.	1,699,849

27,903	URS Corporation	1,297,490
	Total Construction & Engineering	4,678,420
	Construction Materials – 0.5%

17,290	Eagle Materials Inc.	1,166,729

16,884	Martin Marietta Materials, (3)	1,681,646
	Total Construction Materials	2,848,375
	Containers & Packaging – 1.6%

24,520	AptarGroup Inc.	1,431,723

11,187	Greif Inc.	618,865

36,064	Packaging Corp. of America	1,939,883

26,446	Rock-Tenn Company	3,024,100

16,640	Silgan Holdings, Inc.	802,714

37,216	Sonoco Products Company, (3)	1,432,444
	Total Containers & Packaging	9,249,729
	Distributors – 0.5%

109,783	LKQ Corporation, (2)	2,862,043
	Diversified Consumer Services – 0.8%

28,865	Apollo Group, Inc., (2), (3)	525,920

20,809	Devry, Inc., (3)	625,935

10,150	Matthews International Corporation	392,602

20,829	Regis Corporation, (3)	361,800

77,821	Service Corporation International	1,476,264

25,103	Sothebys Holdings Inc.	1,129,635

3,981	Strayer Education Inc., (3)	176,199
	Total Diversified Consumer Services	4,688,355
	Diversified Financial Services – 0.6%

32,086	CBOE Holdings Inc., (3)	1,607,509

44,382	MSCI Inc., Class A Shares, (2)	1,555,589
	Total Diversified Financial Services	3,163,098

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Diversified Telecommunication Services – 0.3%

55,266	TW Telecom Inc., (2)	$1,645,821
	Electric Utilities – 2.0%

22,223	Cleco Corporation	1,078,038

56,515	Great Plains Energy Incorporated	1,367,098

36,229	Hawaiian Electric Industries, (3)	965,865

18,469	IDACORP, INC	974,609

85,555	NV Energy Inc.	2,021,665

72,882	OGE Energy Corp.	2,725,787

29,284	PNM Resources Inc.	687,588

46,650	Westar Energy Inc.	1,566,974
	Total Electric Utilities	11,387,624
	Electrical Equipment – 1.6%

15,749	Acuity Brands Inc.	1,362,289

89,535	Ametek Inc.	4,143,680

18,293	General Cable Corporation, (3)	576,595

19,640	Hubbell Incorporated, Class B	2,108,354

16,539	Regal-Beloit Corporation	1,069,743
	Total Electrical Equipment	9,260,661
	Electronic Equipment & Instruments – 1.9%

38,482	Arrow Electronics, Inc., (2)	1,756,703

50,387	Avnet Inc., (2)	1,898,078

56,005	Ingram Micro, Inc., Class A, (2)	1,278,594

14,534	Itron Inc., (2)	626,706

34,975	National Instruments Corporation	985,945

13,882	Tech Data Corporation, (2)	712,702

94,043	Trimble Navigation Limited, (2)	2,683,987

48,570	Vishay Intertechnology Inc., (2), (3)	698,922
	Total Electronic Equipment & Instruments	10,641,637
	Energy Equipment & Services – 2.7%

21,049	Atwood Oceanics Inc., (2), (3)	1,185,901

7,230	Carbo Ceramics Inc., (3)	635,228

28,003	Dresser Rand Group, Inc., (2)	1,704,543

13,429	Dril Quip Inc., (2)	1,220,830

38,405	Helix Energy Solutions Group, (2)	974,335

39,779	Oceaneering International Inc.	3,225,679

20,208	Oil States International Inc., (2)	1,964,824

53,834	Patterson-UTI Energy, Inc.	1,064,298

58,670	Superior Energy Services, Inc., (2)	1,503,125

18,193	Tidewater Inc.	1,073,205

16,060	Unit Corporation, (2)	723,985
	Total Energy Equipment & Services	15,275,953
	Food & Staples Retailing – 0.5%

18,185	Harris Teeter Supermarkets Incorporated, (3)	894,338

73,745	SUPERVALU INC., (2), (3)	590,697

18,130	United Natural Foods Inc., (2)	1,062,418
	Total Food & Staples Retailing	2,547,453

98	Nuveen Investments

Shares	Description (1)	Value
	Food Products – 2.3%

68,632	Dean Foods Company, (2)	$748,089

62,296	Flowers Foods Inc.	1,430,316

45,525	Green Mountain Coffee Inc., (2), (3)	3,513,620

45,248	Hillshire Brands Company	1,593,182

28,482	Ingredion Inc.	1,913,990

7,131	Lancaster Colony Corporation	592,087

12,012	Post Holdings Inc., (2)	557,237

45,977	Smithfield Foods, Inc., (2)	1,526,436

8,250	Tootsie Roll Industries Inc., (3)	279,345

50,886	WhiteWave Foods Company, (2), (3)	951,059
	Total Food Products	13,105,361
	Gas Utilities – 1.4%

33,291	Atmos Energy Corporation	1,472,794

30,718	National Fuel Gas Company, (3)	1,991,448

64,359	Questar Corporation	1,535,606

41,853	UGI Corporation	1,757,407

19,008	WGL Holdings Inc.	873,798
	Total Gas Utilities	7,631,053
	Health Care Equipment & Supplies – 2.3%

17,889	Cooper Companies, Inc.	2,278,164

21,972	Hill Rom Holdings Inc.	814,502

99,010	Hologic Inc., (2)	2,247,527

19,891	Idexx Labs Inc., (2), (3)	1,949,119

18,870	Masimo Corporation	439,482

52,377	ResMed Inc., (3)	2,495,764

21,671	Steris Corporation	975,628

15,114	Teleflex Inc.	1,200,505

21,077	Thoratec Corporation, (2)	691,115
	Total Health Care Equipment & Supplies	13,091,806
	Health Care Providers & Services – 3.0%

34,654	Community Health Systems, Inc., (3)	1,596,163

95,343	Health Management Associates Inc., (2)	1,285,224

29,171	Health Net Inc., (2)	894,675

31,402	Henry Schein Inc., (2)	3,260,470

17,423	Lifepoint Hospitals Inc., (2)	856,515

18,389	Medax Inc., (2)	1,791,456

38,576	Omnicare, Inc., (3)	2,036,427

23,282	Owens and Minor Inc., (3)	837,221

32,792	Universal Health Services, Inc., Class B	2,293,800

32,550	VCA Antech, Inc., (2)	936,138

15,980	Wellcare Health Plans Inc., (2)	975,259
	Total Health Care Providers & Services	16,763,348
	Health Care Technology – 0.3%

65,171	Allscripts Healthcare Solutions Inc., (2)	1,030,354

32,245	HMS Holdings Corporation, (2), (3)	780,007
	Total Health Care Technology	1,810,361

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 1.6%

14,443	Bally Technologies, Inc., (2), (3)	$1,035,274

10,250	Bob Evans Farms	520,905

25,937	Brinker International Inc., (3)	1,041,371

17,061	Cheesecake Factory Inc., (3)	724,069

20,681	Dominos Pizza Inc.	1,294,217

9,388	Intl Speedway Corporation	317,784

14,561	Life Time Fitness Inc., (2), (3)	775,956

10,300	Panera Bread Company, (2)	1,720,615

19,376	Scientific Games Corporation, (2)	264,095

104,127	The Wendy’s Company, (3)	740,343

19,195	WMS Industries Inc., (2)	494,271
	Total Hotels, Restaurants & Leisure	8,928,900
	Household Durables – 2.0%

37,155	Jarden Corporation, (2)	1,689,438

30,119	KB Home, (3)	534,612

14,374	MDC Holdings Inc.	454,793

22,386	Mohawk Industries Inc., (2)	2,663,710

1,721	NVR Inc., (2)	1,592,958

22,188	Tempur Pedic International Inc., (2)	879,754

55,398	Toll Brothers Inc., (2)	1,820,932

19,444	Tupperware Corporation	1,638,740
	Total Household Durables	11,274,937
	Household Products – 1.0%

50,806	Church & Dwight Company Inc.	3,236,342

22,883	Energizer Holdings Inc.	2,329,489
	Total Household Products	5,565,831
	Industrial Conglomerates – 0.3%

23,394	Carlisle Companies Inc.	1,584,710
	Insurance – 4.4%

6,194	Alleghany Corporation, Term Loan, (2)	2,501,633

27,767	American Financial Group Inc.	1,435,276

44,122	Arthur J. Gallagher & Co.	1,958,134

23,677	Aspen Insurance Holdings Limited	887,651

43,421	Brown & Brown Inc.	1,432,459

18,372	Everest Reinsurance Group Ltd	2,453,213

78,578	Fidelity National Title Group Inc., Class A	1,923,589

39,773	First American Corporation	904,040

16,180	Hanover Insurance Group Inc.	870,969

36,911	HCC Insurance Holdings Inc.	1,643,647

19,844	Kemper Corporation	693,548

13,328	Mercury General Corporation	589,098

88,753	Old Republic International Corporation	1,282,481

16,971	Primerica Inc.	696,490

28,841	Protective Life Corporation	1,249,681

26,654	Reinsurance Group of America Inc.	1,814,871

100	Nuveen Investments

Shares	Description (1)	Value
	Insurance (continued)

16,276	StanCorp Financial Group Inc., (3)	$864,093

40,512	WR Berkley Corporation	1,716,493
	Total Insurance	24,917,366
	Internet & Catalog Retail – 0.1%

13,148	Hosting Site Network, Inc.	789,669
	Internet Software & Services – 1.2%

28,475	AOL Inc., (3)	1,049,019

18,145	Equinix Inc., (2), (3)	3,254,306

42,844	Monster Worldwide Inc., (2), (3)	245,068

40,622	Rackspace Hosting Inc., (2), (3)	1,839,770

26,339	ValueClick, Inc., (2), (3)	643,725
	Total Internet Software & Services	7,031,888
	IT Services – 3.1%

27,174	Acxiom Corporation, (2)	700,274

18,084	Alliance Data Systems Corporation, (2), (3)	3,576,654

44,569	Broadridge Financial Solutions, Inc.	1,289,827

38,626	Convergys Corporation, (3)	731,190

35,109	CoreLogic Inc., (2)	979,541

10,552	DST Systems Inc.	738,957

34,467	Gartner Inc., (2)	2,068,365

28,447	Global Payments Inc.	1,317,381

31,659	Henry Jack and Associates Inc.	1,529,130

31,227	Lender Processing Services Inc.	1,020,498

8,734	ManTech International Corporation, Class A, (3)	258,002

24,192	NeuStar, Inc., (2)	1,356,687

39,901	VeriFone Holdings Inc., (2)	760,912

14,265	WEX Inc., (2)	1,240,199
	Total IT Services	17,567,617
	Leisure Equipment & Products – 0.5%

23,503	Polaris Industries Inc., (3)	2,635,626
	Life Sciences Tools & Services – 1.2%

7,447	Bio-Rad Laboratories Inc., (2)	908,460

18,026	Charles River Laboratories International, Inc., (2)	820,904

20,544	Covance, Inc., (2), (3)	1,694,880

11,097	Mettler-Toledo International Inc., (2), (3)	2,447,998

12,729	Techne Corporation	938,636
	Total Life Sciences Tools & Services	6,810,878
	Machinery – 4.7%

35,777	AGCO Corporation	2,012,456

18,267	CLARCOR, Inc.	1,004,320

17,862	Crane Company	1,087,796

49,704	Donaldson Company, Inc.	1,801,770

22,523	Graco Inc.	1,571,655

29,657	Harsco Corporation	763,964

30,233	IDEX Corporation	1,803,398

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Machinery (continued)

33,051	ITT Industries, Inc.	$1,032,513

28,948	Kennametal Inc., (3)	1,254,606

30,495	Lincoln Electric Holdings Inc.	1,800,425

20,776	Nordson Corporation	1,499,196

32,349	Oshkosh Truck Corporation, (2)	1,449,882

17,203	SPX Corporation	1,314,481

40,882	Terex Corporation, (2), (3)	1,205,201

29,341	Timken Company	1,714,101

29,119	Trinity Industries Inc.	1,146,415

8,655	Valmont Industries, Inc.	1,208,584

35,367	Wabtec Corporation	2,053,408

22,245	Woodward Governor Company, (3)	910,265
	Total Machinery	26,634,436
	Marine – 0.4%

20,866	Kirby Corporation, (2)	1,762,342

15,692	Matson Incorporated	444,397
	Total Marine	2,206,739
	Media – 1.2%

21,232	AMC Networks Inc., Class A Shares, (2)	1,449,296

37,405	Cinemark Holdings Inc.	1,089,234

26,149	Dreamworks Animation SKG Inc., (2), (3)	647,449

17,002	John Wiley and Sons Inc., Class A	767,300

20,451	Lamar Advertising Company, (2)	886,142

13,248	Meredith Corporation, (3)	629,545

44,883	New York Times, Class A, (2), (3)	546,675

9,733	Scholastic Corporation	296,857

14,274	Vallassis Communications Inc., (3)	408,665
	Total Media	6,721,163
	Metals & Mining – 1.3%

16,281	Carpenter Technology Inc.	851,171

42,971	Commercial Metals Company	665,621

12,245	Compass Minerals International, Inc., (3)	925,722

28,195	Reliance Steel & Aluminum Company	1,979,289

23,912	Royal Gold, Inc., (3)	1,236,011

81,029	Steel Dynamics Inc., (3)	1,260,811

19,605	Worthington Industries, Inc.	701,271
	Total Metals & Mining	7,619,896
	Multiline Retail – 0.2%

21,404	Big Lots, Inc., (2)	773,327

36,993	Saks Inc., (2)	592,628
	Total Multiline Retail	1,365,955
	Multi-Utilities – 1.1%

40,780	Alliant Energy Corporation	2,160,117

16,340	Black Hills Corporation	866,837

69,424	MDU Resources Group Inc.	1,946,649

30,248	Vectren Corporation	1,119,781
	Total Multi-Utilities	6,093,384

102	Nuveen Investments

Shares	Description (1)	Value
	Office Electronics – 0.2%

18,721	Zebra Technologies Corporation, Class A, (2)	$864,349
	Oil, Gas & Consumable Fuels – 2.2%

81,379	Alpha Natural Resources Inc., (2)	442,702

78,033	Arch Coal Inc., (3)	304,329

17,934	Bill Barrett Corporation, (2), (3)	402,080

31,784	Cimarex Energy Company	2,429,251

26,553	Energen Corporation, (3)	1,590,259

74,754	HollyFrontier Company	3,405,045

22,460	Rosetta Resources, Inc., (2)	1,024,401

24,366	SM Energy Company	1,674,675

26,700	World Fuel Services Corporation, (3)	1,034,358
	Total Oil, Gas & Consumable Fuels	12,307,100
	Paper & Forest Products – 0.3%

12,357	Domtar Corporation	858,935

51,236	Louisiana-Pacific Corporation, (2)	833,097
	Total Paper & Forest Products	1,692,032
	Pharmaceuticals – 0.6%

41,266	Endo Pharmaceuticals Holdings Inc., (2)	1,587,090

17,893	Mallinckrodt PLC, (2), (3)	821,110

15,259	Salix Pharmaceuticals Limited, (2)	1,127,640
	Total Pharmaceuticals	3,535,840
	Professional Services – 0.9%

12,358	Corporate Executive Board Company	833,300

14,819	FTI Consulting Inc., (2), (3)	552,156

28,358	Manpower Inc.	1,896,299

20,755	Towers Watson & Company, Class A Shares	1,748,194
	Total Professional Services	5,029,949
	Real Estate Investment Trust – 8.5%

25,896	Alexandria Real Estate Equities Inc., (3)	1,773,876

37,461	American Campus Communities Inc.	1,438,877

68,498	BioMed Realty Trust Inc., (3)	1,415,169

28,335	BRE Properties, Inc.	1,503,455

31,190	Camden Property Trust	2,200,143

31,533	Corporate Office Properties, (3)	803,461

42,358	Corrections Corporation of America	1,399,932

118,262	Duke Realty Corporation	1,947,775

22,766	Equity One Inc., (3)	526,805

13,969	Essex Property Trust Inc., (3)	2,253,060

38,097	Extra Space Storage Inc.	1,601,979

23,987	Federal Realty Investment Trust, (3)	2,526,551

30,199	Highwoods Properties, Inc., (3)	1,095,620

19,205	Home Properties New York, Inc., (3)	1,225,471

51,374	Hospitality Properties Trust	1,463,645

27,702	Kilroy Realty Corporation, (3)	1,449,923

44,208	Liberty Property Trust	1,689,188

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)

30,709	Mack-Cali Realty Corporation	$738,859

43,243	National Retail Properties, Inc., (3)	1,513,073

42,703	Omega Healthcare Investors Inc., (3)	1,359,236

14,886	Potlatch Corporation	655,431

46,333	Rayonier Inc., (3)	2,707,701

72,145	Realty Income Corporation, (3)	3,131,814

33,678	Regency Centers Corporation, (3)	1,775,841

69,146	Senior Housing Properties Trust, (3)	1,739,022

33,675	SL Green Realty Corporation	3,052,639

23,444	Taubman Centers Inc.	1,716,570

92,186	UDR Inc., (3)	2,308,337

41,201	Weingarten Realty Trust, (3)	1,290,415
	Total Real Estate Investment Trust	48,303,868
	Real Estate Management & Development – 0.4%

15,827	Alexander & Baldwin Inc., (2)	700,978

16,211	Jones Lang LaSalle Inc.	1,475,687
	Total Real Estate Management & Development	2,176,665
	Road & Rail – 1.1%

20,714	Con-Way, Inc.	858,595

18,205	Genesee & Wyoming Inc., (2)	1,632,260

33,287	J.B. Hunt Transports Services Inc.	2,494,195

17,118	Landstar System	925,399

16,432	Werner Enterprises, Inc., (3)	395,354
	Total Road & Rail	6,305,803
	Semiconductors & Equipment – 2.0%

157,584	Atmel Corporation, (2)	1,244,914

43,354	Cree, Inc., (2), (3)	3,030,445

49,734	Cypress Semiconductor Corporation, (3)	635,103

46,771	Fairchild Semiconductor International Inc., Class A, (2)	590,250

54,243	Integrated Device Technology, Inc., (2)	488,729

25,533	International Rectifier Corporation, (2), (3)	615,601

46,759	Intersil Holding Corporation, Class A	477,409

103,402	RF Micro Devices, Inc., (2)	536,656

24,814	Semtech Corporation, (2), (3)	750,624

14,358	Silicon Laboratories Inc., (2)	560,823

70,292	Skyworks Solutions Inc., (2)	1,688,414

85,226	SunEdison Inc., (2)	859,078
	Total Semiconductors & Equipment	11,478,046
	Software – 4.0%

14,650	ACI Worldwide, Inc., (2)	693,678

11,903	Advent Software Inc.	350,305

34,267	Ansys Inc., (2)	2,735,877

104,043	Cadence Design Systems, Inc., (2), (3)	1,516,947

15,893	CommVault Systems, Inc., (2)	1,341,846

78,467	Compuware Corporation	889,816

104	Nuveen Investments

Shares	Description (1)	Value
	Software (continued)

16,832	Concur Technologies, Inc., (2), (3)	$1,496,196

14,876	FactSet Research Systems Inc., (3)	1,624,162

13,189	Fair Isaac Corporation	658,922

39,735	Informatica Corporation, (2)	1,516,685

34,855	Mentor Graphics Corporation	715,573

28,919	Micros Systems, Inc., (2), (3)	1,409,223

43,954	Parametric Technology Corporation, (2)	1,190,274

38,005	Rovi Corporation, (2)	856,253

22,670	Solarwinds, Inc., (2)	804,558

25,329	Solera Holdings Inc.	1,441,473

56,531	Synopsys Inc., (2)	2,093,908

57,313	Tibco Software Inc., (2)	1,429,386
	Total Software	22,765,082
	Specialty Retail – 4.0%

25,920	Aaron Rents Inc.	742,867

26,888	Advance Auto Parts, Inc.	2,217,991

28,849	Aeropostale, Inc., (2)	436,485

64,460	American Eagle Outfitters, Inc.	1,265,994

17,331	Ann Inc., (2)	587,348

46,818	Ascena Retail Group Inc., (2), (3)	893,756

13,870	Barnes & Noble Inc., (2)	247,580

17,090	Cabela’s Incorporated, (2), (3)	1,173,058

59,644	Chico’s FAS, Inc., (3)	1,021,702

22,175	CST Brands Inc., (2), (3)	723,127

36,833	Dick’s Sporting Goods Inc., (3)	1,893,585

55,194	Foot Locker, Inc.	1,994,159

22,459	Guess Inc., (3)	756,419

105,179	Office Depot, Inc., (2)	455,425

21,261	Rent-A-Center Inc., (3)	850,227

29,734	Signet Jewelers Limited, (3)	2,173,853

25,657	Tractor Supply Company, (3)	3,107,832

31,607	Williams-Sonoma Inc., (3)	1,860,388
	Total Specialty Retail	22,401,796
	Textiles, Apparel & Luxury Goods – 1.1%

18,734	Carter’s Inc.	1,336,109

12,666	Deckers Outdoor Corporation, (2)	694,477

36,230	Hanesbrands Inc.	2,299,156

28,585	Under Armour, Inc., (2), (3)	1,918,911
	Total Textiles, Apparel & Luxury Goods	6,248,653
	Thrifts & Mortgage Finance – 0.6%

30,174	Astoria Financial Corporation, (3)	368,123

162,080	New York Community Bancorp Inc., (3)	2,458,754

38,305	Washington Federal Inc.	833,134
	Total Thrifts & Mortgage Finance	3,660,011

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Mid Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)				Value
	Tobacco – 0.1%

8,580	Universal Corporation, (3)				$525,954
	Trading Companies & Distributors – 0.9%

17,206	GATX Corporation				777,367

17,219	MSC Industrial Direct Inc., Class A				1,393,878

34,645	United Rentals Inc., (2), (3)				1,985,851

10,914	Watsco Inc.				1,018,822
	Total Trading Companies & Distributors				5,175,918
	Water Utilities – 0.3%

51,743	Aqua America Inc.				1,752,018
	Wireless Telecommunication Services – 0.2%

36,953	Telephone and Data Systems Inc.				979,623
	Total Common Stocks (cost $377,230,943)				518,686,443

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.8%

	Money Market Funds – 23.8%

134,123,843	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (4), (5)				$134,123,843
	Total Investments Purchased with Collateral from Securities Lending (cost $134,123,843)				134,123,843
	Total Long-Term Investments (cost $511,354,786)				652,810,286

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	SHORT-TERM INVESTMENTS – 8.0%

	Money Market Funds – 7.6%

43,011,242	First American Treasury Obligations Fund, Class Z, (4)	0.000%	N/A	N/A	$43,011,242
	U.S. Government and Agency Obligations – 0.4%

$2,000	U.S. Treasury Bills, (7)	0.008%	8/22/13	Aaa	1,999,988
	Total Short-Term Investments (cost $45,011,093)				45,011,230
	Total Investments (cost $556,365,879) – 123.6%				697,821,516
	Other Assets Less Liabilities – (23.6)%				(133,235,641)
	Net Assets – 100%				$564,585,875

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	367	9/13	$45,122,650	$1,543,604

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

106	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$518,686,443	$—	$—	$518,686,443
Investments Purchased with Collateral from Securities Lending	134,123,843	—	—	134,123,843
Short-Term Investments:
Money Market Funds	43,011,242	—	—	43,011,242
U.S. Government and Agency Obligations	—	1,999,988	—	1,999,988
Derivatives:
Futures Contracts*	1,543,604	—	—	1,543,604
Total	$697,365,132	$1,999,988	$—	$699,365,120
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $557,736,175.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$154,939,044
Depreciation	(14,853,703)
Net unrealized appreciation (depreciation) of investments	$140,085,341

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $129,893,218.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
N/A	Not applicable.

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund

July 31, 2013

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 113.3%

	COMMON STOCKS – 90.0%

	Aerospace & Defense – 1.4%

2,984	AAR Corporation	$72,332

1,198	Aerovironment, Inc., (2), (3)	27,087

588	American Science & Engineering Inc.	35,745

2,396	API Technologies Corporation, (2)	7,308

895	Astronics Corporation, (2)	35,361

1,430	Cubic Corporation	72,287

3,374	Curtiss Wright Corporation	137,119

5,367	DigitalGlobe Inc., (2)	173,891

764	Ducommon Inc., (2)	17,450

1,236	Engility Holdings Inc., (2)	40,281

271	Erickson Air-Crane Inc., (2)	5,054

2,254	Esterline Technologies Corporation, (2)	183,566

4,359	GenCorp Inc., (2), (3)	76,326

3,824	Heico Corporation, (3)	217,203

907	Innovative Solutions & Support, Inc.	6,993

2,297	Keyw Holding Corporation, (2)	29,471

2,972	Kratos Defence & Security Solutions Inc., (2), (3)	20,031

666	LMI Aerospace, Inc., (2)	12,314

3,264	Moog Inc., Class A Shares, (2)	183,567

356	National Presto Industries Inc.	26,394

4,368	Orbital Sciences Corporation, (2)	80,983

736	Sparton Corporation, (2)	13,079

3,690	Taser International, Inc., (2)	32,767

2,693	Teledyne Technologies Inc., (2)	215,898
	Total Aerospace & Defense	1,722,507
	Air Freight & Logistics – 0.4%

3,937	Air Transport Servcies Group Inc., (2)	26,299

1,860	Atlas Air Worldwide Holdings Inc., (2)	83,030

1,094	Echo Global Logistics, Inc., (2), (3)	23,816

2,154	Forward Air Corporation	78,772

2,664	Hub Group, Inc., (2)	101,898

2,545	Pacer International, Inc., (2)	15,754

642	Park Ohio Holdings Corporation, (2)	22,553

6,538	UTI Worldwide, Inc.	107,877

1,306	XPO Logistics, Incorporated, (2), (3)	31,945
	Total Air Freight & Logistics	491,944
	Airlines – 0.6%

1,080	Allegiant Travel Company	105,170

3,782	Hawaiian Holdings Inc., (2), (3)	28,894

16,751	JetBlue Airways Corporation, (2), (3)	109,552

3,588	Republic Airways Holdings, Inc., (2)	49,263

3,773	Skywest Inc.	57,048

4,344	Spirit Airline Holdings, (2)	143,569

13,832	US Airways Group Inc., (2), (3)	267,649
	Total Airlines	761,145

108	Nuveen Investments

Shares	Description (1)	Value
	Auto Components – 0.9%

4,939	American Axle and Manufacturing Holdings Inc., (2)	$96,064

4,564	Cooper Tire & Rubber	153,077

10,580	Dana Holding Corporation, (3)	231,173

1,813	Dorman Products, Inc., (3)	85,356

1,651	Drew Industries Inc.	67,410

1,370	Federal Mogul Corporation, Class A Shares, (2)	21,345

1,012	Fuel Systems Solutions, Inc., (2)	18,408

2,408	Gentherm Inc., (2)	49,123

3,401	Modine Manufacturing Company, (2)	37,411

1,010	Remy International Inc., (3)	20,998

431	Shiloh Industries, Inc.	5,525

2,646	Spartan Motors, Inc.	16,035

1,427	Standard Motor Products Inc., (3)	49,075

2,074	Stoneridge Inc., (2)	25,054

1,701	Superior Industries International Inc.	30,975

4,382	Tenneco Inc., (2)	211,782

423	Tower International Inc., (2)	9,437
	Total Auto Components	1,128,248
	Automobiles – 0.0%

2,021	Winnebago Industries Inc., (2)	48,342
	Beverages – 0.1%

576	Boston Beer Company, (2), (3)	103,092

346	Coca-Cola Bottling Company Consolidated	22,096

771	Craft Brewers Alliance Inc., (2)	6,939

780	National Beverage Corporation	13,868
	Total Beverages	145,995
	Biotechnology – 3.6%

5,049	Acadia Pharmaceuticals, Inc., (2), (3)	99,465

6,957	Achillion Pharmaceuticals, Inc., (2)	49,673

2,923	Acorda Therapeutics, Inc., (2)	110,986

2,077	Aegerion Pharmaceuticals Inc., (2), (3)	190,232

4,188	Alnylam Pharmaceuticals, Inc., (2)	193,360

1,582	AMAG Pharmaceuticals Inc., (2)	35,595

2,233	Amicus Therapeutics, Inc., (2)	5,449

1,826	Anacor Pharmaceuticals Inc., (2), (3)	13,969

15,691	Arena Pharmaceuticals, Inc., (2), (3)	109,052

4,362	ArQule Inc., (2)	11,647

8,602	Array Biopharma, Inc., (2), (3)	57,289

6,896	Astex Pharmaceuticals Inc., (2)	36,066

3,400	Aveo Pharmaceuticals Inc., (2)	8,160

2,505	BioTime Inc., (2), (3)	9,845

8,115	Cell Therapeutics, Inc., (2)	9,170

5,826	Celldex Therapeutics, Inc., (2), (3)	119,316

4,835	Cepheid, Inc., (2), (3)	168,596

4,834	Chelsea Therapeutics International, Inc., (2), (3)	14,309

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Biotechnology (continued)

1,771	ChemoCentryx Inc., (2)	$24,759

611	Chimerix Inc., (2), (3)	13,894

1,012	Clovis Oncology Inc., (2)	78,815

1,498	Coronado Biosciences Inc., (2), (3)	11,729

5,853	Curis, Inc., (2), (3)	24,290

1,785	Cytokinetics, Inc., (2)	22,205

4,534	Cytori Therapeutics, Inc., (2)	12,786

11,406	Dendreon Corporation, (2), (3)	52,354

926	Durata Therapeutics Inc., (2)	8,019

7,866	Dyax Corporation, (2)	31,700

13,546	Dynavax Technologies Corporation, (2)	18,016

1,918	Emergent BioSolutions, Inc., (2)	33,929

262	Enanta Pharmaceuticals Inc., (2)	4,805

2,758	Enzon Inc.	5,516

426	Epizyme Inc., (2), (3)	15,379

5,073	EXACT Sciences Corporation, (2), (3)	69,602

13,243	Exelixis, Inc., (2), (3)	67,142

1,215	Fibrocell Science Inc., (2)	6,051

6,014	Galena Biopharma Inc., (2), (3)	11,727

1,189	Genomic Health, Inc., (2), (3)	42,376

9,782	Geron Corporation, (2)	12,814

1,959	GTX, Inc., (2)	9,384

6,401	Halozyme Therapeutics, Inc., (2), (3)	54,473

604	Hyperion Therapeutics Inc., (2), (3)	15,130

7,189	Idenix Pharmaceuticals Inc., (2), (3)	28,253

6,091	Immunogen, Inc., (2), (3)	116,034

5,342	Immunomedics, Inc., (2), (3)	30,396

3,450	Infinity Pharmaceuticals, Inc., (2)	73,071

2,492	Insmed Incorporated, (2), (3)	27,686

364	Insys Therapeutics Inc., (2)	6,217

452	Intercept Pharmaceuticals Incorporated, (2)	21,158

5,881	Intermune, Inc., (2), (3)	91,214

6,705	Ironwood Pharmacauticals Inc., (2), (3)	82,069

8,092	ISIS Pharmaceuticals, Inc., (2), (3)	233,454

647	Kalobios Pharmaceuticals Inc., (2)	3,895

5,888	Keryx Biopharmaceuticals, Inc., (2), (3)	53,581

734	Kythera Biopharmaceuticals ,Incorporated, (2)	20,229

16,379	Lexicon Genetics, Inc., (2), (3)	40,620

1,289	Ligand Pharmceuticals, Inc., (2), (3)	61,073

10,717	MannKind Corporation, (2), (3)	82,735

693	MEI Pharma Inc., (2)	5,260

6,546	Merrimack Pharmaceuticals, Incorporated, (2), (3)	31,290

6,068	MiMedx Group Inc., (2), (3)	37,986

3,402	Momenta Pharmaceuticals, Inc., (2)	58,719

3,026	Nanosphere Inc., (2)	9,562

4,807	Neurocrine Biosciences Inc., (2), (3)	67,250

110	Nuveen Investments

Shares	Description (1)	Value
	Biotechnology (continued)

1,159	NewLink Genetics Corporation, (2)	$20,816

9,609	Novavax, Inc., (2), (3)	25,848

7,228	NPS Pharmaceuticals, Inc., (2)	130,176

1,076	OncoGenex Pharmacuetical Inc., (2)	10,513

10,243	Opko Health Inc., (2), (3)	76,310

6,819	Orexigen Therapeutics Inc., (2), (3)	51,824

1,220	Osiris Therapeutics, Inc., (2), (3)	13,969

646	OvaScience Inc., (2)	8,198

10,086	PDL Biopahrma Inc., (3)	81,898

9,878	Peregrine Pharmaceuticals, Inc., Reg S, (2), (3)	14,027

697	Portola Pharmaceuticals Inc., (2)	16,017

4,288	Progenics Pharmaceuticals, Inc., (2)	25,685

855	Prothena Corporation PLC, (2)	14,851

1,595	Puma Biotechnology Inc., (2), (3)	81,520

3,976	Raptor Pharmaceuticals Corporation, (2)	39,641

416	Receptos Inc., (2)	8,274

643	Regulus Therapeutics Incorporated, (2)	6,520

2,284	Repligen Corporation, (2)	23,228

6,317	Rigel Pharmaceuticals, Inc., (2)	24,068

3,895	Sangamo Biosciences, Inc., (2), (3)	37,976

2,299	Sarepta Therapautics Inc., (2), (3)	85,109

2,604	SIGA Technologies, Inc., (2), (3)	8,307

4,324	Spectrum Pharmaceuticals, Inc., (3)	36,495

659	Stemline Therapeutics Inc., (2)	18,544

2,194	Sunesis Pharmaceuticals, Inc., (2)	11,146

1,230	Synageva BioPharma Corporation, (2), (3)	59,163

5,805	Synergy Pharmaceuticals Inc., (2), (3)	26,123

2,945	Synta Pharmaceuticals Corporation, (2), (3)	19,761

2,017	Targacept, Inc., (2)	10,085

963	Tesaro Inc., (2)	32,858

829	Tetraphase Pharmaceuticals Inc., (2)	6,549

920	TG Therapeutics Inc., (2)	5,621

3,331	Threshold Pharmaceuticals, Inc., (2), (3)	18,054

2,682	Trius Therapeutics, Inc., (2)	37,816

1,952	Vanda Pharmaceuticals, Inc., (2)	22,760

1,246	Verastem Inc., (2), (3)	19,039

5,625	Vical, Inc., (2), (3)	21,713

4,511	XOMA Limited, (2)	24,495

4,924	ZIOPHARM Oncology, Inc., (2), (3)	14,674
	Total Biotechnology	4,260,497
	Building Products – 0.6%

2,023	Aaon, Inc.	43,636

717	American Woodmark Company, (2)	24,873

2,095	Apogee Enterprises, Inc., (3)	56,062

3,330	Builders FirstSource, Inc., (2)	19,647

2,261	Gibraltar Industries Inc., (2)	34,819

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Building Products (continued)

3,370	Griffon Corporation	$40,103

1,311	Insteel Industries, Inc.	22,025

1,491	NCI Building Systems Inc., (2)	21,142

649	Nortek Inc., (2)	43,814

480	Patrick Industries, Inc., (2)	11,957

2,391	PGT, Inc., (2)	23,910

1,137	Ply Gem Holdings Inc., (2)	21,307

2,724	Quanex Building Products Corporation, (3)	46,362

2,920	Simpson Manufacturing Company Inc.	96,418

1,239	Trex Company Inc., (2)	58,654

1,431	Universal Forest Products Inc., (3)	59,029

5,487	USG Corporation, (2), (3)	137,888
	Total Building Products	761,646
	Capital Markets – 2.4%

16,193	Apollo Investment Corporation	131,649

1,062	Arlington Asset Investment Corporation	26,847

9,154	BGC Partners Inc., Class A	57,487

5,339	BlackRock Kelso Capital Corporation	53,977

1,425	Calamos Asset Management, Inc. Class A	15,176

221	Capital Southwest Corporation	32,041

781	CIFC Corporation, (2)	5,326

1,367	Cohen & Steers Inc.	46,984

7,037	Cowen Group, Inc, Class A, (2)	22,730

198	Diamond Hill Investment Group, Inc.	20,499

2,279	Evercore Partners Inc.	108,070

630	FBR Capital Markets Corporation, (2)	18,075

1,014	Fidus Investment Corporation	19,712

8,701	Fifth Street Finance Corporation	94,319

3,524	Financial Engines Inc., (3)	168,236

2,636	FXCM Inc, Class A Shares	43,494

435	GAMCO Investors Inc.	24,538

432	Garrison Capital Inc	6,437

5,110	GFI Group, Inc.	20,440

1,556	Gladstone Capital Corporation	13,413

1,930	Gladstone Investment Corporation	13,857

2,497	Golub Capital BDC Inc., (3)	45,395

2,031	Greenhill & Co Inc.	102,241

1,430	GSV Capital Corporporation, (2)	13,228

1,061	Hannon Armstrong Sustainable Infrastructure Capital Inc., (2), (3)	12,594

4,516	Hercules Technology Growth Capital, Inc., (3)	62,953

2,417	HFF Inc., Class A Shares	50,757

580	Horizon Technology Finance Corporation	8,114

2,759	ICG Group Inc., (2)	33,467

1,020	INTL FCStone Inc., (2)	18,880

2,682	Investment Technology Group, (2)	38,111

112	Nuveen Investments

Shares	Description (1)	Value
	Capital Markets (continued)

10,751	Janus Capital Group Inc., (3)	$100,737

1,185	JMP Group Inc.	8,414

1,942	KCAP Financial Incorporated	20,333

5,119	KCG Holdings Inc., Class A Shares, (2)	47,197

7,628	Ladenburg Thalmann Financial Services Inc., (2)	14,341

2,505	Main Street Capital Corporation, (3)	76,478

979	Manning & Napier Inc.	17,573

5,392	MCG Capital Corporation	29,602

1,325	Medallion Financial Corporation	19,994

2,069	Medley Capital Corporation, (3)	30,207

1,724	MVC Capital Inc.	21,929

2,433	New Mountain Finance Corporation	35,279

1,600	NGP Capital Resources Company	10,528

761	Oppenheimer Holdings Inc., Class A	14,581

743	PennantPark Floating Rate Capital Inc.	10,447

4,853	Pennantpark Investment Corporation, (3)	56,537

1,277	Piper Jaffray Companies, (2)	42,843

17,526	Prospect Capital Corporation, (3)	191,910

725	Pzena Investments Management, Inc.	5,162

1,539	Safeguard Scientifics Inc., (2)	23,008

3,243	Solar Capital Limited	71,443

851	Solar Senior Capital Limited	16,118

868	Stellus Capital Investment Corporation, (3)	13,150

4,528	Stifel Financial Corporation, (2), (3)	170,479

2,160	SWS Group Inc., (2)	12,874

1,871	TCP Capital Corporation	29,730

3,853	Technology Investment Capital Corporation, (3)	38,684

1,041	THL Credit Inc., (3)	16,219

2,020	Triangle Capital Corporation, (3)	58,661

418	Virtus Investment Partners Inc., (2), (3)	77,957

2,647	Walter Investment Management Corporation, (2)	105,324

492	Westwood Holding Group Inc.	24,472

493	WhiteHorse Finance Incorporated	7,814

7,237	WisdomTree Investments Inc., (2), (3)	93,719
	Total Capital Markets	2,842,791
	Chemicals – 2.0%

2,119	A Schulman, Inc.	56,789

726	Advanced Emissions Solutions Inc., (2), (3)	30,456

426	American Pacific Corporation, (2)	15,494

2,062	American Vanguard Corp.	50,911

1,479	Arabian American Development Company, (2)	13,222

5,030	Axiall Corporation	221,722

2,139	Balchem Corporation	106,437

3,898	Calgon Carbon Corporation, (2)	69,891

474	Chase Corporation	13,154

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Chemicals (continued)

7,083	Chemtura Corporation, (2)	$158,376

5,220	Ferro Corporation, (2)	34,087

3,439	Flotek Industries Inc., (2), (3)	67,336

1,565	FutureFuel Corporation	24,711

596	GSE Holdings Inc., (2)	3,117

3,625	H.B. Fuller Company	145,544

679	Hawkins Inc, (3)	26,311

1,582	Innophos Holdings, Inc.	78,847

1,708	Innospec, Inc.	73,307

3,943	Interpid Potash Inc., (3)	50,392

578	KMG Chemicals, Inc.	13,051

1,538	Koppers Holdings Inc.	59,444

2,388	Kraton Performance Polymers Inc., (2)	48,476

1,892	Landec Corporation, (2)	28,550

1,390	LSB Industries Inc., (2)	45,703

2,511	Minerals Technologies Inc.	115,506

5,785	Olin Corporation	141,154

2,303	OM Group Inc., (2)	71,094

3,422	OMNOVA Solutions Inc., (2)	27,581

692	Penford Corporation, (2)	10,269

7,160	PolyOne Corporation	206,996

959	Quaker Chemical Corporation, (3)	63,265

3,605	Sensient Technologies Corporation	158,656

1,321	Stepan Company, (3)	79,075

1,137	Taminco Corporation, (2), (3)	25,924

1,788	Tredegar Corporation	53,658

1,644	Zep Inc.	21,504

2,038	Zoltek Companies, Inc., (2), (3)	28,389
	Total Chemicals	2,438,399
	Commercial Banks – 6.5%

1,097	1st Source Corporation	29,926

2,213	1st United Bancorp Inc/North	17,217

548	Access National Corporation	8,346

579	American National Bankshares, Inc.	13,803

1,763	Ameris Bancorp., (2), (3)	33,938

608	Ames National Corporation, (3)	13,911

766	Arrow Financial Corporation, (3)	20,176

476	BancFirst Corporation	24,885

2,092	Banco Latinoamericano de Exportaciones S.A	52,697

2,400	Bancorp, Inc., (2)	36,000

6,858	BancorpSouth Inc., (3)	134,760

434	Bank of Kentucky Financial Corporation	11,913

396	Bank of Marin Bancorp California	16,691

2,163	Bank of the Ozarks, Inc.	103,348

1,402	Banner Corporation	51,986

114	Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks (continued)

288	Bar Harbor Bankshares	$11,307

5,690	BBCN Bancorp Inc.	83,131

1,319	BNC Bancorp.	17,503

5,788	Boston Private Financial Holdings Inc., (3)	63,957

636	Bridge Bancorp Inc.	13,636

689	Bridge Capital Holdings, (2)	11,362

847	Bryn Mawr Bank	23,682

237	C & F Financial, Inc., (3)	12,807

569	Camden National Corporation	22,140

1,786	Capital Bank Financial Corporation, Class A Shares, (2)	34,113

863	Capital City Bank, (2)	10,805

2,164	Cardinal Financial Corporation	35,403

448	Cascade Bancorp., (2)	2,657

5,830	Cathay General Bancorp.	138,521

880	Center Bancorp, Inc.	13,262

2,228	Centerstate Banks of Florida, Inc.	21,968

1,601	Central Pacific Financial Corporation, (2)	29,763

256	Century Bancorp, Inc.	9,106

2,036	Chemical Financial Corporation	60,795

259	Chemung Financial Corporation	8,607

904	Citizens & Northern Corporation	17,845

1,128	City Holding Company	49,925

921	CNB Financial Corporation	16,467

2,584	Cobiz, Inc.	25,943

3,676	Columbia Banking Systems Inc.	91,826

2,922	Community Bank System Inc., (3)	98,004

1,034	Community Trust Bancorp, Inc.	41,205

740	CommunityOne Bancorp., (2)	6,290

120	ConnectOne Bancorp Inc., (2)	3,823

678	Customers Bancorp Inc., (2), (3)	12,035

1,438	Customers Bancorp Inc., (2), (3)	24,087

6,531	CVB Financial	85,491

1,580	Eagle Bancorp, Inc., (2)	41,507

440	Enterprise Bancorp, Inc.	8,848

1,321	Enterprise Financial Services Corporation	24,478

10,337	F.N.B. Corporation PA, (3)	130,660

539	Farmers Capital Bank Corporation, (2)	13,162

731	Fidelity Southern Corporation	11,291

1,023	Financial Institutions, Inc.	20,593

701	First Bancorp Maine	12,548

1,303	First Bancorp of North Carolina, Inc.	20,626

5,207	First Bancorp of Puerto Rico, (2), (3)	39,209

5,511	First Busey Corporation	27,500

7,053	First Commonwealth Financial Corporation	52,968

1,311	First Community Bancshares, Inc.	20,924

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Commercial Banks (continued)

1,149	First Connecticut Bancorp.	$17,235

4,169	First Financial Bancorp.	67,163

2,271	First Financial Bankshares, Inc., (3)	140,007

827	First Financial Corporation	27,423

1,665	First Financial Holdings Inc.	92,309

1,203	First Interstate BancSystem Inc., Montana	28,355

597	First M&F Corporation	10,585

2,120	First Merchants Corporation, (3)	39,686

5,409	First Midwest Bancorp, Inc.	82,595

300	First NBC Bank Holding Company, (2)	7,848

573	First of Long Island Corporation	20,617

4,498	First Security Group, Inc., (2), (3)	10,750

11,942	FirstMerit Corporation, (3)	267,740

2,290	Flushing Financial Corporation, (3)	43,418

935	German American Bancorp, Inc.	25,871

5,190	Glacier Bancorp, Inc.	126,325

754	Great Southern Bancorp.	22,017

1,060	Guaranty Bancorp.	13,292

2,431	Hampton Roads Bankshares, Inc., (2)	4,133

5,975	Hancock Holding Company	195,741

2,275	Hanmi Financial Corporation, (2)	38,675

1,075	Heartland Financial USA, Inc.	30,100

1,536	Heritage Commerce Coporation, (2)	11,290

1,146	Heritage Financial Corporation	18,210

1,488	Heritage Oaks Bancorp, (2)	9,895

3,264	Home Bancshares, Inc.	89,172

1,077	Home Federal Bancorp, Inc.	15,100

1,500	HomeTrust Bancshares Inc., (2)	24,345

482	Horizon Bancorp.	11,554

1,150	Hudson Valley Holding Corporation	23,828

2,139	IberiaBank Corporation	125,773

1,645	Independent Bank Corporation, (3)	61,260

273	Independent Bank Group Inc., (2)	9,495

3,944	International Bancshares Corporation	95,484

1,289	Intervest Bancshares Corporation, (2)	9,539

3,274	Investors Bancorp, Inc.	72,683

2,193	Lakeland Bancorp, Inc.	24,649

1,209	Lakeland Financial Corporation	38,144

436	LCNB Corporation	9,527

1,709	Macatawa Bank Corporation, (2)	8,870

1,497	Mainsource Financial Group	21,647

3,948	MB Financial, Inc.	113,623

637	Mercantile Bank Corporation, (3)	12,721

378	Merchants Bancshares, Inc.	11,733

1,046	Metro Bancorp, Inc., (2)	22,866

116	Nuveen Investments

Shares	Description (1)	Value
	Commercial Banks (continued)

1,171	Metrocorp Bancshares, Inc.	$12,530

397	Middleburg Financial Corporation	8,289

618	Midsouth Bancorp Inc.	10,073

503	MidWestOne Financial Group Inc.	13,123

3,765	National Bank Holdings Corporation	75,300

514	National Bankshares, Inc.	19,661

8,431	National Penn Bancshares, Inc.	90,970

3,155	NBT Bancorp, Inc.	71,208

1,820	NewBridge Bancorp., (2), (3)	14,906

479	Northrim Bancorp, Inc.	12,224

3,375	OFG Bancorp.	62,336

7,303	Old National Bancorp.	105,236

720	OmniAmerican Bancorp Inc., (2)	17,021

1,348	Pacific Continental Corporation	16,621

1,112	Pacific Premier Bancorp, Inc., (2)	14,489

2,738	Pacwest Bancorp., (3)	96,980

321	Palmetto Bancshares Inc., (2), (3)	4,305

839	Park National Corporation	66,197

3,301	Park Sterling Bank Inc.	22,117

657	Peapack Gladstone Financial Corporation, (3)	12,851

284	Penns Woods Bancorp, Inc.	13,047

790	Peoples Bancorp, Inc.	17,767

2,524	Pinnacle Financial Partners, Inc., (2)	71,884

870	Preferred Bank Los Angeles, (2)	14,781

4,677	Privatebancorp, Inc.	110,330

4,343	Prosperity Bancshares, Inc.	256,324

1,817	Renasant Corporation	49,786

737	Republic Bancorp, Inc.	19,287

2,141	S&T Bancorp, Inc.	52,412

1,788	Sandy Spring Bancorp, Inc.	43,699

5,443	Seacoast Banking Corporation of Florida, (2)	12,845

895	Sierra Bancorp.	14,123

1,189	Simmons First National Corporation	32,519

1,284	Southside Bancshares, Inc.	32,108

1,440	Southwest Bancorp, Inc., (2)	21,542

2,300	State Bank Financial Corporation	36,708

1,636	StellarOne Corporation	34,650

2,230	Sterling Bancorp.	30,217

2,448	Sterling Financial Corporation	64,945

720	Suffolk Bancorp., (2)	13,068

2,950	Sun Bancorp, Inc., (2)	9,794

13,434	Susquehanna Bancshares Inc.	178,672

899	SY Bancorp, Inc.	24,839

1,207	Taylor Capital Group, Inc., (2), (3)	27,073

2,939	Texas Capital BancShares, Inc., (2), (3)	133,695

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Commercial Banks (continued)

821	Tompkins Financial Corporation	$37,052

1,950	Towne Bank	31,142

1,183	Trico Bancshares	25,624

4,838	Trustmark Corporation, (3)	130,481

2,338	UMB Financial Corporation	139,812

8,066	Umpqua Holdings Corporation, (3)	135,831

1,456	Union First Market Bankshares Corporation, (3)	32,178

3,627	United Bankshares, Inc., (3)	102,717

3,090	United Community Banks, Inc., (2)	42,117

1,242	Univest Corporation of Pennsylvania	25,200

869	VantageSouth Bancshares Inc., (2)	4,388

2,330	ViewPoint Financial Group	50,258

1,985	Virginia Commerce Bancorp, Inc., (2)	29,835

1,142	Washington Banking Company	16,616

1,066	Washington Trust Bancorp, Inc.	34,474

6,502	Webster Financial Corporation	177,114

1,887	WesBanco, Inc.	55,572

1,158	West Bancorp, Inc.	15,841

1,943	Westamerica Bancorp., (3)	93,245

5,337	Western Alliance Bancorporation, (2), (3)	94,625

4,577	Wilshire Bancorp, Inc.	40,232

2,668	Wintrust Financial Corporation, (3)	109,148

1,037	Yadkin Financial Inc., (2), (3)	16,167
	Total Commercial Banks	7,746,891
	Commercial Services & Supplies – 1.9%

3,938	ABM Industries Inc.	101,994

8,369	Acco Brands Corporation, (2), (3)	55,319

1,325	Acorn Energy Inc., (3)	11,501

1,327	American Ecology Corporation	40,566

2,706	ARC Document Solutions, (2)	12,908

713	AT Cross Company, Class A Shares, (2)	13,262

3,500	Brinks Company	93,555

2,771	Casella Waste Systems, Inc., (2)	13,218

558	CECO Environmental Corporation	7,455

3,997	Cenveo Inc., (2)	9,753

73	CompX International Inc.	1,269

521	Consolidated Graphics Inc., (2)	27,920

718	Courier Corporation, (3)	11,143

3,665	Deluxe Corporation	150,302

1,918	EnerNOC, Inc., (2)	29,959

1,938	Ennis Inc.	35,911

1,396	G&K Services, Inc.	73,723

4,930	Healthcare Services Group, Inc., (3)	121,327

570	Heritage-Crystal Clean, Inc., (2), (3)	8,858

3,276	HNI Corporation	124,848

118	Nuveen Investments

Shares	Description (1)	Value
	Commercial Services & Supplies (continued)

3,195	Innerworkings, Inc., (2), (3)	$37,318

4,339	Interface, Inc.	82,398

673	Intersections, Inc.	6,515

2,415	Kimball International Inc., Class B	26,541

3,550	Knoll Inc.	58,646

1,834	McGrath Rentcorp.	62,796

4,223	Miller (Herman) Inc.	118,709

2,044	Mine Safety Appliances Company	108,598

2,763	Mobile Mini, Inc., (2)	95,351

882	Multi Color Corporation	30,526

486	NL Industries Inc.	5,390

1,609	Performant Financial Corporation, (2)	17,007

1,801	Quad Graphics Inc., (3)	50,500

971	Schawk Inc., (3)	13,380

1,111	Standard Parking Corporation, (2), (3)	25,575

6,074	Steelcase Inc.	92,568

8,343	Swisher Hygiene Inc., (2), (3)	6,717

1,474	Team, Inc., (2)	57,766

4,697	Tetra Tech, Inc., (2)	110,849

1,035	TMS International Corporation, Class A Shares	16,943

1,138	TRC Companies, (2)	9,445

1,055	UniFirst Corporation	103,411

2,922	United Stationers, Inc.	120,942

1,501	Viad Corporation	36,099

1,534	West Corporation	33,687
	Total Commercial Services & Supplies	2,272,468
	Communications Equipment – 1.7%

4,270	ADTRAN, Inc., (3)	112,856

415	Alliance Fiber, (3)	13,201

837	Anaren Microwave Inc., (2)	19,594

8,372	Arris Group Inc., (2)	125,915

8,210	Aruba Networks, Inc., (2), (3)	145,974

4,539	Aviat Networks Inc., (2)	12,028

786	Bel Fuse, Inc., Class B	12,301

1,224	Black Box Corporation	33,121

2,526	CalAmp Corporation, (2)	38,774

2,908	Calix Inc., (2)	33,965

7,343	Ciena Corporation, (2)	161,987

1,246	Comtech Telecom Corporation	33,742

1,908	Digi International, Inc., (2)	18,946

6,429	Emulex Corporation, (2)	51,496

6,700	Extreme Networks Inc., (2), (3)	29,011

6,761	Finisar Corporation, (2)	130,690

1,706	Globecom Systems, Inc., (2)	24,720

8,160	Harmonic Inc., (2), (3)	62,506

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Communications Equipment (continued)

8,349	Infinera Corporation, (2), (3)	$91,088

2,965	Interdigital Inc., (3)	117,799

4,069	IXIA, (2), (3)	56,559

1,147	KVH Industries, Inc., (2)	16,047

2,776	Netgear, Inc., (2)	82,753

861	Numerex Corporation, (2)	9,299

1,372	Oplink Communications, Inc., (2)	27,646

6,378	Parkervision, Inc., (2)	28,191

1,368	PCTEL, Inc.	13,201

3,118	Plantronics Inc.	144,956

1,481	Procera Networks Inc., (2), (3)	22,097

3,136	Ruckus Wireless Incorporated, (2)	41,740

4,241	ShoreTel, Inc., (2)	16,497

15,756	Sonus Networks, Inc., (2)	53,886

3,082	Symmetricom Inc., (2)	15,841

25,618	Tellabs Inc.	57,384

399	Tessco Technologies Inc.	12,784

908	Ubiquiti Networks Inc.	19,086

2,850	ViaSat, Inc., (2), (3)	190,352

3,411	Westell Technologies Inc., Class A, (2)	8,834
	Total Communications Equipment	2,086,867
	Computers & Peripherals – 0.5%

2,211	Avid Technology Inc., (2)	13,178

2,854	Cray, Inc., (2)	66,127

1,129	Datalink Corporation, (2)	14,700

3,344	Electronics For Imaging, (2)	100,420

5,479	Fusion-io Inc., (2)	79,007

1,687	Hutchinson Technology Inc., (2), (3)	5,786

2,465	Imation Corporation, (2)	11,536

2,011	Immersion Corporation, (2)	28,838

4,146	Intermec Inc, (2)	41,170

6,415	QLogic Corporation, (2)	70,629

15,296	Quantum Corporation, (2), (3)	24,474

2,437	Silicon Graphics International Corporation, (2)	45,864

2,427	STEC Inc., (2)	16,431

2,158	Super Micro Computer Inc., (2)	25,011

2,341	Synaptics, Inc., (2)	93,640
	Total Computers & Peripherals	636,811
	Construction & Engineering – 0.8%

2,819	Aegion Corporation, (2)	64,330

1,409	Ameresco Inc., Class A Shares, (2), (3)	12,878

1,006	Argan, Inc.	15,945

2,766	Comfort Systems USA Inc.	42,735

2,383	Dycom Industries Inc., (2)	63,102

4,835	Emcor Group Inc.	199,589

120	Nuveen Investments

Shares	Description (1)	Value
	Construction & Engineering (continued)

2,760	Furmanite Corporation, (2)	$20,672

2,863	Granite Construction Inc.	86,606

4,379	Great Lakes Dredge & Dock Corporation	33,675

1,469	Layne Christensen Company, (2)	28,469

4,281	MasTec Inc., (2), (3)	141,273

624	Michael Baker Corporation	25,210

1,519	MYR Group Inc., (2)	32,810

694	Northwest Pipe Company, (2)	20,681

2,009	Orion Marine Group Inc., (2)	25,253

1,869	Pike Electric Corporation	22,820

2,542	Primoris Services Corporation	52,874

1,210	Sterling Construction Company, Inc., (2)	11,882

2,645	Tutor Perini Corporation, (2)	52,318
	Total Construction & Engineering	953,122
	Construction Materials – 0.1%

5,396	Headwater Inc., (2)	50,884

1,567	Texas Industries Inc., (2), (3)	97,373

120	United States Lime & Minerals, Inc., (2)	7,157

970	US Concrete, Inc., (2)	16,645
	Total Construction Materials	172,059
	Consumer Finance – 0.7%

2,056	Cash America International, Inc., (3)	86,352

1,223	Consumer Portfolio Services, Inc., (2)	7,950

511	Credit Acceptance Corporation, (2)	57,482

2,918	DFC Global Corporation, (2), (3)	45,200

1,642	Encore Capital Group, Inc., (2), (3)	63,808

3,553	EZCORP, Inc., (2)	64,238

2,103	First Cash Financial Services, Inc., (2)	112,300

6,581	First Marblehead Corporation, (2), (3)	11,188

1,777	Green Dot Corporation, Class A Shares, (2)	41,369

1,244	Imperial Holdings, Incorporated, (2)	9,218

1,649	Nelnet Inc.	64,113

737	Nicholas Financial, Inc.	11,475

1,218	Porfolio Recovery Associates, Inc., (2), (3)	181,860

357	Regional Management Corporation, (2)	11,035

669	World Acceptance Corporation, (2), (3)	55,714
	Total Consumer Finance	823,302
	Containers & Packaging – 0.3%

309	AEP Industries, Inc., (2)	24,936

3,989	Berry Plastics Corporation, (2)	91,986

7,443	Boise Inc.	67,731

15,125	Graphic Packaging Holding Company, (2)	130,075

2,031	Myers Industries, Inc.	39,544

406	UFP Technologies, Inc., (2)	8,636
	Total Containers & Packaging	362,908

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Distributors – 0.2%

1,351	Audiovox Corporation, (2)	$18,306

827	Core-Mark Holding Company, Inc.	51,812

3,356	Pool Corporation, (3)	177,130

493	Weyco Group, Inc.	13,474
	Total Distributors	260,722
	Diversified Consumer Services – 1.1%

1,269	American Public Education Inc., (2), (3)	50,138

1,019	Ascent Media Corporation, (2)	79,186

1,289	Bridgepoint Education Inc., (2)	20,779

873	Bright Horizons Family Solutions Inc., (2)	30,913

797	Capella Education Company, (2), (3)	39,061

3,834	Career Education Corporation, (2)	12,345

1,174	Carriage Services Inc.	22,024

5,798	Corinthian Colleges Inc., (2)	12,988

1,974	Education Management Corporation, (2), (3)	13,917

3,272	Grand Canyon Education Inc., (2)	110,659

3,960	Hillenbrand Inc.	98,168

1,683	ITT Educational Services, Inc., (2), (3)	44,145

330	JTH Holdings Inc., Class A Shares, (2)	5,755

1,976	K12, Inc., (2)	61,454

4,371	LifeLock, Incorporated, (2), (3)	49,698

1,776	Lincoln Educational Services Corporation	11,136

881	Mac-Gray Corporation	12,951

1,989	Matthews International Corporation	76,935

2,026	Outerwall Inc., (2), (3)	111,937

3,423	Regis Corporation	59,458

4,919	Sothebys Holdings Inc.	221,355

1,056	Steiner Leisure Limited, (2)	61,185

5,220	Stewart Enterprises Class A	68,591

778	Strayer Education Inc., (3)	34,434

1,570	Universal Technical Institute Inc.	18,369
	Total Diversified Consumer Services	1,327,581
	Diversified Financial Services – 0.3%

157	California First National Bancorp.	2,715

794	Gain Capital Holdings Inc.	4,319

2,704	Marketaxess	139,797

609	Marlin Business Services Corporation	13,934

1,934	Newstar Financial, Inc., (2), (3)	29,784

4,113	PHH Corporation, (2)	93,201

1,638	PICO Holdings, Inc., (2)	35,856

889	Resource America Inc.	7,379
	Total Diversified Financial Services	326,985
	Diversified Telecommunication Services – 0.5%

5,237	8X8, Inc., (2)	47,447

667	Atlantic Tele-Network, Inc.	34,017

1,933	Cbeyond Inc., (2)	16,373

122	Nuveen Investments

Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)

14,981	Cincinnati Bell Inc., (2)	$51,684

3,402	Cogent Communications Group, Inc.	97,365

2,965	Consolidated Communications Holdings, Inc., (3)	51,858

1,532	FairPoint Communications Inc., (2), (3)	13,420

2,267	General Communication, Inc., (2), (3)	20,063

709	Hawaiian Telcom Holdco Inc., (2), (3)	19,724

998	Hickory Tech Corporation	11,198

1,121	IDT Corporation	23,171

3,844	inContact, Inc., (2)	32,597

2,344	Inteliquent Incn	19,549

4,625	Iridium Communications Inc., (2), (3)	38,943

1,126	Lumos Networks Corporation	21,338

2,648	Orbcomm, Inc., (2)	12,763

3,466	Premiere Global Services, Inc., (2)	38,126

901	Primus Telecommunications Group Inc.	10,794

4,784	TowerStream Corporation, (2), (3)	14,017

1,336	VocalTec Communications Limited, (2), (3)	20,521

11,001	Vonage Holdings Corporation, (2)	35,423
	Total Diversified Telecommunication Services	630,391
	Electric Utilities – 1.3%

2,636	ALLETE Inc	141,342

4,199	Cleco Corporation	203,693

2,898	El Paso Electric Company	109,457

3,123	Empire District Electric Company	72,391

3,620	IDACORP, INC	191,027

1,665	MGE Energy, Inc.	97,752

2,678	Otter Tail Power Corporation	81,920

5,738	PNM Resources Inc.	134,728

5,219	Portland General Electric Company	165,442

3,652	UIL Holdings Corporation	149,148

1,018	Unitil Corp.	31,293

2,981	UNS Energy Corporation	151,584
	Total Electric Utilities	1,529,777
	Electrical Equipment – 1.3%

3,087	Acuity Brands Inc., (3)	267,026

3,155	American Superconductor Corporation, (2)	7,919

1,836	AZZ Inc.	69,456

3,329	Brady Corporation	110,756

22,110	Capstone Turbine Corporation, (2), (3)	32,502

644	Coleman Cable Inc.	13,994

1,489	Encore Wire Corporation	62,106

3,468	EnerSys	183,527

1,149	Enphase Energy Incorporated, (2), (3)	7,296

3,417	Franklin Electric Company, Inc.	127,317

11,207	Fuelcell Energy Inc., (2), (3)	13,673

3,714	Generac Holdings Inc., (3)	161,002

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Electrical Equipment (continued)

3,585	General Cable Corporation, (3)	$112,999

1,273	Global Power Equipment Group Inc.	23,016

8,419	GrafTech International Ltd., (2)	63,311

3,678	II VI Inc., (2)	65,027

1,446	LSI Industries, Inc., (3)	11,799

3,361	Polypore International Inc., (2), (3)	141,128

661	Powell Industries Inc., (2)	32,521

138	Power Solutions International Inc., (2)	6,046

1,366	PowerSecure International, Inc., (2)	22,238

174	Preformed Line Products Company	12,693

2,137	Revolution Lighting Technologies Inc., (2), (3)	8,933

1,954	Thermon Group Holdings Inc., (2)	39,100

1,273	Vicor Corporation, (2)	10,553
	Total Electrical Equipment	1,605,938
	Electronic Equipment & Instruments – 2.4%

1,465	Aeroflex Holding Corporation, (2)	11,017

1,024	Agilysys Inc., (2)	11,868

1,953	Anixter International Inc., (2)	162,177

693	Audience Incorporated, (2)	8,732

1,075	Badger Meter Inc.	51,213

3,172	Belden Inc.	185,911

3,918	Benchmark Electronics Inc., (2)	86,666

2,994	Checkpoint Systems Inc., (2)	51,497

3,131	Cognex Corporation, (3)	166,287

1,754	Coherent Inc.	99,417

2,523	CTS Corporation	35,448

2,674	Daktronics Inc.	29,093

1,355	DTS, Inc., (2)	30,677

1,390	Electro Rent Corporation	24,853

1,698	Electro Scientific Industries Inc.	19,272

2,042	Fabrinet, (2)	30,242

1,253	FARO Technologies, Inc., (2)	46,023

2,778	FEI Company	215,156

2,160	GSI Group, Inc., (2)	18,166

3,135	Insight Enterprises Inc., (2)	67,058

4,090	InvenSense Incorporated, (2), (3)	72,311

2,848	Itron Inc., (2)	122,806

3,324	Kemet Corporation, (2)	14,493

1,604	Littelfuse Inc.	128,304

2,158	Maxwell Technologies, Inc., (2), (3)	17,113

1,119	Measurement Specialties, Inc., (2)	55,704

2,292	Mercury Computer Systems Inc., (2)	21,270

169	Mesa Laboratories, Inc.	11,029

2,670	Methode Electronics, Inc.	50,436

1,139	MTS Systems Corporation	71,814

124	Nuveen Investments

Shares	Description (1)	Value
	Electronic Equipment & Instruments (continued)

650	Multi Fineline Electronix, Inc., (2), (3)	$9,828

2,885	Navarre Corporation, (2)	8,972

1,665	Neonode Incorporated, (2), (3)	12,970

2,830	Newport Corporation, (2)	41,460

1,436	OSI Systems Inc., (2)	101,080

1,540	Park Electrochemical Corporation, (3)	41,888

660	PC Connection, Inc.	11,194

2,457	Plexus Corporation, (2)	85,921

1,695	Radisys Corporation, (2)	7,000

2,916	RealD Inc., (2)	31,055

876	Richardson Electronics Limited	9,846

2,037	Rofin Sinar Technologies Inc., (2)	47,075

1,204	Rogers Corporation, (2), (3)	66,966

6,036	Sanmina-SCI Corporation, (2)	99,353

2,042	ScanSource, Inc., (2)	72,716

1,902	SYNNEX Corporation, (2)	94,187

3,937	TTM Technologies, Inc., (2)	36,378

729	Uni-Pixel Inc., (2), (3)	9,681

2,897	Universal Display Corporation, (2)	83,868

285	Viasystems Group Inc., (2)	4,232

912	Vishay Precision Group Inc., (2), (3)	14,793

1,207	Zygo Corporation, (2)	18,914
	Total Electronic Equipment & Instruments	2,825,430
	Energy Equipment & Services – 1.7%

2,155	Basic Energy Services, Inc., (2), (3)	24,653

636	Bolt Technology Corporation	11,531

2,604	Bristow Group Inc.	177,098

3,246	C&J Energy Services Inc., (2), (3)	62,810

7,118	Cal Dive International Inc., (2), (3)	13,951

1,426	Carbo Ceramics Inc., (3)	125,288

588	Dawson Geophysical Company, (2)	21,215

1,449	ERA Group Incorporated, (2)	35,341

4,148	Exterran Holdings, Inc., (2), (3)	131,699

2,834	Forum Energy Technologies Incorporated, (2)	81,846

944	Geospace Technologies Corporation, (2)	70,243

1,645	Global Geophysical Services Inc., (2)	7,222

1,065	Gulf Island Fabrication, Inc.	26,337

1,923	Gulfmark Offshore Inc.	94,708

7,632	Helix Energy Solutions Group, (2)	193,624

11,736	Hercules Offshore Inc., (2)	80,978

2,579	Hornbeck Offshore Services Inc., (2)	136,558

9,774	ION Geophysical Corporation, (2)	60,110

11,184	Key Energy Services Inc., (2)	70,907

1,906	Matrix Service Company, (2)	30,210

942	Mitcham Industries, Inc., (2)	15,948

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Energy Equipment & Services (continued)

912	Natural Gas Services Group, (2)	$22,207

6,207	Newpark Resources Inc., (2)	71,008

10,423	Nuverra Environmental Solutions, (2), (3)	30,748

8,710	Parker Drilling Company, (2), (3)	52,870

965	PHI Inc Non-Voting, (2)	33,968

4,583	Pioneer Energy Services Corporation, (2)	31,073

872	RigNet, Inc., (2)	23,806

1,448	SeaCor Smit Inc., (3)	126,787

2,247	Tesco Corporation, (2)	29,750

5,745	TETRA Technologies, (2), (3)	58,139

1,133	TGC Industries Inc., (3)	10,163

14,182	Vantage Drilling Company, (2)	26,095

2,882	Willbros Group Inc., (2)	20,693
	Total Energy Equipment & Services	2,009,584
	Food & Staples Retailing – 1.1%

1,347	Andersons, Inc.	79,904

84	Arden Group, Inc.	10,919

2,762	Casey’s General Stores, Inc.	182,927

1,131	Fairway Group Holdings Inc., (2), (3)	28,354

3,563	Harris Teeter Supermarkets Incorporated, (3)	175,228

935	Ingles Markets, Inc.	26,610

905	Nash Finch Company	21,222

638	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	22,866

1,731	Pantry, Inc., (2)	21,551

1,346	PriceSmart, Inc., (3)	122,526

52,608	Rite Aid Corporation, (2)	157,824

1,814	Roundys Inc., (3)	16,544

1,605	Spartan Stores, Inc.	31,570

14,626	SUPERVALU INC., (2), (3)	117,154

1,301	Susser Holdings Corporation, (2)	67,288

1,009	The Chef’s Warehouse Inc., (2)	20,230

3,552	United Natural Foods Inc., (2)	208,147

456	Village Super Market, Inc.	16,804

814	Weis Markets Inc.	40,879
	Total Food & Staples Retailing	1,368,547
	Food Products – 1.6%

208	Alico Inc.	9,531

986	Annie’s Incorporated, (2), (3)	40,732

3,809	B&G Foods Inc.	132,706

4,288	Boulder Brands Inc., (2), (3)	55,358

881	Calavo Growers, Inc.	23,928

999	Cal-Maine Foods, Inc.	50,629

3,402	Chiquita Brands International Inc., (2), (3)	41,096

8,515	Darling International Inc., (2)	172,855

1,604	Diamond Foods Inc., (2)	32,706

126	Nuveen Investments

Shares	Description (1)	Value
	Food Products (continued)

3,700	Dole Food Company Inc., (2)	$47,730

503	Farmer Brothers Company, (2), (3)	8,013

2,727	Fresh Del Monte Produce Inc.	76,601

207	Griffin Land & Nurseries, Inc.	6,587

2,729	Hain Celestial Group Inc., (2), (3)	199,108

968	Inventure Group, (2)	8,586

1,077	J&K Snack Foods Corporation	85,815

588	John B Sanfillippo & Son, Inc.	12,689

1,333	Lancaster Colony Corporation	110,679

341	Lifeway Foods, Inc.	6,029

713	Limoneira Company	16,000

1,451	Omega Protein Corporation, (2)	12,145

4,367	Pilgrim’s Pride Corporation, (2)	72,580

2,353	Post Holdings Inc., (2)	109,156

1,658	Sanderson Farms Inc.	117,121

21	Seaboard Corproation	59,220

617	Seneca Foods Corporation, (2)	21,688

3,269	Snyders Lance Inc.	103,464

1,410	Tootsie Roll Industries Inc.	47,743

2,612	Treehouse Foods Inc., (2)	185,426
	Total Food Products	1,865,921
	Gas Utilities – 0.8%

710	Chesapeake Utilities Corporation	42,082

504	Delta Natural Gas Company, Inc.	11,476

1,796	Laclede Group Inc.	82,365

3,009	New Jersey Resources Corporation	134,683

1,941	Northwest Natural Gas Company	85,288

5,441	Piedmont Natural Gas Company, (3)	187,987

2,101	South Jersey Industries Inc., (3)	128,371

3,337	Southwest Gas Corporation	165,649

3,725	WGL Holdings Inc.	171,238
	Total Gas Utilities	1,009,139
	Health Care Equipment & Supplies – 2.9%

1,592	Abaxis, Inc.	67,023

2,791	Abiomed, Inc., (2), (3)	69,998

5,281	Accuray, Inc., (2), (3)	32,795

5,270	Align Technology, Inc., (2), (3)	226,821

4,049	Alphatec Holdings, Inc., (2)	9,313

882	Analogic Corporation	62,966

1,819	AngioDynamics, Inc., (2)	21,737

872	Anika Therapeutics, Inc., (2)	17,536

7,921	Antares Pharma Inc., (2), (3)	35,011

2,031	Arthrocare Corporation, (2)	73,644

1,334	AtriCure, Inc., (2)	12,886

113	ATRION Corporation	27,250

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)

2,286	Biolase Technology, Inc., (2)	$8,344

2,355	Cantel Medical Corporation	62,502

1,508	Cardiovascular Systems, Inc., (2)	31,050

4,783	Cerus Corporation, (2), (3)	26,785

1,999	Conmed Corporation	65,567

2,040	CryoLife Inc.	14,443

1,058	Cutera, Inc., (2)	10,104

1,991	Cyberonics, (2)	103,512

1,321	Cynosure, Inc., (2)	37,622

905	Derma Sciences Inc., (2), (3)	12,860

5,078	DexCom, Inc., (2), (3)	110,599

4,524	Endologix, Inc., (2)	70,710

636	Exactech, Inc., (2)	13,731

2,098	Genmark Diagnostics Inc., (2), (3)	19,931

3,935	Globus Medical Inc, Class A, (2)	65,951

1,752	Greatbatch, Inc., (2)	66,226

3,302	Haemonetics Corporation, (2)	139,410

1,178	Heartware International Inc., (2), (3)	108,871

865	ICU Medical, Inc., (2)	62,012

3,868	Insulet Corporation, (2)	123,351

1,444	Integra Lifesciences Holdings Corporation, (2), (3)	56,879

2,357	Invacare Corporation, (3)	36,793

2,918	Mako Surgical Corporation, (2), (3)	40,969

3,509	Masimo Corporation, (3)	81,725

1,048	Medical Action Industries, Inc., (2)	9,631

2,987	Meridian Bioscience, Inc.	73,869

3,114	Merit Medical Systems, Inc., (2)	40,918

2,181	Natus Medical, Inc., (2)	27,895

8,616	Navidea Biopharmaceuticals Incorporated, (2), (3)	26,193

1,723	Neogen Corporation, (2), (3)	97,315

3,198	NuVasive, Inc., (2)	72,978

4,304	Nxstage Medical, Inc., (2)	55,780

4,014	OraSure Technologies, Inc., (2)	17,782

1,387	Orthofix International NV, (2), (3)	31,499

971	PhotoMedex, Inc., (2)	15,458

2,023	Quidel Corporation, (2), (3)	54,156

785	Rochester Medical Corporation, (2)	11,602

2,904	Rockwell Medical Technologies, Inc., (2)	14,665

4,136	RTI Biologics Inc., (2)	16,213

5,072	Solta Medical Inc., (2)	13,745

2,907	Spectranetics Corporation, (2)	52,384

2,689	STAAR Surgical Company, (2)	28,261

4,246	Steris Corporation	191,155

980	Surmodics Inc., (2)	19,835

2,716	Symmetry Medical, Inc., (2)	23,656

128	Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)

1,842	TearLab Corporation, (2), (3)	$26,064

4,130	Thoratec Corporation, (2)	135,423

1,874	Tornier N.V, (2), (3)	30,734

6,655	Unilife Corporation, (2), (3)	18,767

243	Utah Medical Products, Inc.	13,564

1,210	Vascular Solutions, Inc., (2)	19,554

3,948	Volcano Corporation, (2), (3)	78,842

2,491	West Pharmaceutical Services Inc.	183,736

2,910	Wright Medical Group, Inc., (2), (3)	79,792

1,316	Zeltiq Aesthetics Inc, (2)	7,949
	Total Health Care Equipment & Supplies	3,516,342
	Health Care Providers & Services – 2.4%

2,552	Acadia Healthcare Company Inc., (2), (3)	94,092

4,173	Accretive Health Inc., (2)	41,647

394	Addus HomeCare Corporation, (2)	7,738

2,802	Air Methods Corporation, (3)	94,119

359	Alliance Imaging Inc., (2)	7,001

570	Almost Family, Inc.	10,904

2,231	Amedisys, Inc., (2)	27,910

3,288	AMN Healthcare Services Inc., (2)	48,597

2,305	AmSurg Corporation, (2)	90,149

1,762	Bio-Reference Laboratories, Inc., (2), (3)	47,134

4,200	Bioscrip, Inc., (2), (3)	68,250

2,085	Capital Senior Living Corporation, (2), (3)	48,038

3,921	Centene Corporation, (2)	217,498

1,360	Chemed Corporation, (3)	96,002

855	Chindex International, Inc., (2)	14,638

822	Corvel Corporation, (2)	27,858

2,013	Cross Country Healthcare, Inc., (2)	11,353

2,903	Emeritus Corporation, (2)	67,321

1,289	Ensign Group Inc.	49,291

2,166	ExamWorks Group Inc., (2)	52,590

3,151	Five Star Quality Care Inc., (2), (3)	18,654

2,255	Gentiva Health Services, Inc., (2)	24,219

2,527	Hanger Orthopedic Group Inc., (2)	93,297

6,285	HealthSouth Corporation, (2)	204,640

2,475	Healthways Inc., (2)	42,471

1,208	IPC The Hospitalist Company, Inc., (2)	60,847

3,918	Kindred Healthcare Inc., (2)	60,180

700	Landauer Inc.	34,489

869	LHC Group, Inc., (2)	19,935

1,889	Magellan Health Services, Inc., (2)	107,956

2,042	Molina Healthcare Inc., (2), (3)	75,799

923	MWI Veterinary Supply, Inc., (2)	131,223

780	National Healthcare Corporation	37,463

558	National Research Corporation, (2)	10,033

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Health Care Providers & Services (continued)

4,562	Owens and Minor Inc., (3)	$164,050

2,185	Pharmerica Corporation, (2)	31,988

765	Providence Service Corporation, (2)	21,091

3,506	Select Medical Corporation	31,449

1,418	Skilled Healthcare Group Inc., (2)	9,245

4,949	Team Health Holdings Inc., (2)	199,049

1,707	Triple-S Management Corporation, Class B Shares, (2)	37,144

2,782	Universal American Corporation	30,157

871	US Physical Therapy, Inc.	24,928

77	USMD Holdings Inc., (2)	2,372

2,443	Vanguard Health Systems Inc., (2)	51,083

3,132	Wellcare Health Plans Inc., (2)	191,146
	Total Health Care Providers & Services	2,837,038
	Health Care Technology – 0.8%

2,648	AthenaHealth Inc., (2), (3)	296,444

799	Computer Programs and Systems, Inc.	44,536

1,040	Greenway Medical Technologies Inc., (2), (3)	12,033

1,447	Healthstream, Inc., (2), (3)	45,581

6,318	HMS Holdings Corporation, (2), (3)	152,832

4,320	MedAssets Inc., (2)	94,046

1,916	Medidata Solutions, Inc., (2), (3)	177,287

4,704	Merge Healthcare Incorporated, (2)	21,309

2,488	Omnicell, Inc., (2)	52,497

2,875	Quality Systems Inc., (3)	65,751

1,518	Vocera Communications Incorporated, (2), (3)	21,981
	Total Health Care Technology	984,297
	Hotels, Restaurants & Leisure – 2.6%

1,721	AFC Enterprises, Inc., (2)	63,333

2,381	Ameristar Casinos, Inc.	63,025

88	Biglari Holdings Inc., (2)	36,657

1,776	BJ’s Restaurants, Inc., (2)	63,297

3,984	Bloomin Brands, (2)	94,022

2,009	Bob Evans Farms	102,097

4,117	Boyd Gaming Corporation, (2), (3)	54,797

1,411	Bravo Brio Restaurant Group, (2)	23,056

1,352	Buffalo Wild Wings, Inc., (2), (3)	140,040

2,729	Caesar’s Entertainment Corporation, (2), (3)	43,828

1,706	Carrols Restaurant Group, Inc., (2)	11,208

1,416	CBRL Group Inc.	138,626

1,280	CEC Entertainment Inc.	53,235

3,733	Cheesecake Factory Inc., (3)	158,429

964	Churchill Downs Inc.	78,286

1,169	Chuy’s Holdings Inc., (2), (3)	41,254

770	Del Friscos Restaurant Group, (2)	16,201

6,612	Denny’s Corporation, (2)	37,622

1,133	DineEquity Inc., (3)	78,936

130	Nuveen Investments

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)

773	Diversified Restaurant Holdings Inc., (2)	$5,511

455	Einstein Noah Restaurant Group	7,385

1,428	Fiesta Restaurant Group, (2)	45,053

491	Ignite Restaurant Group, Incorporated, (2)	7,861

2,872	Interval Leisure Group Inc.	61,777

2,006	Intl Speedway Corporation, (3)	67,903

1,525	Isle of Capri Casinos, (2)	12,109

3,205	Jack in the Box Inc., Term Loan, (2)	128,488

1,221	Jamba, Inc., (2)	17,863

4,718	Krispy Kreme Doughnuts Inc., (2)	99,172

3,102	Life Time Fitness Inc., (2)	165,306

1,482	Luby’s Inc., (2)	11,915

1,351	Marcus Corporation	17,495

2,101	Marriott Vacations Worldwide, (2)	92,444

650	Monarch Casino & Resort, Inc., (2)	13,325

1,919	Morgans Hotel Group Company, (2), (3)	13,798

2,027	Multimedia Games, Inc., (2)	70,925

197	Nathan’s Famous, Inc., (2)	11,280

6,903	Orient Express Hotels Limited, (2)	86,357

1,154	Papa John’s International, Inc., (2)	77,156

4,207	Pinnacle Entertainment Inc., (2)	89,399

1,021	Red Robin Gourmet Burgers, Inc., (2)	58,074

4,390	Ruby Tuesday, Inc., (2)	32,135

2,610	Ruth’s Chris Steak House, Inc.	31,216

3,439	Scientific Games Corporation, (2)	46,874

4,070	Shuffle Master Inc., (2)	92,593

4,045	Sonic Corporation, (2), (3)	62,172

862	Speedway Motorsports Inc.	15,921

4,498	Texas Roadhouse, Inc.	109,931

1,718	Town Sports International	21,681

2,587	Vail Resorts, Inc.	173,277

3,946	WMS Industries Inc., (2)	101,610
	Total Hotels, Restaurants & Leisure	3,145,955
	Household Durables – 1.0%

2,186	American Greetings Corporation	41,621

857	Bassett Furniture, Inc.	13,652

1,823	Beazer Homes USA, Inc., (2)	31,337

670	Blyth Inc., (3)	9,387

511	Cavco Industries, Inc., (2), (3)	27,998

611	CSS Industries Inc.	16,271

1,793	Ethan Allen Interiors Inc., (3)	54,453

704	EveryWare Global Inc., (2)	9,321

334	Flexsteel Industries, Inc.	8,313

2,299	Helen of Troy Limited, (2)	97,662

800	Hooker Furniture Corporation	13,448

8,153	Hovnanian Enterprises Inc., (2)	43,619

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Household Durables (continued)

2,035	Irobot Corporation, (2)	$71,144

6,020	KB Home, (3)	106,855

3,832	La Z Boy Inc.	79,437

1,519	Libbey Inc., (2)	37,459

717	Lifetime Brands, Inc.	10,741

1,788	M/I Homes, Inc., (2), (3)	38,013

2,833	MDC Holdings Inc.	89,636

2,605	Meritage Corporation, (2)	117,902

356	Nacco Industries Inc.	21,833

3,303	Ryland Group Inc., (3)	133,573

1,198	Skullcandy Inc., (2)	6,613

10,678	Standard Pacific Corporation, (2)	87,346

1,065	Tri Pointe Homes, Incorporated, (2), (3)	16,071

1,080	Univeral Electronics Inc., (2)	33,296

991	William Lyon Homes Inc, Class A Shares, (2), (3)	22,407

1,887	Zagg Inc., (2), (3)	8,548
	Total Household Durables	1,247,956
	Household Products – 0.2%

2,858	Central Garden & Pet Company, (2)	21,549

2,379	Harbinger Group Inc., (2)	18,937

373	Oil Dri Corporation	11,884

427	Orchids Paper Products Company	11,580

1,550	Spectrum Brands Inc.	87,451

1,114	WD 40 Company	64,066
	Total Household Products	215,467
	Independent Power Producers & Energy Traders – 0.2%

8,843	Atlantic Power Corporation, (3)	37,671

7,204	Dynegy Inc., (2), (3)	150,131

930	Genie Energy Limited, Class B Shares	9,588

1,316	Ormat Technologies Inc., (3)	30,307
	Total Independent Power Producers & Energy Traders	227,697
	Industrial Conglomerates – 0.1%

2,619	Raven Industries, Inc.	80,299
	Insurance – 2.2%

3,242	Ambac Financial Group, Inc., (2)	81,180

4,613	American Equity Investment Life Holding Company, (3)	83,957

671	American Safety Insurance Holdings, (2)	20,103

1,344	Amerisafe, Inc.	48,021

1,988	Amtrust Financial Services, Inc., (3)	82,760

1,958	Argo Group International Holdings Inc.	87,425

676	Baldwin & Lyons, Class B	18,056

3,130	Citizens Inc., (2)	22,348

16,007	CNO Financial Group Inc.	228,580

1,941	Crawford & Co	15,256

534	Donegal Group, Inc., B	7,343

434	Eastern Insurance Holdings, Inc.	8,476

132	Nuveen Investments

Shares	Description (1)	Value
	Insurance (continued)

1,403	eHealth, Inc., (2)	$43,128

332	EMC Insurance Group Inc.	9,628

2,230	Employers Holdings, Inc.	58,627

626	Enstar Group, Limited, (2)	89,944

639	FBL Financial Group Inc.	28,263

7,795	First American Corporation	177,180

496	Fortegra Financial Corp, (2)	3,348

677	Global Indemnity PLC, (2)	17,588

1,943	Greenlight Capital Re, Ltd, (2)	51,373

1,056	Hallmark Financial Services, Inc., (2)	10,317

668	HCI Group Inc.	24,382

328	Health Insurance Innnovations Inc., (2)	3,979

4,471	Hilltop Holdings Inc., (2)	76,141

2,938	Horace Mann Educators Corporation	83,263

605	Independence Holding Company	8,488

831	Infinity Property and Casualty Corporation	54,023

92	Investors Title Company	6,860

306	Kansas City Life Insurance Company	13,467

3,591	Maiden Holdings, Ltd, (3)	43,667

3,594	Meadowbrook Insurance Group, Inc.	27,278

3,334	Montpelier Re Holdings Limited	90,051

462	National Interstate Corporation	12,590

157	National Western Life Insurance Company, (3)	33,590

739	Navigators Group, Inc., (2)	42,832

1,569	OneBeacon Insurance Group Limited, Class A	22,751

431	Phoenix Companies Inc., (2)	18,391

2,289	Platinum Underwriters Holdings Limited	132,968

4,106	Primerica Inc.	168,510

1,533	RLI Corporation, (3)	126,534

940	Safety Insurance Group, Inc.	50,544

4,000	Selective Insurance Group Inc.	97,800

1,094	State Auto Financial Corporation	22,208

1,477	Stewart Information Services Corporation, (3)	45,684

5,734	Symetra Financial Corporation	103,097

4,138	Tower Group Inc., (3)	90,498

1,490	United Fire Group Inc.	38,755

2,114	Universal Insurance Holdings Inc.	16,616
	Total Insurance	2,647,868
	Internet & Catalog Retail – 0.4%

1,934	1-800-Flowers, (2)	12,726

893	Blue Nile Inc., (2), (3)	34,675

2,437	Hosting Site Network, Inc.	146,366

2,104	Nutri System Inc.	26,321

1,704	Orbitz Worldwide Inc., (2)	15,694

806	Overstock.com, Inc., (2)	27,412

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Internet & Catalog Retail (continued)

1,448	PetMed Express, Inc.	$24,254

2,736	Shutterfly, Inc., (2), (3)	146,622

2,830	ValueVision Media Inc., (2)	16,782

1,636	Vitacost.com, Inc., (2)	14,593
	Total Internet & Catalog Retail	465,445
	Internet Software & Services – 2.6%

3,889	Active Network Inc., (2), (3)	33,173

3,043	Angie’s List, (2), (3)	67,007

3,332	Bankrate Inc., (2)	59,743

3,462	Bazaarvoice Inc., (2)	36,282

2,965	Blucora Inc., (2)	59,300

2,026	Brightcove Inc., (2)	20,706

835	Carbonite Inc., (2)	11,014

431	ChannelAdvisor Corporation, (2)	8,465

2,572	ComScore Inc., (2), (3)	74,485

2,213	Constant Contact Inc., (2)	42,467

2,909	Cornerstone OnDemand Inc., (2), (3)	128,112

2,056	CoStar Group, Inc., (2), (3)	321,867

3,144	DealerTrack Technologies Inc., (2)	117,586

2,607	Demand Media Inc., (2)	17,050

1,158	Demandware Incorporated, (2)	51,438

2,926	Dice Holdings Inc., (2)	25,368

2,540	Digital River, Inc., (2)	43,155

1,063	E2open Inc., (2), (3)	21,132

7,425	Earthlink, Inc.	46,555

942	Egain Communications Corporation, (2)	10,842

1,538	Envestnet Inc., (2)	38,281

1,546	Global Eagle Acquisition Corporation, (2)	17,485

3,930	Internap Network Services Corporation, (2)	32,030

2,701	Intralinks Holdings INc., (2)	25,660

3,310	J2 Global Inc., (3)	151,499

1,173	Keynote Systems, Inc.	23,378

4,190	Limelight Networks Inc., (2)	10,056

1,746	Liquidity Services, Inc., (2), (3)	49,761

3,969	Liveperson, Inc., (2)	36,674

1,752	LogMeIn Inc., (2)	52,069

1,679	Marchex, Inc.	10,242

661	Marin Software Inc., (2)	7,641

1,716	Market Leader, Inc., (2)	20,094

502	Marketo Inc., (2), (3)	15,778

2,542	Millennial Media Incorporated, (2)	25,191

8,396	Monster Worldwide Inc., (2), (3)	48,025

2,908	Move, Inc., (2)	40,392

161	Net Element International Inc., (2), (3)	972

4,673	NIC, Incorporated	86,077

134	Nuveen Investments

Shares	Description (1)	Value
	Internet Software & Services (continued)

1,642	Open Solutions Inc., (2), (3)	$104,563

2,366	Perficient, Inc., (2)	32,296

2,259	QuinStreet, Inc., (2)	21,031

1,619	RealNetworks Inc., (2)	12,742

600	Reis, Inc., (2)	11,040

2,646	Responsys Inc., (2), (3)	38,341

1,641	SciQuest Inc., (2)	40,467

534	Shutterstock Incorporated, (2), (3)	28,382

1,267	Spark Networks, Incorporated, (2)	10,491

1,082	SPS Commerce Inc., (2), (3)	69,821

941	Stamps.com Inc., (2)	37,508

3,608	Support.com, Inc., (2)	18,220

1,143	TechTarget Inc., (2)	6,161

529	Travelzoo Inc., (2)	15,166

1,727	Trulia Inc., (2), (3)	64,348

6,711	United Online, Inc.	54,493

6,799	Unwired Planet Inc,, (2)	13,802

5,492	ValueClick, Inc., (2)	134,224

2,352	VistaPrint NV, (2), (3)	119,905

1,354	Vocus, Inc., (2)	13,838

3,021	Web.com, Inc., (2), (3)	78,486

2,529	WebMD Health Corporation, Class A, (2)	83,482

1,841	XO Group, Incorporated, (2)	22,018

538	Xoom Corporation, (2), (3)	17,652

2,144	Yelp Incorporated, (2), (3)	89,619

1,501	Zillow Inc, (2), (3)	110,894

4,516	Zix Corporation, (2)	20,322
	Total Internet Software & Services	3,156,364
	IT Services – 1.8%

5,326	Acxiom Corporation, (2)	137,251

828	Blackhawk Network Holdings Inc., (2), (3)	20,203

1,663	CACI International Inc., (2), (3)	110,423

3,232	Cardtronics Inc., (2)	95,215

757	Cass Information Systems, Inc.	41,794

5,395	Ciber, Inc., (2)	19,638

1,132	Computer Task Group, Inc.	21,055

7,569	Convergys Corporation, (3)	143,281

2,441	CSG Systems International Inc.	57,803

1,574	EPAM Systems Inc., (2), (3)	45,567

3,591	Euronet Worldwide, Inc., (2)	132,185

2,125	Evertec Inc., (2)	50,788

2,351	Exlservice Holdings, Inc., (2)	65,828

904	Forrester Research, Inc.	31,712

4,871	Global Cash Access Holdings, Inc., (2)	34,048

1,820	Hackett Group, Inc.	10,119

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	IT Services (continued)

2,618	Heartland Payment Systems Inc., (3)	$97,678

2,260	Higher One Holdings Incn, (2)	24,408

2,380	IGATE Corporation, (2)	55,478

4,169	Lionbridge Technologies, Inc., (2)	13,799

1,712	ManTech International Corporation, Class A, (3)	50,572

4,920	Maximus Inc.	185,041

2,666	ModusLink Global Solutions Inc., (2)	8,291

1,590	Moneygram International Inc., (2)	34,519

3,063	Planet Payment Inc., (2)	9,220

1,610	PRG-Schultz International Inc., (2)	9,982

7,950	Sapient Corporation, (2)	108,995

4,401	ServiceSource International Inc., (2)	46,959

2,829	Sykes Enterprises Inc., (2)	49,677

1,112	Syntel Inc.	79,819

1,434	TeleTech Holdings, Inc., (2)	35,922

3,246	Unisys Corporation, (2), (3)	84,201

1,474	Virtusa Corporation, (2)	38,000

2,796	WEX Inc., (2)	243,084
	Total IT Services	2,192,555
	Leisure Equipment & Products – 0.5%

937	Arctic Cat, Inc.	51,572

1,554	Black Diamond Group Inc., (2), (3)	16,068

6,518	Brunswick Corporation, (3)	246,055

4,816	Callaway Golf Company, (3)	34,579

1,384	JAKKS Pacific Inc., (3)	8,318

357	Johnson Outdoors, Inc., (2)	9,093

4,592	LeapFrog Enterprises Inc., (2), (3)	52,900

768	Marine Products Corporation	6,943

2,236	Nautilus Group, Inc., (2)	19,632

4,623	Smith & Wesson Holding Corporation, (2)	54,736

477	Steinway Musical Instrument Inc., (2)	17,339

1,391	Sturm, Ruger, & Company, (3)	70,760
	Total Leisure Equipment & Products	587,995
	Life Sciences Tools & Services – 0.4%

748	Accelerate Diagnostics Inc., (2)	6,268

5,231	Affymetrix, Inc., (2), (3)	19,878

1,677	Albany Molecular Research Inc., (2)	21,315

2,194	Cambrex Corporation, (2)	32,142

1,800	Fluidigm Corporation, (2)	31,968

479	Furiex Pharmaceuticals Inc., (2)	21,071

1,835	Harvard Bioscience, Inc., (2)	9,817

2,692	Luminex Corporation, (2)	53,598

2,370	NeoGenomics Inc., (2)	6,731

3,005	Pacific Biosciences of California Inc., (2)	7,783

4,095	Parexel International Corporation, (2), (3)	202,498

8,297	Sequenom, Inc., (2), (3)	24,891
	Total Life Sciences Tools & Services	437,960

136	Nuveen Investments

Shares	Description (1)	Value
	Machinery – 2.9%

2,888	Accuride Corporation, (2)	$16,519

5,273	Actuant Corporation	186,190

512	Alamo Group Inc.	21,335

2,046	Albany International Corporation, Class A	70,607

1,996	Altra Industrial Motion, Inc., (3)	49,780

701	American Railcar Industries, (3)	25,187

631	Ampco-Pittsburgh Corporation	12,140

1,487	Astec Industries Inc.	52,045

3,873	Barnes Group Inc.	127,809

3,626	Blount International Inc., (2)	47,791

3,471	Briggs & Stratton Corporation	70,288

2,184	Chart Industries, Inc., (2), (3)	248,321

1,266	CIRCOR International Inc.	66,490

3,580	CLARCOR, Inc.	196,828

1,405	Columbus McKinnon Corporation NY, (2)	31,079

1,850	Commercial Vehicle Group Inc., (2)	13,394

1,640	Douglas Dynamics Inc.	23,567

999	Dynamic Material Corporation	19,371

3,255	Energy Recovery, Inc., (2)	14,224

1,505	EnPro Industries Inc., (2), (3)	85,529

1,905	ESCO Technologies Inc.	65,970

451	ExOne Company, (2), (3)	27,520

4,606	Federal Signal Corporation, (2), (3)	44,678

3,545	Flow International Corporation, (2)	13,684

887	Freightcar America Inc.	16,152

579	Global Brass & Copper Holdings Inc., (2), (3)	10,787

1,126	Gorman-Rupp Company, (3)	39,106

737	Graham Corporation	24,093

1,760	Greenbrier Companies Inc., (2), (3)	40,251

864	Hardinge, Inc.	13,668

478	Hurco Companies, Inc., (3)	13,623

758	Hyster-Yale Materials Handling Inc.	49,278

2,143	John Bean Technologies Corporation, (3)	50,811

807	Kadant Inc.	26,421

2,320	Kaydon Corporation	67,466

675	LB Foster Company	31,374

926	Lindsay Manufacturing Company, (3)	69,543

1,266	Lydall Inc., (2)	19,699

886	Manitex International, Inc., (2)	10,224

7,147	Meritor Inc., (2)	58,105

1,087	Met-Pro Corp.	14,838

1,354	Middleby Corporation, (2)	242,285

819	Midwest Air Group Inc.	13,587

2,025	Mueller Industries Inc.	111,152

11,604	Mueller Water Products Inc.	89,815

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Machinery (continued)

1,260	NN, Incorporated	$15,498

205	OmegaFlex, Inc.	3,692

1,538	Peerless Manufacturing Company, (2)	11,689

1,229	Proto Labs Incorporated, (2)	83,166

1,643	RBC Bearings Inc., (2)	90,135

2,133	Rexnord Corporation, (2)	40,463

935	Standex International Corporation	55,193

1,530	Sun Hydraulics Corporation	48,119

1,331	Tecumseh Products Company, Class A, (2)	15,280

1,325	Tennant Company, (3)	68,370

3,856	Titan International Inc.	66,477

2,860	TriMas Corporation, (2)	105,906

631	Twin Disc, Inc.	15,762

5,060	Wabash National Corporation, (2), (3)	54,294

2,080	Watts Water Technologies, Inc.	108,742

4,953	Woodward Governor Company, (3)	202,677

787	Xerium Technologies, (2)	9,743
	Total Machinery	3,537,830
	Marine – 0.1%

407	International Shipholding Corp.	11,127

3,076	Matson Incorporated, (3)	87,112

1,540	Ultrapetrol Limited, (2), (3)	4,728
	Total Marine	102,967
	Media – 1.3%

1,361	A.H. Belo Corporation, Class A Shares	10,208

1,829	Arbitron Inc.	84,061

327	Beasley Broadcast Group, Inc.	2,626

7,477	Belo Corp.	106,622

1,312	Carmike Cinemas, Inc., (2)	24,036

5,516	Central European Media Enterprises Limited, (2)	18,534

2,558	Crown Media Holdings, Inc., (2)	7,597

5,425	Cumulus Media, Inc., (2)	23,219

73	Daily Journal Corporation, (2)	9,753

1,235	Dex Media Inc., (2)	18,402

1,743	Digital Generation Inc., (2), (3)	13,508

2,212	E.W. Scripps Company, Class A, (2)	36,741

1,810	Entercom Communications Corporation, (2), (3)	17,756

4,090	Entravision Communications Corporation	23,272

638	Fisher Communications, Inc.	26,139

1,397	Global Sources, Limited, (2)	10,114

3,624	Gray Television Inc., (2)	28,303

3,096	Harte-Hanks Inc.	29,598

619	Hemisphere Media Group Inc., (2)	8,517

2,992	Journal Communications Inc., (2)	27,407

2,050	Links Media LLC, (2)	33,108

138	Nuveen Investments

Shares	Description (1)	Value
	Media (continued)

10,140	Live Nation Inc., (2)	$166,093

938	Loral Space & Communications, Inc.	58,616

1,920	Martha Stewart Living Omnimedia Inc., (2)	4,819

4,293	McClatchy Company, (2), (3)	13,351

1,895	MDC Partners, Inc.	46,636

1,412	Media General Inc., (2), (3)	15,518

2,573	Meredith Corporation, (3)	122,269

4,153	National CineMedia, Inc.	75,211

9,295	New York Times, Class A, (2), (3)	113,213

2,116	Nexstar Broadcasting Group, Inc.	76,261

752	ReachLocal Inc., (2), (3)	9,708

1,239	Reading International Inc., A, (2)	7,694

692	Rentrak Corporation, (2)	14,864

346	Saga Comunications Inc Class A Shares	17,940

750	Salem Communications Corporation	5,678

1,920	Scholastic Corporation	58,560

4,929	Sinclair Broadcast Group, Series A	139,047

2,797	Vallassis Communications Inc., (3)	80,078

2,009	World Wrestling Entertainment Inc.	21,376
	Total Media	1,606,453
	Metals & Mining – 1.2%

10,067	AK Steel Holding Corporation, (2), (3)	34,228

7,485	Allied Nevada Gold Corporation, (2)	49,925

1,237	AM Castle & Company, (2), (3)	21,054

2,006	AMCOL International Corp., (3)	70,370

3,812	Century Aluminum Company, (2)	31,983

7,312	Coeur d’Alene Mines Corporation, (2)	98,054

8,421	Commercial Metals Company	130,441

4,966	General Moly, Inc., (2)	9,336

4,553	Globe Specialty Metals Inc.	54,317

2,384	Gold Resource Corp.	18,929

399	Handy & Harman Limited, (2)	7,804

909	Haynes International Inc.	43,723

23,980	Hecla Mining Company, (3)	77,455

3,245	Horsehead Holding Corp., (2)	39,751

1,362	Kaiser Aluminum Corporation	88,871

1,513	Materion Corporation	45,602

9,468	Midway Gold Corporation, (2)	9,847

8,935	Molycorp Inc., (2), (3)	66,655

2,468	Noranda Aluminum Hodlings Corporation	7,675

675	Olympic Steel Inc., (3)	18,799

10,193	Paramount Gold and Silver Corporation, (2), (3)	14,474

2,245	RTI International Metals, Inc., (2), (3)	68,809

1,869	Schnitzer Steel Industries, Inc.	47,959

8,573	Stillwater Mining Company, (2), (3)	103,733

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Metals & Mining (continued)

5,042	SunCoke Energy Inc., (2)	$79,664

507	Universal Stainless & Alloy Products, Inc., (2)	13,081

1,545	US Silica Holdings Inc., (3)	37,389

4,508	Walter Industries Inc., (3)	50,445

3,809	Worthington Industries, Inc.	136,248
	Total Metals & Mining	1,476,621
	Multiline Retail – 0.2%

974	Bon-Ton Stores, Inc., (3)	18,370

2,645	Freds Inc., (3)	45,494

627	Gordmans Stores Inc., (2)	8,772

7,521	Saks Inc., (2)	120,486

3,098	Tuesday Morning Corporation, (2)	34,760
	Total Multiline Retail	227,882
	Multi-Utilities – 0.3%

4,056	Avista Corporation	116,732

3,203	Black Hills Corporation	169,919

2,695	Northwestern Corporation	113,729
	Total Multi-Utilities	400,380
	Oil, Gas & Consumable Fuels – 3.2%

6,114	Abraxas Petroleum Corporation, (2)	14,918

156	Adams Resources and Energy, Incorporated	10,432

1,677	Alon USA Energy, Inc., (3)	22,908

15,909	Alpha Natural Resources Inc., (2)	86,545

1,889	Amyris Inc., (2), (3)	5,195

676	Apco Oil and Gas International Inc., (2)	11,533

2,464	Approach Resources Inc., (2)	65,271

15,293	Arch Coal Inc., (3)	59,643

3,795	Berry Petroleum Company	153,887

3,564	Bill Barrett Corporation, (2), (3)	79,905

2,121	Bonanza Creek Energy Inc., (2)	86,410

8,488	BPZ Resources, Inc., (2)	20,456

2,921	Callon Petroleum Company Del, (2)	11,684

2,931	Carrizo Oil & Gas, Inc., (2)	92,825

436	Clayton Williams Energy, (2), (3)	24,821

4,894	Clean Energy Fuels Corporation, (2), (3)	63,182

4,383	Cloud Peak Energy Inc., (2)	70,259

3,564	Comstock Resources Inc.	59,768

945	Contango Oil & Gas Company	36,534

1,574	Crimson Exploration Inc., (2)	5,053

3,430	Crosstex Energy, Inc.	68,909

2,676	Delek US Holdings Inc.	80,949

1,284	Diamondback Energy, (2)	49,023

2,634	Emerald Oil Inc., (2)	18,965

3,449	Endeavor International Corporation, (2), (3)	14,693

5,842	Energy XXI Limited Bermuda	156,858

2,154	EPL Oil & Gas Inc., (2)	69,273

140	Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

2,566	Equal Energy Limited, (3)	$10,777

1,225	Evolution Petroleum Corporation, (2)	15,153

9,778	Exco Resources Inc., (3)	84,775

8,723	Forest Oil Corporation, (2), (3)	44,662

3,817	Frontline Limited, (2), (3)	10,001

3,919	FX Energy, Inc., (2), (3)	14,344

1,741	GasLog Limited	24,200

3,997	Gastar Exploration, Limited, (2)	13,190

1,924	Goodrich Petroleum Corporation, (2), (3)	36,594

1,848	Green Plains Renewable Energy, Inc., (2)	30,603

14,911	Halcon Resources Corporation, (2), (3)	81,712

485	Hallador Energy Company	3,822

77	Isramco, Inc., (2)	8,475

3,162	Kior Inc., Class A Shares, (2), (3)	15,209

1,809	Knightsbridge Tankers Limited	13,857

19,124	Kodiak Oil & Gas Corporation, (2)	185,694

2,166	L&L Energy Inc., (2)	6,780

12,385	Magnum Hunter Resources Corporation, (2), (3)	47,435

3,568	Matador Resources Company, (2), (3)	46,741

2,391	Midstates Petroleum Company Incorporated, (2)	14,346

2,293	Miller Energy Resources Inc., (2), (3)	11,442

4,629	Nordic American Tanker Shipping Ltd, (3)	43,883

4,704	Northern Oil and Gas Inc., (2), (3)	62,140

516	Panhandle Oil and Gas Inc.	15,356

2,216	PDC Energy Inc., (2)	122,212

4,080	Penn Virginia Corporation, (2), (3)	20,563

4,190	Petroquest Energy Inc., (2)	18,855

8,699	Quicksilver Resources Inc., (2), (3)	12,614

1,524	Renewable Energy Group Inc., (2)	23,744

16,275	Rentech, Inc.	34,829

4,878	Resolute Energy Corporation, (2)	40,829

3,197	Rex Energy Inc., (2), (3)	61,350

422	Rex Stores Corporation, (2)	15,357

4,402	Rosetta Resources, Inc., (2)	200,775

2,049	Sanchez Energy Corporation, (2), (3)	48,459

11,702	Scorpio Tankers Inc.	116,435

3,029	SemGroup Corporation, A Shares	170,957

4,031	Ship Financial International Limited	64,859

3,445	Solazyme Inc., (2), (3)	38,825

3,664	Stone Energy Corporation, (2)	89,255

3,173	Swift Energy Company, (2), (3)	40,424

3,655	Synergy Resources Corporation, (2)	28,326

2,371	Targa Resources Corporation	161,631

4,666	Teekay Tankers Limited, Class A Shares, (3)	13,158

3,277	Triangle Petroleum Corporation, (2)	23,267

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

6,275	Uranium Energy Corporation, (2), (3)	$14,495

8,745	Ur-Energy Inc., (2), (3)	10,232

4,172	Vaalco Energy Inc., (2)	25,866

2,570	W&T Offshore Inc., (3)	41,865

5,310	Warren Resources Inc., (2)	15,240

3,901	Western Refining Inc., (3)	117,537

806	Westmoreland Coal Company, (2)	10,293

2,670	ZaZa Energy Corporation, (2), (3)	3,311
	Total Oil, Gas & Consumable Fuels	3,866,653
	Paper & Forest Products – 0.8%

1,002	Boise Cascade Company, (2), (3)	26,513

2,801	Buckeye Technologies Inc.	104,253

1,600	Clearwater Paper Corporation, (2)	78,272

806	Deltic Timber Corporation, (3)	48,626

3,093	Glatfelter	81,872

2,942	KapStone Paper and Packaging Corp.	129,595

10,040	Louisiana-Pacific Corporation, (2)	163,250

1,173	Neenah Paper, Inc., (3)	46,416

5,029	Resolute Forest Products, (2), (3)	76,743

2,260	Schweitzer-Mauduit International Inc.	122,356

3,264	Wausau Paper Corp.	37,177
	Total Paper & Forest Products	915,073
	Personal Products – 0.4%

1,846	Elizabeth Arden, Inc., (2)	75,797

1,418	Female Health Company	13,017

1,182	Inter Parfums, Inc.	38,982

8,179	Lifevantage Corporation, (2)	21,347

958	Medifast, Inc., (2), (3)	26,192

838	Nature’s Sunshine Products	15,252

645	Nutraceutical International Corporation, (3)	14,332

3,725	Prestige Brands Holdings Inc., (2)	126,315

837	Revlon Inc., (2)	21,000

11,996	Star Scientific, Inc., (2), (3)	22,073

1,282	Synutra International Inc., (2)	6,320

411	USANA Health Sciences, Inc., (2)	33,957
	Total Personal Products	414,584
	Pharmaceuticals – 1.3%

1,682	AcelRx Pharmaceuticals Inc., (2)	19,595

4,212	Akorn, Inc., (2)	59,768

1,222	Alimera Sciences, Inc., (2)	5,646

1,902	Ampio Pharmaceuticals Inc., (2), (3)	10,575

3,553	Auxilium Pharmaceuticals, Inc., (2)	65,233

10,050	Avanir Pharmaceuticals, (2)	47,336

1,994	Biodelivery Sciences, Inc., (2), (3)	8,614

4,454	Cadence Pharmaceuticals, Inc., (2)	33,271

1,068	Cempra Inc., (2)	9,356

142	Nuveen Investments

Shares	Description (1)	Value
	Pharmaceuticals (continued)

3,647	Corcept Therapeutics, Inc., (2)	$7,695

636	Cornerstone Therapeutics Inc., (2)	5,673

4,127	DepoMed, Inc., (2)	26,908

2,193	Endocyte Inc., (2), (3)	39,408

792	Hi Tech Pharmacal Company, Inc., (3)	28,464

3,713	Horizon Pharma Inc., (2), (3)	9,357

4,933	Impax Laboratories Inc., (2)	102,310

1,182	Lannett Company Inc., (2)	16,418

4,035	Medicines Company, (2), (3)	124,682

8,321	Nektar Therapautics, (2)	93,278

2,206	Omeros Corporation, (2), (3)	11,846

3,486	Optimer Pharmaceuticals, Inc., (2), (3)	43,610

1,985	Pacira Pharmaceuticals, Inc., (2), (3)	67,351

1,262	Pernix Therapeutics Holdings, Incorporated, (2)	4,291

1,970	Pozen Inc., (2)	11,328

3,738	Questcor Pharmaceuticals Inc., (3)	249,773

1,653	Repros Therapeutics, Inc., (2), (3)	34,101

1,202	Sagent Pharmaceuticals Inc., (2)	26,119

3,993	Santarus, Inc., (2)	97,110

3,896	SciClone Pharmaceuticals, Inc., (2)	24,389

987	Sucampo Pharmaceuticals, Inc., (2)	6,050

1,072	Supernus Pharmaceuticals Incorporated, (2)	7,343

5,624	TherapeuticsMD, (2), (3)	12,991

4,705	ViroPharma, Inc., (2), (3)	161,476

7,252	Vivus, Inc., (2), (3)	107,402

3,181	Xenoport, Inc., (2)	17,146

5,167	Zogenix Inc., (2), (3)	8,009
	Total Pharmaceuticals	1,603,922
	Professional Services – 1.3%

3,544	Acacia Research, (3)	80,874

517	Barrett Business Services, Inc.	36,324

2,813	CBIZ Inc., (2), (3)	20,422

1,015	CDI Corporation	15,966

2,422	Corporate Executive Board Company	163,315

733	CRA International, Inc., (2)	14,030

950	Exponent, Inc.	62,814

655	Franklin Covey Company, (2)	10,572

2,905	FTI Consulting Inc., (2), (3)	108,240

1,057	GP Strategies Corporation, (2)	27,915

1,333	Heidrick & Struggles International, Inc.	20,502

1,678	Huron Consulting Group, Inc., (2)	85,477

1,421	ICF International, Inc., (2), (3)	47,447

1,618	Insperity Inc.	53,507

1,986	Kelly Services, Inc., (3)	38,866

1,950	KForce Inc.	32,526

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Professional Services (continued)

3,542	Korn Ferry International, (2)	$69,175

1,156	Mistras Group Inc., (2)	19,432

493	National Technical Systems, Inc., (2)	7,863

3,633	Navigant Consulting Inc., (2)	48,755

5,737	Odyssey Marine Exploration Inc., (2), (3)	20,366

3,294	On Assignment, Inc., (2)	100,566

11,669	Pendrell Corporation, (2)	28,006

2,940	Resources Connection, Inc., (3)	39,102

2,335	RPX Corporation, (2)	40,722

2,542	The Advisory Board Company, (2), (3)	149,190

2,931	TrueBlue Inc., (2)	78,258

305	VSE Corporation	13,200

1,798	WageWorks, Incorporated, (2)	60,718
	Total Professional Services	1,494,150
	Real Estate Investment Trust – 6.9%

3,960	Acadia Realty Trust	102,089

1,996	AG Mortgage Investment Trust Inc.	36,207

974	Agree Realty Corporation	29,376

156	Alexander’s Inc., (3)	47,112

2,448	American Assets Trust Inc, (3)	79,315

4,248	American Capital Mortgage Investment Corporation	83,176

11,097	American Realty Capital Properties Inc, (3)	160,352

987	American Residential Properties Inc., (2)	17,312

1,165	AmREIT Inc., Class B Shares	21,308

9,962	Anworth Mortgage Asset Corporation	48,415

2,163	Apollo Commercial Real Estate Finance, Inc.	34,673

2,296	Apollo Residential Mortgage Inc.	36,805

1,541	Ares Commercial Real Estate Corporation	20,249

1,369	Armada Hoffler Properties Inc.	14,881

25,863	Armour Residential REIT Inc.	115,349

4,427	Ashford Hospitality Trust Inc.	51,663

3,665	Associated Estates Realty Corp., (3)	56,001

828	Aviv REIT Inc., (3)	20,617

4,651	Campus Crest Communities Inc.	52,789

6,402	CapLease Inc.	54,289

6,820	Capstead Mortgage Corporation, (3)	80,612

5,210	Cedar Shopping Centers Inc.	28,863

17,936	Chambers Street Properties, (3)	145,102

1,290	Chatham Lodging Trust	22,523

3,500	Chesapeake Lodging Trust	80,185

6,385	Colonial Properties Trust	154,581

4,411	Colony Financial Inc.	89,455

1,522	Coresite Realty Corporation, (3)	51,687

7,733	Cousins Properties, Inc.	79,263

9,598	CubeSmart	155,488

144	Nuveen Investments

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)

1,405	CyrusOne Inc.	$28,592

12,094	CYS Investments Inc.	100,380

20,206	DCT Industrial Trust Inc.	151,747

13,920	DiamondRock Hospitality Company	135,024

4,497	Dupont Fabros Technology Inc., (3)	103,026

3,756	Dynex Capital, Inc.	36,095

2,180	EastGroup Properties Inc., (3)	134,855

7,813	Education Realty Trust Inc.	73,677

464	Ellington Residential Mortgage REIT	7,201

3,389	Entertainment Properties Trust	170,738

3,792	Equity One Inc., (3)	87,747

3,478	Excel Trust Inc.	45,144

9,200	FelCor Lodging Trust Inc., (2)	55,568

7,744	First Industrial Realty Trust, Inc.	126,692

4,273	First Potomac Realty Trust	57,985

6,477	Franklin Street Properties Corporation	86,209

5,158	Geo Group Inc.	179,086

1,900	Getty Realty Corporation	39,121

903	Gladstone Commercial Corporation	16,805

10,328	Glimcher Realty Trust, (3)	116,087

3,939	Government Properties Income Trust	99,539

4,278	Gramercy Property Trust Inc, (2)	20,321

6,459	Healthcare Realty Trust, Inc.	166,061

14,594	Hersha Hospitality Trust	85,667

5,428	Highwoods Properties, Inc., (3)	196,928

3,123	Hudson Pacific Properties Inc.	67,769

6,112	Inland Real Estate Corporation	62,892

9,742	Invesco Mortgage Capital Inc.	160,061

7,252	Investors Real Estate Trust, (3)	62,657

6,249	iStar Financial Inc., (2), (3)	70,989

966	Javelin Mortgage Investment Corporation, (3)	12,935

6,591	Kite Realty Group Trust	38,030

6,883	LaSalle Hotel Properties	185,428

11,314	Lexington Corporate Properties Trust	141,878

2,502	LTC Properties Inc.	96,752

10,812	Medical Properties Trust Inc.	157,855

3,139	Monmouth Real Estate Investment Corporation	30,699

4,131	MPG Office Trust Inc., (2)	12,930

1,798	National Health Investors Inc., (3)	112,537

18,230	New Residential Investment	120,865

4,714	New York Mortgage Trust, Inc., (3)	30,358

14,340	Northstar Realty Finance Corporation	140,532

849	One Liberty Properties Inc.	19,722

3,138	Parkway Properties Inc.	54,915

4,425	Pebblebrook Hotel Trust	117,926

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)

5,030	Penn Real Estate Investment Trust	$104,121

4,251	PennyMac Mortgage Investment Trust, (3)	93,862

2,917	Potlatch Corporation	128,436

1,315	PS Business Parks Inc.	96,350

5,180	RAIT Investment Trust	39,161

4,414	Ramco-Gershenson Properties Trust	68,373

5,855	Redwood Trust Inc., (3)	99,184

9,224	Resource Capital Corporation	61,247

4,786	Retail Opportunity Investments Corporation	65,568

8,911	RLJ Lodging Trust	215,824

1,641	Rouse Properties Inc., (3)	33,394

3,178	Ryman Hospitalities Properties, (3)	118,381

2,744	Sabra Health Care Real Estate Investment Trust Inc.	72,003

560	Saul Centers Inc., (3)	25,413

1,576	Select Income REIT	42,520

1,097	Silver Bay Realty Trust Corporation	17,651

2,099	Sovran Self Storage Inc.	145,041

3,014	STAG Industrial Inc.	62,480

13,063	Strategic Hotels & Resorts Inc., (2)	115,738

4,751	Summit Hotel Properties Inc.	48,080

2,656	Sun Communities Inc., (3)	128,604

11,732	Sunstone Hotel Investors Inc., (2)	151,812

1,421	Terreno Realty Corporation	26,061

1,101	UMH Properties Inc.	12,034

880	Universal Health Realty Income Trust	38,254

1,838	Urstadt Biddle Properties Inc.	38,819

4,791	Washington Real Estate Investment Trust, (3)	128,782

1,751	Western Asset Mortgage Capital Corporation, (3)	29,399

1,077	Whitestone Real Estate Investment Trust, (3)	17,426

2,161	Winthrop Realty Trust, Inc.	27,596

418	ZAIS Financial Corporation	7,173
	Total Real Estate Investment Trust	8,246,549
	Real Estate Management & Development – 0.3%

3,101	Alexander & Baldwin Inc., (2)	137,343

1,805	Altisource Residential Corporation, (2)	34,602

731	AV Homes Inc., (2)	11,806

422	Consolidated Tomoka Land Company	16,395

2,568	Forestar Real Estate Group Inc., (2)	55,494

3,648	Kennedy-Wilson Holdings Inc.	62,381

976	Tejon Ranch Company, (2)	32,979

2,385	Thomas Properties Group, Inc.	13,499
	Total Real Estate Management & Development	364,499
	Road & Rail – 0.5%

1,885	Arkansas Best Corporation, (3)	40,905

1,484	Celadon Group, Inc.	29,843

146	Nuveen Investments

Shares	Description (1)	Value
	Road & Rail (continued)

3,318	Heartland Express, Inc., (3)	$48,841

4,231	Knight Transportation Inc.	71,800

1,731	Marten Transport, Ltd.	29,704

472	Patriot Transportation Holding, Inc., (2)	16,260

1,583	Quality Distribution, Inc., (2), (3)	16,716

1,272	Roadrunner Transportation System Inc., (2)	38,453

1,779	Saia, Inc., (2)	53,263

6,041	Swift Transportation Company, (2), (3)	107,771

406	Universal Truckload Services, Inc.	11,193

3,275	Werner Enterprises, Inc., (3)	78,797

677	YRC Worldwide Inc., (2)	21,840
	Total Road & Rail	565,386
	Semiconductors & Equipment – 3.1%

2,828	Advanced Energy Industriess Inc., (2)	61,254

1,273	Alpha & Omega Semiconductor Limited, (2)	9,738

1,332	Ambarella, Incorporated, (2), (3)	22,111

5,468	Amkor Technology Inc., (2)	23,075

6,053	Anadigics Inc., (2)	13,014

4,837	Applied Micro Circuits Corporation, (2)	57,415

2,300	ATMI Inc., (2), (3)	57,155

7,971	Axcelis Technologies Inc., (2)	17,377

4,911	Brooks Automation Inc.	48,226

1,677	Cabot Microelectronics Corporation, (2), (3)	62,015

3,683	Cavium Networks Inc., (2), (3)	134,650

1,595	CEVA, Inc., (2)	29,077

4,567	Cirrus Logic Inc., (2)	88,052

1,805	Cohu Inc.	21,299

10,594	Cypress Semiconductor Corporation, (3)	135,285

2,630	Diodes Inc., (2)	72,088

1,424	DSP Group Inc., (2)	10,609

10,167	Entegris Inc., (2)	96,892

6,517	Entropic Communications Inc., (2)	28,870

2,755	Exar Corporation, (2)	35,843

3,675	FormFactor Inc., (2)	26,717

1,527	GSI Technology Inc., (2)	10,613

8,766	GT Advanced Technologies, Inc., (2), (3)	45,496

2,272	Hittite Microwave Corporation, (2)	141,955

1,878	Inphi Corporation, (2)	21,897

9,497	Integrated Device Technology, Inc., (2)	85,568

2,023	Integrated Silicon Solution, (2)	24,215

1,078	Intermolecular Inc, (2)	6,813

5,004	International Rectifier Corporation, (2), (3)	120,645

9,440	Intersil Holding Corporation, Class A	96,382

1,817	IXYS Corporation, (3)	20,423

4,949	Kopin Corporation, (2)	18,361

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)

8,332	Lattice Semiconductor Corporation, (2)	$42,993

3,426	LTX-Credence Corporation, (2)	18,363

761	MA-COM Technology Solutions Holdings Incorporated, (2)	12,199

1,641	Maxlinear Inc., (2)	11,372

3,354	Micrel, Incorporated, (3)	35,586

6,580	Microsemi Corporation, (2)	162,263

3,117	Mindspeed Technologies, Inc., (2), (3)	9,569

3,820	MKS Instruments Inc.	103,598

2,650	Monolithic Power Systems, Inc.	69,377

3,388	MoSys, Inc., (2)	13,925

1,665	Nanometrics Inc., (2)	25,574

1,449	NeoPhotonics Corporation, (2)	12,722

333	NVE Corporation, (2)	16,510

3,879	Omnivision Technologies, Inc., (2)	63,073

1,787	PDF Solutions, Inc., (2)	36,669

1,904	Peregrine Semiconductor Corporation, (2), (3)	20,830

1,652	Pericom Semiconductor Corporation, (2)	12,638

4,378	Photronics Inc., (2)	33,492

3,314	PLX Technologies Inc., (2)	18,161

14,700	PMC-Sierra, Inc., (2)	97,094

2,102	Power Integrations Inc., (3)	115,925

8,043	Rambus Inc., (2)	78,419

20,263	RF Micro Devices, Inc., (2)	105,165

1,261	Rubicon Technology Inc., (2), (3)	10,618

2,381	Rudolph Technologies, (2)	29,405

4,852	Semtech Corporation, (2), (3)	146,773

2,206	Sigma Designs, Inc., (2)	11,515

5,562	Silicon Image, Inc., (2)	31,870

3,407	Spansion Inc., Class A, (2)	40,203

16,701	SunEdison Inc., (2)	168,346

2,945	SunPower Corporation, (2), (3)	81,429

709	Supertex Inc.	19,058

3,802	Tessera Technologies Inc.	76,306

11,763	TriQuint Semiconductor, Inc., (2)	93,986

1,721	Ultra Clean Holdings, Inc., (2)	11,927

1,997	Ultratech Stepper Inc., (2)	58,352

2,821	Veeco Instruments Inc., (2)	98,058

1,803	Volterra Semiconductor Corporation, (2)	27,171
	Total Semiconductors & Equipment	3,663,664
	Software – 3.8%

4,023	Accelrys, Inc., (2)	35,121

2,871	ACI Worldwide, Inc., (2)	135,942

3,409	Actuate Corporation, (2)	25,158

2,337	Advent Software Inc.	68,778

1,736	American Software, Inc.	15,728

148	Nuveen Investments

Shares	Description (1)	Value
	Software (continued)

6,751	Aspen Technology Inc., (2)	$219,678

1,724	AVG Technologies NV, (2), (3)	38,445

3,289	Blackbaud, Inc.	115,411

2,726	Bottomline Technologies, Inc., (2)	79,245

2,036	Broadsoft Inc., (2), (3)	60,754

2,759	Callidus Software, Inc., (2), (3)	18,403

3,349	CommVault Systems, Inc., (2)	282,756

1,622	Comverse Incorporated, (2)	50,801

576	Cyan Inc., (2)	5,979

526	Digimarc Corporation	11,041

2,094	Ebix, Inc.	24,290

1,864	Ellie Mae Incorporated, (2)	43,897

2,335	EPIQ Systems, Inc.	30,378

271	ePlus, Inc.	17,206

2,540	Fair Isaac Corporation	126,898

1,177	Fleetmatics Group Limited, (2), (3)	44,326

4,250	Glu Mobile, Inc., (2)	11,645

1,059	Guidance Software, Inc., (2)	9,711

3,022	Guidewire Software Incorporated, (2), (3)	132,243

1,455	Imperva Incorporated, (2)	73,652

3,607	Infoblox, Incorporated, (2)	117,949

1,088	Interactive Intelligence Group, (2)	61,798

2,853	Jive Software Inc., (2)	38,287

1,402	Manhattan Associates Inc., (2), (3)	123,853

6,871	Mentor Graphics Corporation	141,062

631	Microstrategy Inc., (2)	59,951

1,601	Mitek Systems Inc., (2)	9,190

584	Model N Inc., (2)	13,771

2,709	Monotype Imaging Holdings Inc.	66,452

2,609	NetScout Systems, Inc., (2)	69,217

8,618	Parametric Technology Corporation, (2)	233,375

1,253	Pegasystems, Inc.	44,983

3,972	Progress Software Corporation, (2)	101,643

1,571	Proofpoint, Incorporated, (2)	42,276

1,618	PROS Holdings, Inc., (2)	53,103

463	QAD Inc A	5,908

6,270	QLIK Technologies Inc., (2), (3)	196,376

1,073	Qualys Incorporated, (2)	17,168

497	Rally Software Development Corporation, (2)	14,010

3,354	RealPage Inc., (2), (3)	67,617

838	Rosetta Stone Inc., (2)	13,693

1,221	Sapiens International Corporation NV	7,265

2,116	SeaChange International, Inc., (2)	24,926

426	Silver Springs Networks Inc., (2), (3)	11,549

2,245	Sourcefire Inc., (2), (3)	169,340

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Software (continued)

4,198	SS&C Technologies Holdings Inc., (2)	$150,204

2,047	Synchronoss Technologies, Inc., (2), (3)	70,601

5,791	Take-Two Interactive Software, Inc., (2), (3)	101,516

2,209	Tangoe Inc., (2), (3)	39,895

3,428	TeleCommunication Systems, (2)	9,256

1,148	TeleNav Inc., (2)	7,037

9,121	TiVo, Inc., (2)	100,787

2,229	Tyler Technologies Inc., (2)	166,328

1,991	Ultimate Software Group, Inc., (2)	269,382

2,087	Vasco Data Security International, Inc., (2)	17,176

3,797	Verint Systems Inc., (2)	135,857

3,041	VirnetX Holding Corporation, (2), (3)	57,992

4,831	Vringo Inc., (2), (3)	15,218
	Total Software	4,523,497
	Specialty Retail – 3.2%

5,654	Aeropostale, Inc., (2)	85,545

592	America’s Car-Mart, Inc., (2)	25,622

3,400	Ann Inc., (2), (3)	115,226

2,246	Asbury Automotive Group, Inc., (2)	109,695

2,910	Barnes & Noble Inc., (2)	51,944

2,506	bebe stores, inc., (3)	14,986

1,212	Big 5 Sporting Goods Corporation	24,567

1,118	Body Central Corporation, (2)	13,483

3,174	Brown Shoe Inc.	75,446

2,012	Buckle Inc.	112,632

1,985	Cato Corporation	55,878

1,664	Childrens Place Retail Stores Inc., (2)	89,923

2,617	Christopher & Banks Corporation, (2)	17,900

1,104	Citi Trends, Inc., (2)	15,555

1,618	Conn’s, Inc., (2)	104,555

990	Destination Maternity Corporation	29,759

3,034	Destination XL Group Inc., (2)	19,569

6,150	Express Inc., (2)	138,683

3,547	Finish Line, Inc., (3)	78,956

2,362	Five Below, Incorporated, (2), (3)	91,787

3,172	Francescas Holdings Corporation, (2), (3)	78,856

1,731	Genesco Inc., (2)	121,828

1,567	Group 1 Automotive Inc., (3)	114,062

1,421	Haverty Furniture Companies Inc.	36,946

925	Hhgregg Inc., (2)	14,513

1,872	Hibbett Sporting Goods, Inc., (2), (3)	109,793

2,014	Joseph A Bank Clothiers, Inc., (2)	82,292

1,005	Kirkland’s, Inc., (2)	17,668

1,605	Lithia Motors Inc.	104,710

1,980	Lumber Liquidators Inc., (2), (3)	191,704

150	Nuveen Investments

Shares	Description (1)	Value
	Specialty Retail (continued)

1,682	Marinemax Inc., (2)	$19,562

968	Mattress Firm Holding Corporation, (2), (3)	39,543

3,622	Mens Wearhouse Inc.	144,626

2,252	Monro Muffler Brake, Inc., (3)	96,859

2,029	New York & Company Inc., (2)	12,641

17,728	Office Depot, Inc., (2)	76,762

6,269	OfficeMax Inc., (3)	71,404

3,326	Pacific Sunwear of California, Inc., (2), (3)	14,801

3,043	Penske Auto Group, Inc.	113,139

3,831	Pep Boys – Manny, Moe & Jack, (2)	47,696

6,829	Pier 1 Imports, Inc.	160,482

7,364	RadioShack Corporation, (2), (3)	20,104

4,166	Rent-A-Center Inc., (3)	166,598

1,274	Restoration Hardware Holdings Incorporated, (2)	85,129

1,057	rue21, Inc., (2)	44,161

623	Sears Hometown and Outlet Stores, (2)	27,144

4,010	Select Comfort Corporation, (2)	91,629

1,057	Shoe Carnival, Inc.	28,232

2,805	Sonic Automotive Inc.	62,103

2,356	Stage Stores Inc., (3)	58,806

2,023	Stein Mart, Inc., (3)	28,261

818	Systemax Inc., (3)	7,877

1,329	Tile Shop Holdings Inc., (2)	37,783

680	Tilly’s Inc, Class A Shares, (2)	9,982

2,181	Vitamin Shoppe Inc., (2), (3)	104,753

1,049	West Marine, Inc., (2)	11,392

6,410	Wet Seal Inc., (2)	28,140

168	Winmark Corporation	12,079

2,339	Zale Corporation, (2)	21,706

1,521	Zumiez, Inc., (2), (3)	41,934
	Total Specialty Retail	3,829,411
	Textiles, Apparel & Luxury Goods – 1.2%

4,176	American Apparel, Inc., (2)	8,394

847	Columbia Sportswear Company, (3)	54,648

6,349	Crocs, Inc., (2)	86,791

588	Culp Inc.	11,313

8,642	Fifth & Pacific Companies Inc., (2), (3)	205,852

1,210	G III Apparel Group, Limited, (2), (3)	62,267

4,108	Iconix Brand Group, Inc., (2), (3)	134,907

5,771	Jones Apparel Group Inc.	94,760

1,678	Maidenform Brands Inc., (2)	39,198

1,273	Movado Group Inc.	46,439

969	Oxford Industries Inc., (3)	65,572

878	Perry Ellis International, Inc.	17,648

9,668	Quiksilver Inc., (2)	61,102

Nuveen Investments	151

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)

648	R.G. Barry Corporation	$11,230

2,804	Skechers USA Inc., (2)	76,493

2,889	Steven Madden Limited, (2)	148,552

3,449	Tumi Holdings Inc., (2)	82,500

1,041	Unifi Inc., (2)	23,881

1,492	Vera Bradley Inc., (2), (3)	36,166

3,604	Wolverine World Wide Inc., (3)	207,266
	Total Textiles, Apparel & Luxury Goods	1,474,979
	Thrifts & Mortgage Finance – 1.5%

6,453	Astoria Financial Corporation, (3)	78,726

786	Banc of California Inc.	11,570

3,432	Bank Mutual Corporation	21,313

1,561	BankFinancial Corporation	13,425

520	BBX Capital Corporation, (2)	7,379

2,304	Beneficial Mutual Bancorp Inc., (2)	19,860

1,827	Berkshire Hills Bancorp, Inc.	47,685

823	BofI Holdings, Inc., (2), (3)	44,648

5,050	Brookline Bancorp, Inc.	49,793

10,733	Capitol Federal Financial Inc.	135,343

1,640	Charter Financial Corporation	17,860

634	Clifton Savings Bancorp, Inc.	7,893

2,328	Dime Community Bancshares, Inc.	40,856

475	Doral Financial Group, (2)	11,405

961	ESB Financial Corporation	12,599

730	ESSA Bancorp Inc.	8,286

5,799	Everbank Financial Corporation, (3)	90,000

736	Federal Agricultural Mortgage Corporation	22,882

720	First Defiance Financial Corporation	19,008

226	First Federal Bancshares of Arkansas, Inc., (2)	2,226

1,186	First Financial Northwest Inc.	12,643

1,430	Flagstar Bancorp Inc., (2), (3)	23,450

878	Fox Chase Bancorp.	15,383

774	Franklin Financial Corporation	14,141

94	Hingham Institution for Savings	6,756

507	Home Bancorp Inc., (2), (3)	9,253

5,115	Home Loan Servicing Solutions Limited	128,028

934	HomeStreet Inc., (3)	20,268

1,034	Kearny Financial Corporation, (2)	10,712

628	Meridian Interstate Bancorp, Inc., (2)	12,849

396	Meta Financial Group, Inc.	11,650

23,341	MGIC Investment Corporation, (2)	178,325

310	NASB Financial, Inc., (2)	9,033

4,194	Northfield Bancorp Inc.	49,154

6,753	Northwest Bancshares Inc.	93,326

991	OceanFirst Financial Corporation	16,926

152	Nuveen Investments

Shares	Description (1)	Value
	Thrifts & Mortgage Finance (continued)

3,269	Oritani Financial Corporation	$53,154

920	PennyMac Financial Services Inc., (2)	18,032

720	Provident Financial Holdings, Inc.	12,600

4,300	Provident Financial Services Inc.	76,497

2,927	Provident New York Bancorp., (3)	31,758

12,454	Radian Group Inc.	174,977

1,976	Rockville Financial Inc.	25,886

542	Roma Financial Corporation, (2)	10,352

766	Territorial Bancorp Inc.	17,419

417	Tree.com Inc.	7,877

6,787	TrustCo Bank Corporation NY	40,315

2,853	United Community Financial Corporation, (2)	13,181

1,418	United Financial Bancorp.	22,135

1,186	Walker & Dunlop Inc., (2)	21,870

541	Waterstone Financial Inc., (2)	5,886

1,378	Westfield Financial Inc.	9,591

564	WSFS Financial Corporation	33,575
	Total Thrifts & Mortgage Finance	1,849,759
	Tobacco – 0.2%

6,471	Alliance One International, Inc., (2)	24,655

1,681	Universal Corporation, (3)	103,045

4,115	Vector Group Ltd., (3)	68,515
	Total Tobacco	196,215
	Trading Companies & Distributors – 0.9%

1,987	Aceto Corporation	30,838

4,933	Aircastle LTD	86,722

3,037	Applied Industrial Technologies Inc.	158,409

3,471	Beacon Roofing Supply Company, (2), (3)	141,582

2,937	Bluelinx Holdings Inc., (2)	5,433

1,238	CAI International Inc., (2)	25,985

651	DXP Enterprises, Inc., (2)	44,918

1,109	Edgen Group Incorporated, (2)	8,706

2,126	H&E Equipment Services, Inc.	48,557

1,321	Houston Wire & Cable Company	19,590

1,955	Kaman Corporation, (3)	74,016

2,463	Rush Enterprises, Class A, (2), (3)	61,378

2,439	TAL International Group Inc., (3)	98,170

1,535	Textainer Group Holdings Limited, (3)	54,324

1,252	Titan Machinery, Inc., (2), (3)	23,901

1,850	Watsco Inc.	172,697
	Total Trading Companies & Distributors	1,055,226
	Transportation Infrastructure – 0.0%

2,966	Wesco Aircraft Holdings Inc., (2)	58,045

Nuveen Investments	153

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Shares	Description (1)	Value
	Water Utilities – 0.3%

1,396	American States Water Co.	$89,651

553	Artesian Resources Corporation	13,018

3,475	California Water Service Group	75,754

800	Connecticut Water Service, Inc.	23,920

1,079	Consolidated Water Company, Limited	12,797

1,163	Middlesex Water Company	24,586

1,240	Pure Cycle Corporation, (2)	7,155

1,120	SJW Corporation	31,237

950	York Water Company	20,025
	Total Water Utilities	298,143
	Wireless Telecommunication Services – 0.2%

1,170	Boingo Wireless Inc., (2)	8,190

3,890	Leap Wireless International, Inc., (2)	64,885

12,394	NII Holdings Inc., Class B, (2), (3)	88,989

1,099	NTELOS Holdings Corporation	20,584

1,766	Shenandoah Telecommunications Company	34,031

1,559	USA Mobility Inc.	24,353
	Total Wireless Telecommunication Services	241,032
	Total Common Stocks (cost $77,154,072)	108,172,115

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 0.0%

591	Firsthand Technology Value Fund, Incorporated	$12,659
	Total Exchange-Traded Funds (cost $10,630)	12,659

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%

692	Clinical Data, Inc., (2), (5)	$—

1,493	Gerber Scientific, (5)	—

4,270	Invedus Pharmaceuticals Inc., (2), (5)	—

424	Omthera Pharmaceuticals, Inc., (5)	—
	Total Common Stock Rights (cost $0)	—

Shares	Description (1)	Value
	WARRANTS – 0.0%

47	Accelerate Diagnostics Inc., (5)	$15

644	Magnum Hunter Resources Corporation Warrants, (2)	34
	Total Warrants (cost $0)	49

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.3%

	Money Market Funds – 23.3%

27,998,825	Mount Vernon Securities Lending Prime Portfolio, 0.184%, (6), (7)	$27,998,825
	Total Investments Purchased with Collateral from Securities Lending (cost $27,998,825)	27,998,825
	Total Long-Term Investments (cost $105,163,527)	136,183,648

154	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value
	SHORT-TERM INVESTMENTS – 9.8%

	Money Market Funds – 9.3%

11,233,397	First American Treasury Obligations Fund, Class Z, (6)	0.000%	N/A	N/A	$11,233,397
	U.S. Government and Agency Obligations – 0.5%

$600	U.S. Treasury Bills, (9)	0.008%	8/22/13	Aaa	599,996
	Total Short-Term Investments (cost $11,833,352)				11,833,393
	Total Investments (cost $116,996,879) – 123.1%				148,017,041
	Other Assets Less Liabilities – (23.1)%				(27,759,642)
	Net Assets – 100%				$120,257,399

Investments in Derivatives as of July 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	111	9/13	$11,576,190	$531,973

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$108,172,115	$—	$—		$108,172,115
Exchange-Traded Funds	12,659	—	—		12,659
Common Stock Rights	—	—	—	*	—
Warrants	34	—	15		49
Investments Purchased with Collateral from Securities Lending	27,998,825	—	—		27,998,825
Short-Term Investments:
Money Market Funds	11,233,397	—	—		11,233,397
U.S. Government and Agency Obligations	—	599,996	—		599,996
Derivatives:
Futures Contracts**	531,973	—	—		531,973
Total	$147,949,003	$599,996	$15		$148,549,014
*	Level 3 securities have a market value of zero.
**	Represents net unrealized appreciation (depreciation).

Nuveen Investments	155

Portfolio of Investments (Unaudited)

Nuveen Small Cap Index Fund (continued)

July 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $117,324,183.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$36,689,927
Depreciation	(5,997,069)
Net unrealized appreciation (depreciation) of investments	$30,692,858

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $26,787,329.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(8)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.
N/A	Not applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust.

156	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 27, 2013